UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: BlackRock Fund Advisors 400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	July 31, 2023

Date of reporting period:	July 31, 2023

Item 1.   Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

July 31, 2023
iShares Trust
iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
iShares Core Conservative Allocation ETF | AOK | NYSE Arca
iShares Core Growth Allocation ETF | AOR | NYSE Arca
iShares Core Moderate Allocation ETF | AOM | NYSE Arca
iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX
2023 Annual Report

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S.
stocks and equities from developed and emerging markets.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-
backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of July 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
13.52% 13.02%
U.S. small cap equities
(Russell 2000
®
Index)
4.51 7.91
International equities
(MSCI Europe, Australasia,
Far East Index)
6.65 16.79
Emerging market equities
(MSCI Emerging Markets
Index)
3.26 8.35
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.34 3.96
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(2.08) (7.56)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(1.02) (3.37)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.20 0.93
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
2.92 4.42
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
4
2023
iShares Annual Report to Shareholders
iShares Trust
Global Market Overview
Global equity markets advanced during the 12 months ended July 31, 2023 (“reporting period”), supported by continued economic growth and moderating inflation. The MSCI
ACWI, a broad global equity index that includes both developed and emerging markets, returned 12.91% in U.S. dollar terms for the reporting period. Despite concerns about the impact of higher interest rates and rising prices, the global economy continued to grow, albeit at a slower pace than during the initial post-pandemic recovery. Inflation began to subside in most regions of the world, and lower energy prices reduced pressure on consumers, leading consumer and business sentiment to improve. While the
Russian invasion of Ukraine continued to disrupt trade in Europe and elsewhere, market adaptation lessened the economic impact of the ongoing war. The prices of oil, natural gas, and wheat all declined during the reporting period, easing pressure on the world’s economies.
The U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates seven times during the reporting period. The pace of tightening decelerated as the Fed twice lowered the increment of increase before pausing entirely in June 2023, the first time it declined to take action since the tightening cycle began.
However, the Fed then raised interest rates again at its July 2023 meeting and stated that it would continue to monitor economic data. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic.
Despite the tightening financial conditions, the U.S. economy demonstrated continued strength, and U.S. equities advanced. The economy returned to growth in the third quarter of 2022 and showed robust, if slightly slower, growth thereafter. Consumers powered the economy and increased their spending in both nominal and inflation-adjusted terms. Spending was helped by a strong labor market, as unemployment remained very low in historic terms, and the total number of employed persons reached an all-time high. Tightness in the labor market drove higher wages, although wage growth slowed as the reporting period continued.
European stocks outpaced their counterparts in most other regions of the globe, advancing strongly for the reporting period despite modest economic growth. European stocks benefited from a solid recovery following the early phases of the war in Ukraine. While the conflict disrupted critical natural gas supplies, new sources were secured and prices declined, while a warm winter helped moderate consumption. The European Central Bank (“ECB”) responded to the highest inflation since the introduction of the euro by raising interest rates eight times and beginning to reduce the size of its debt holdings.
Stocks in the Asia-Pacific region gained, albeit at a slower pace than other regions of the world. Japan returned to growth in the fourth quarter of 2022 and first quarter of
2023, as strong business investment and exports helped boost the economy and support Japanese equities. However, Chinese stocks were negatively impacted by slowing economic growth. While investors were initially optimistic following China’s lifting of several pandemic-related lockdowns in December 2022, subsequent performance disappointed, and tensions with the U.S. increased. Emerging market stocks advanced, as the improving global economic environment reassured investors. The declining value of the U.S. dollar relative to many other currencies and the slowing pace of the Fed’s interest rate increases also supported emerging market stocks.

iShares
®
Core Aggressive Allocation ETF
5
Fund Summary
Fund Summary
as of July 31, 2023
Investment Objective
The iShares Core Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented by the S&P Target Risk Aggressive Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 9.57% 6.73% 7.63% 9.57% 38.52% 108.54%
Fund Market ................................
9.73 6.75 7.62 – % 9.73 38.65 108.46
Index ..................................... 9.69 6.89 7.76 9.69 39.55 111.23
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,072.70  $ 0.57  $ 1,000.00  $ 1,024.25  $ 0.55  0.11%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Fund Summary
as of July 31, 2023 (continued)
iShares
®
Core Aggressive Allocation ETF
6
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
The Index’s mix of stock and bond funds designed to represent a growth target risk allocation strategy advanced for the reporting period as equities gained significantly, offsetting a decline in bond prices. The equity allocation, which represented approximately 80% of the Index on average during the reporting period, was the largest contributor to the Index’s return.
Large capitalization U.S. stocks contributed significantly to the Index’s performance as the U.S. economy continued to grow despite higher interest rates. The information technology sector advanced the most amid investor optimism surrounding new developments in artificial intelligence (“AI”) applications. The semiconductors and semiconductor equipment industry was a leading source of strength, as the potential for growth in AI boosted the industry. The software industry also benefited from the new technology, as an investment by a large systems software company in a leading AI company enabled the incorporation of AI into a search engine, driving optimism about other future applications. The technology hardware, storage and peripherals industry also gained amid growing revenues from services and an increasing installed base of users.
Stocks in international developed markets also contributed to the Index’s return, led by Japanese stocks amid strengthening growth in the Japanese economy for the first half of 2023. The Japanese industrials sector posted a notable advance, as higher net fees and trading profits boosted earnings in the capital goods industry. In France, the consumer discretionary sector was a source of strength, driven primarily by luxury goods in the textiles and apparel industry amid an increase in tourism from North America.
Emerging market equities also posted a gain for the reporting period, led by Taiwanese stocks. The Taiwanese information technology sector benefited from investor optimism about the impact of the rapid adoption of AI technology on local companies.
Within the bond allocation, which represented approximately 20% of the Index on average for the reporting period, U.S. bonds detracted the most from the Index’s performance.
The Fed’s seven interest rate increases during the reporting period worked against bond prices, making existing bonds relatively less attractive.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 48.5%
International Equity ................................ 32.8
Domestic Fixed Income ............................. 15.8
International Fixed Income ........................... 2.9
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core S&P 500 ETF ........................... 44.6%
iShares Core MSCI International Developed Markets ETF ...... 24.1
iShares Core Total USD Bond Market ETF ................. 15.8
iShares Core MSCI Emerging Markets ETF ................ 8.7
iShares Core International Aggregate Bond ETF ............. 2.9

iShares
®
Core Conservative Allocation ETF
7
Fund Summary
Fund Summary
as of July 31, 2023
Investment Objective
The iShares Core Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the
Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 1.98% 3.10% 3.63% 1.98% 16.51% 42.89%
Fund Market ................................
2.04 3.12 3.64 – % 2.04 16.62 42.99
Index ..................................... 2.07 3.27 3.76 2.07 17.46 44.69
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,024.50  $ 0.50  $ 1,000.00  $ 1,024.30  $ 0.50  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Fund Summary
as of July 31, 2023 (continued)
iShares
®
Core Conservative Allocation ETF
8
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
The Index’s mix of stock and bond funds designed to represent a conservative target risk allocation strategy advanced for the reporting period as equities gained significantly, offsetting a decline in bond prices. The equity allocation, which represented approximately 30% of the Index on average for the reporting period, was the largest contributor to the Index’s return.
Large capitalization U.S. stocks contributed significantly to the Index’s performance, as the U.S. economy continued to grow despite higher interest rates. The information technology sector advanced the most amid investor optimism surrounding new developments in artificial intelligence (“AI”) applications. The semiconductors and semiconductor equipment industry was a leading source of strength, as the potential for growth in AI boosted the industry. The software industry also benefited from the new technology, as an investment by a large systems software company in a leading AI company enabled the incorporation of AI into a search engine, driving optimism about other future applications.
Stocks in international developed markets also contributed to the Index’s return, led by Japanese stocks. The Japanese industrials sector posted notable gains, as higher net fees and trading profits boosted earnings in the capital goods industry. In France, the consumer discretionary sector was a source of strength, driven primarily by luxury goods in the textiles and apparel industry amid an increase in tourism from North America.
On the downside, bond allocation, which represented approximately 70% of the Index on average for the reporting period, detracted from the Index’s performance. U.S. bonds detracted the most, as the Fed’s seven interest rate increases during the reporting period worked against bond prices, making existing bonds relatively less attractive. U.S.
Treasuries declined, as the continued strength of the U.S. economy and the Fed’s outlook led investors to reassess the trajectory of interest rates. Issuance of U.S. Treasuries was substantial amid high deficit spending. Mortgage-backed securities (“MBS”) also detracted, as the Fed moved from net-buying to net-selling MBS, and investor interest in MBS cooled, driving mortgage rates to the highest level in 21 years.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 57.8%
Domestic Equity .................................. 19.0
International Equity ................................ 12.8
International Fixed Income ........................... 10.4
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core Total USD Bond Market ETF ................. 57.8%
iShares Core S&P 500 ETF ........................... 17.4
iShares Core International Aggregate Bond ETF ............. 10.4
iShares Core MSCI International Developed Markets ETF ...... 9.4
iShares Core MSCI Emerging Markets ETF ................ 3.4

iShares
®
Core Growth Allocation ETF
9
Fund Summary
Fund Summary
as of July 31, 2023
Investment Objective
The iShares Core Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 6.51% 5.33% 6.16% 6.51% 29.63% 81.86%
Fund Market ................................
6.52 5.33 6.17 – % 6.52 29.64 81.90
Index ..................................... 6.61 5.49 6.30 6.61 30.64 84.17
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,053.30  $ 0.51  $ 1,000.00  $ 1,024.30  $ 0.50  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Fund Summary
as of July 31, 2023 (continued)
iShares
®
Core Growth Allocation ETF
10
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
The Index’s mix of stock and bond funds designed to represent a growth target risk allocation strategy advanced for the reporting period as equities gained significantly, offsetting a decline in bond prices. The equity allocation, which represented approximately 60% of the Index on average for the reporting period, was the largest contributor to the Index’s return.
Large capitalization U.S. stocks contributed significantly to the Index’s performance, as the U.S. economy continued to grow despite higher interest rates. The information technology sector advanced the most amid investor optimism surrounding new developments in artificial intelligence (“AI”) applications. The semiconductors and semiconductor equipment industry was a leading source of strength, as the potential for growth in AI boosted the industry. The software industry also benefited from the new technology, as an investment by a large systems software company in a leading AI company enabled the incorporation of AI into a search engine, driving optimism about other future applications. The technology hardware, storage, and peripherals industry also gained amid growing revenues from services and an increasing installed base of users.
Stocks in international developed markets also contributed to the Index’s return, led by Japanese stocks amid strengthening growth in the Japanese economy in the first half of 2023. The Japanese industrials sector posted a notable advance, as higher net fees and trading profits boosted earnings in the capital goods industry. In France, the consumer discretionary sector was a source of strength, driven primarily by luxury goods in the textiles and apparel industry amid an increase in tourism from North America.
Emerging market equities also contributed, led by Taiwanese stocks. The Taiwanese information technology sector benefited from investor optimism about the impact of the rapid adoption of AI technology on local companies.
On the downside, the bond allocation, which represented approximately 40% of the Index on average for the reporting period, detracted. U.S. bonds detracted the most, as the Fed’s seven interest rate increases during the reporting period worked against bond prices, making existing bonds relatively less attractive.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 37.0%
Domestic Fixed Income ............................. 32.2
International Equity ................................ 25.0
International Fixed Income ........................... 5.8
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core S&P 500 ETF ........................... 34.0%
iShares Core Total USD Bond Market ETF ................. 32.2
iShares Core MSCI International Developed Markets ETF ...... 18.4
iShares Core MSCI Emerging Markets ETF ................ 6.6
iShares Core International Aggregate Bond ETF ............. 5.8

iShares
®
Core Moderate Allocation ETF
11
Fund Summary
Fund Summary
as of July 31, 2023
Investment Objective
The iShares Core Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 3.48% 3.85% 4.49% 3.48% 20.81% 55.12%
Fund Market ................................
3.57 3.86 4.48 – % 3.57 20.83 54.97
Index ..................................... 3.57 4.03 4.62 3.57 21.82 57.13
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,034.00  $ 0.50  $ 1,000.00  $ 1,024.30  $ 0.50  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Fund Summary
as of July 31, 2023 (continued)
iShares
®
Core Moderate Allocation ETF
12
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
The Index’s mix of stock and bond funds designed to represent a moderate target risk allocation strategy advanced for the reporting period as equities gained significantly, offsetting a decline in bond prices. The equity allocation, which represented approximately 40% of the Index on average for the reporting period, was the largest contributor to the Index’s return.
Large capitalization U.S. stocks contributed significantly to the Index’s performance, as the U.S. economy continued to grow despite higher interest rates. The information technology sector advanced the most amid investor optimism surrounding new developments in artificial intelligence (“AI”) applications. The semiconductors and semiconductor equipment industry was a leading source of strength, as the potential for growth in AI boosted the industry. The software industry also benefited from the new technology, as an investment by a large systems software company in a leading AI company enabled the incorporation of AI into a search engine, driving optimism about other future applications. The technology hardware, storage and peripherals industry also gained amid growing revenues from services and an increasing installed base of users.
Stocks in international developed markets also contributed to the Index’s return, led by Japanese stocks amid strengthening growth in the Japanese economy in the first half of 2023. The Japanese industrials sector posted a notable advance, as higher net fees and trading profits boosted earnings in the capital goods industry. In France, the consumer discretionary sector was a source of strength, driven primarily by luxury goods in the textiles and apparel industry amid an increase in tourism from North America.
On the downside, the bond allocation, which represented approximately 60% of the Index on average for the reporting period, detracted. U.S. bonds detracted the most, as the Fed’s seven interest rate increases during the reporting period worked against bond prices, making existing bonds relatively less attractive. U.S. Treasuries declined the most, as the continued strength of the U.S. economy and the Fed’s outlook led investors to reassess the trajectory of interest rates. Issuance of U.S. Treasuries was substantial amid high deficit spending.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 49.1%
Domestic Equity .................................. 25.0
International Equity ................................ 17.0
International Fixed Income ........................... 8.9
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core Total USD Bond Market ETF ................. 49.1%
iShares Core S&P 500 ETF ........................... 23.0
iShares Core MSCI International Developed Markets ETF ...... 12.5
iShares Core International Aggregate Bond ETF ............. 8.9
iShares Core MSCI Emerging Markets ETF ................ 4.5

iShares
®
Morningstar Multi-Asset Income ETF
13
Fund Summary
Fund Summary
as of July 31, 2023
Investment Objective
The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar
®
Multi-Asset High
Income Index
SM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 2.14% 0.15% 2.64% 2.14% 0.76% 29.82%
Fund Market ................................
1.76 0.10 2.61 – % 1.76 0.48 29.42
Index ..................................... 2.53 0.24 2.67 2.53 1.23 30.10
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,005.70  $ 1.24  $ 1,000.00  $ 1,023.55  $ 1.25  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Fund Summary
as of July 31, 2023 (continued)
iShares
®
Morningstar Multi-Asset Income ETF
14
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
The Index’s mix of stock, bond, and real estate investment trust (“REIT”) funds designed to seek a high current income while providing an opportunity for capital appreciation advanced for the reporting period. The equity component was the largest contributor to the Index’s return, as resilience in the global economy supported stocks. High-dividend stocks in emerging markets gained, as easing inflation drove optimism for lower interest rates. Brazilian stocks benefited from accelerating economic growth in the first quarter of 2023 amid slowing inflation and higher agricultural output. Robust exports drove the strong performance of the Brazilian real relative to the U.S. dollar, increasing the value of Brazilian stocks in U.S. dollar terms. A large oil company continued making dividend payments even as earnings declined due to lower oil prices. High-dividend Taiwanese stocks also advanced, as its information technology companies were buoyed by growing investor interest in technologies related to artificial intelligence (“AI”). Growth in AI applications benefited companies that made AI server partnerships with a large U.S. chipmaker.
Securities outside the U.S. that had relatively high dividends also contributed to the Index’s performance, helped by the strong performance of Australian stocks. Mining companies posted a solid advance, as Australian exports remained elevated relative to pre-pandemic levels despite a decline in the value of many commodities. Development of several new mining and modernization projects supported cash flows and dividend payments. Italian stocks also contributed, as a large energy company posted robust profits and struck deals to replace Russian natural gas with other sources.
The bond component of the Index also contributed to the Index’s return overall. Emerging market bonds denominated in local currencies gained, primarily driven by Latin
American bonds. Resilient economic conditions in much of the region, decelerating inflation, and the strong performance relative to the U.S. dollar of several currencies, including the Colombian peso, the Mexican peso, and the Brazilian real, bolstered gains in bond prices.
High-yield corporate bonds also posted an advance, as investor demand for higher-yield bonds was robust, and issuance accelerated in the second half of the reporting period. Optimism about the state of the U.S. economy helped to narrow the yield spread between higher-rated and lower-rated corporate debt.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 34.2%
International Fixed Income ........................... 24.6
International Equity ................................ 20.1
Domestic Real Estate ............................... 11.0
Domestic Equity .................................. 10.1
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares iBoxx $ High Yield Corporate Bond ETF ............. 19.7%
iShares Floating Rate Bond ETF ....................... 14.6
iShares 1-5 Year Investment Grade Corporate Bond ETF ....... 14.5
iShares Mortgage Real Estate ETF ...................... 11.0
iShares Emerging Markets Dividend ETF .................. 10.2

About Fund Performance
15
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
July 31, 2023
iShares
®
Core Aggressive Allocation ETF
(Percentages shown are based on Net Assets)
16
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  48 .4%
iShares Core S&P 500 ETF .................. 1,617,137 $ 744,174,105
iShares Core S&P Mid-Cap ETF ............... 167,902 45,736,505
iShares Core S&P Small-Cap ETF ............. 187,105 19,675,962
809,586,572
a
Domestic Fixed Income  —  15 .8%
iShares Core Total USD Bond Market ETF ........ 5,838,864 264,617,316
a
International Equity  —  32 .8%
iShares Core MSCI Emerging Markets ETF ....... 2,778,628 145,127,740
iShares Core MSCI International Developed Markets
ETF ................................ 6,394,176 402,513,379
547,641,119
a
International Fixed Income  —  2 .9%
iShares Core International Aggregate Bond ETF .... 970,538 47,857,229
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,531,748,075 ) ............................... 1,669,702,236
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(a) (b)
............................ 2,259,190 $ 2,259,190
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,259,190 ) .................................. 2,259,190
Total Investments — 100.0%
(Cost: $ 1,534,007,265 ) ............................... 1,671,961,426
Liabilities in Excess of Other Assets — 0 .0% ................ (8,380)
Net Assets — 100.0% ................................. $ 1,671,953,046
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 2,154,731 $ — $ (2,147,336)
(b)
$ (6,967) $ (428) $ — — $ 35,229
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,676,395 — (417,205)
(b)
— — 2,259,190 2,259,190 103,311 4
iShares Core
International
Aggregate Bond
ETF ........ 46,675,765 22,863,472 (19,787,458) (443,828) (1,450,722) 47,857,229 970,538 1,054,020 —
iShares Core MSCI
Emerging Markets
ETF ........ 120,130,033 73,546,798 (62,467,045) 1,366,705 12,551,249 145,127,740 2,778,628 3,465,516 —
iShares Core MSCI
International
Developed
Markets ETF .. 354,435,384 162,596,727 (162,566,511) 6,170,392 41,877,387 402,513,379 6,394,176 9,197,668 —
iShares Core S&P
500 ETF ..... 648,726,023 271,497,922 (252,184,142) 82,809,609 (6,675,307) 744,174,105 1,617,137 10,593,510 —
iShares Core S&P
Mid-Cap ETF .. 39,596,754 17,640,809 (15,476,292) 5,527,446 (1,552,212) 45,736,505 167,902 678,604 —
iShares Core S&P
Small-Cap ETF 17,284,624 8,193,494 (6,714,701) 1,828,531 (915,986) 19,675,962 187,105 274,085 —
iShares Core Total
USD Bond Market
ETF ........ 264,302,281 120,096,407 (106,142,690) (1,665,564) (11,973,118) 264,617,316 5,838,864 7,777,883 —
$ 95,586,324 $ 31,860,863
$ 1,671,961,426
$ 33,179,826 $ 4
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

iShares
®
Core Aggressive Allocation ETF
Schedule of Investments
(continued)
July 31, 2023
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 9 09/15/23 $ 2,077 $ 101,051
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 101,051 $ — $ — $ — $ 101,051
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (186,223) $ — $ — $ — $ (186,223)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (2,224) $ — $ — $ — $ (2,224)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,431,244
a

Schedule of Investments
(continued)
July 31, 2023
iShares
®
Core Aggressive Allocation ETF
18
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ......................................... $ 1,669,702,236 $ — $ — $ 1,669,702,236
Short-Term Securities
Money Market Funds .......................................... 2,259,190 — — 2,259,190
$ 1,671,961,426 $ — $ — $ 1,671,961,426
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 101,051 $ — $ — $ 101,051
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Core Conservative Allocation ETF
Schedule of Investments
July 31, 2023
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  18 .9%
iShares Core S&P 500 ETF .................. 256,230 $ 117,911,921
iShares Core S&P Mid-Cap ETF ............... 26,602 7,246,385
iShares Core S&P Small-Cap ETF ............. 29,645 3,117,468
128,275,774
a
Domestic Fixed Income  —  57 .6%
iShares Core Total USD Bond Market ETF
(b)
....... 8,634,800 391,329,136
a
International Equity  —  12 .8%
iShares Core MSCI Emerging Markets ETF
(b)
...... 440,266 22,995,093
iShares Core MSCI International Developed Markets
ETF ................................ 1,013,146 63,777,541
86,772,634
a
International Fixed Income  —  10 .4%
iShares Core International Aggregate Bond ETF .... 1,435,277 70,773,509
a
Total Long-Term Investments — 99.7%
(Cost: $ 749,212,282 ) ................................ 677,151,053
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  3 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(a) (c) (d)
...................... 20,292,355 $ 20,296,414
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(a) (c)
............................ 1,779,284 1,779,284
a
Total Short-Term Securities — 3.3%
(Cost: $ 22,075,780 ) ................................. 22,075,698
Total Investments — 103.0%
(Cost: $ 771,288,062 ) ................................ 699,226,751
Liabilities in Excess of Other Assets — ( 3 .0 ) % ............... (20,345,948)
Net Assets — 100.0% ................................. $ 678,880,803
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ — $ 20,297,986
(a)
$ — $ (1,490) $ (82) $ 20,296,414 20,292,355 $ 18,381
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 2,230,003 — (450,719)
(a)
— — 1,779,284 1,779,284 67,860 —
iShares Core
International
Aggregate Bond
ETF ....... 82,767,554 78,036,200 (86,171,460) (2,000,624) (1,858,161) 70,773,509 1,435,277 1,891,984 —
iShares Core
MSCI Emerging
Markets ETF . 22,823,154 27,789,383 (29,806,350) (31,550) 2,220,456 22,995,093 440,266 642,838 —
iShares Core MSCI
International
Developed
Markets ETF . 67,340,977 68,213,160 (80,934,394) 2,064,109 7,093,689 63,777,541 1,013,146 1,597,488 —
iShares Core S&P
500 ETF .... 123,249,129 113,924,771 (131,219,929) 2,790,138 9,167,812 117,911,921 256,230 2,137,905 —
iShares Core S&P
Mid-Cap ETF . 7,520,623 7,403,319 (8,368,217) 315,442 375,218 7,246,385 26,602 138,616 —
iShares Core S&P
Small-Cap ETF 3,292,532 3,118,406 (3,441,962) 198,503 (50,011) 3,117,468 29,645 55,232 —

Schedule of Investments
(continued)
July 31, 2023
iShares
®
Core Conservative Allocation ETF
20
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
Total USD Bond
Market ETF .. $ 468,677,355 $ 429,507,868 $ (478,625,695) $ (11,505,012) $ (16,725,380) $ 391,329,136 8,634,800 $ 13,696,711 $ —
$ (8,170,484) $ 223,541
$ 699,226,751
$ 20,247,015 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 677,151,053 $ — $ — $ 677,151,053
Short-Term Securities
Money Market Funds ...................................... 22,075,698 — — 22,075,698
$ 699,226,751 $ — $ — $ 699,226,751

iShares
®
Core Growth Allocation ETF
Schedule of Investments
July 31, 2023
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  36 .9%
iShares Core S&P 500 ETF .................. 1,411,387 $ 649,492,070
iShares Core S&P Mid-Cap ETF ............... 146,541 39,917,768
iShares Core S&P Small-Cap ETF ............. 163,297 17,172,312
706,582,150
a
Domestic Fixed Income  —  32 .2%
iShares Core Total USD Bond Market ETF ........ 13,589,302 615,867,167
a
International Equity  —  24 .9%
iShares Core MSCI Emerging Markets ETF ....... 2,425,105 126,663,234
iShares Core MSCI International Developed Markets
ETF ................................ 5,580,648 351,301,792
477,965,026
a
International Fixed Income  —  5 .8%
iShares Core International Aggregate Bond ETF .... 2,258,812 111,382,020
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,927,032,782 ) ............................... 1,911,796,363
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(a) (b)
............................ 3,504,508 $ 3,504,508
a
Total Short-Term Securities — 0.2%
(Cost: $ 3,504,508 ) .................................. 3,504,508
Total Investments — 100.0%
(Cost: $ 1,930,537,290 ) ............................... 1,915,300,871
Liabilities in Excess of Other Assets — 0 .0% ................ (167,940)
Net Assets — 100.0% ................................. $ 1,915,132,931
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 161,535,851 $ — $ (161,469,472)
(b)
$ (34,080) $ (32,299) $ — — $ 55,693
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 2,239,395 1,265,113
(b)
— — — 3,504,508 3,504,508 153,041 1
iShares Core
International
Aggregate Bond
ETF ....... 122,727,366 85,894,236 (91,785,716) (2,250,965) (3,202,901) 111,382,020 2,258,812 3,294,985 —
iShares Core
MSCI Emerging
Markets ETF . 118,447,766 106,042,043 (113,202,151) 3,980,991 11,394,585 126,663,234 2,425,105 3,623,383 —
iShares Core MSCI
International
Developed
Markets ETF . 349,475,537 249,710,728 (302,101,139) 15,285,012 38,931,654 351,301,792 5,580,648 8,822,872 —
iShares Core S&P
500 ETF .... 639,637,549 409,438,418 (470,844,245) 84,416,438 (13,156,090) 649,492,070 1,411,387 10,625,619 —
iShares Core S&P
Mid-Cap ETF . 39,037,180 26,855,185 (30,037,197) 5,970,295 (1,907,695) 39,917,768 146,541 683,272 —
iShares Core S&P
Small-Cap ETF 17,043,551 11,792,717 (12,585,019) 2,522,347 (1,601,284) 17,172,312 163,297 274,758 —

Schedule of Investments
(continued)
July 31, 2023
iShares
®
Core Growth Allocation ETF
22
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
Total USD Bond
Market ETF .. $ 694,941,787 $ 463,901,415 $ (511,039,225) $ (1,413,758) $ (30,523,052) $ 615,867,167 13,589,302 $ 20,587,353 $ —
$ 108,476,280 $ (97,082)
$ 1,915,300,871
$ 48,120,976 $ 1
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,911,796,363 $ — $ — $ 1,911,796,363
Short-Term Securities
Money Market Funds ...................................... 3,504,508 — — 3,504,508
$ 1,915,300,871 $ — $ — $ 1,915,300,871

iShares
®
Core Moderate Allocation ETF
Schedule of Investments
July 31, 2023
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  25 .0%
iShares Core S&P 500 ETF .................. 668,650 $ 307,699,357
iShares Core S&P Mid-Cap ETF ............... 69,423 18,910,825
iShares Core S&P Small-Cap ETF ............. 77,365 8,135,704
334,745,886
a
Domestic Fixed Income  —  49 .0%
iShares Core Total USD Bond Market ETF ........ 14,485,484 656,482,135
a
International Equity  —  16 .9%
iShares Core MSCI Emerging Markets ETF ....... 1,148,903 60,007,204
iShares Core MSCI International Developed Markets
ETF ................................ 2,643,858 166,430,861
226,438,065
a
International Fixed Income  —  8 .9%
iShares Core International Aggregate Bond ETF .... 2,407,776 118,727,434
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,405,990,314 ) ............................... 1,336,393,520
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(a) (b)
............................ 3,137,565 $ 3,137,565
a
Total Short-Term Securities — 0.2%
(Cost: $ 3,137,565 ) .................................. 3,137,565
Total Investments — 100.0%
(Cost: $ 1,409,127,879 ) ............................... 1,339,531,085
Liabilities in Excess of Other Assets — 0 .0% ................ (110,088)
Net Assets — 100.0% ................................. $ 1,339,420,997
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 63,558,320 $ — $ (63,527,883)
(b)
$ (17,898) $ (12,539) $ — — $ 48,784
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 2,973,259 164,306
(b)
— — — 3,137,565 3,137,565 112,820 —
iShares Core
International
Aggregate Bond
ETF ....... 143,630,531 45,101,400 (63,991,807) (2,401,944) (3,610,746) 118,727,434 2,407,776 2,953,521 —
iShares Core
MSCI Emerging
Markets ETF . 61,611,020 28,659,104 (35,990,820) (193,260) 5,921,160 60,007,204 1,148,903 1,581,015 —
iShares Core MSCI
International
Developed
Markets ETF . 181,777,972 59,775,625 (96,012,725) 1,522,046 19,367,943 166,430,861 2,643,858 4,059,738 —
iShares Core S&P
500 ETF .... 332,711,997 90,372,792 (145,596,329) 34,337,674 (4,126,777) 307,699,357 668,650 5,026,730 —
iShares Core S&P
Mid-Cap ETF . 20,309,270 6,215,243 (9,198,874) 2,371,124 (785,938) 18,910,825 69,423 323,440 —
iShares Core S&P
Small-Cap ETF 8,872,972 2,742,102 (3,760,323) 835,298 (554,345) 8,135,704 77,365 129,704 —

Schedule of Investments
(continued)
July 31, 2023
iShares
®
Core Moderate Allocation ETF
24
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
Total USD Bond
Market ETF .. $ 813,311,256 $ 230,035,594 $ (345,263,141) $ (13,411,852) $ (28,189,722) $ 656,482,135 14,485,484 $ 21,945,367 $ —
$ 23,041,188 $ (11,990,964)
$ 1,339,531,085
$ 36,181,119 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,336,393,520 $ — $ — $ 1,336,393,520
Short-Term Securities
Money Market Funds ...................................... 3,137,565 — — 3,137,565
$ 1,339,531,085 $ — $ — $ 1,339,531,085

iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
July 31, 2023
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  10 .0%
iShares Preferred and Income Securities ETF ...... 436,350 $ 13,622,847
a
Domestic Fixed Income  —  34 .2%
iShares 1-5 Year Investment Grade Corporate Bond
ETF
(b)
............................... 391,649 19,703,861
iShares iBoxx $ High Yield Corporate Bond ETF
(b)
... 354,425 26,759,088
46,462,949
a
Domestic Real Estate  —  11 .0%
iShares Mortgage Real Estate ETF
(b)
............ 609,110 14,959,742
a
International Equity  —  20 .0%
iShares Emerging Markets Dividend ETF ......... 531,278 13,802,602
iShares International Select Dividend ETF ........ 293,494 8,044,671
iShares MSCI EAFE Value ETF ............... 104,769 5,348,457
27,195,730
a
International Fixed Income  —  24 .6%
iShares Floating Rate Bond ETF
(b)
............. 389,636 19,816,887
iShares J.P. Morgan EM Local Currency Bond ETF .. 185,514 6,969,761
Security Shares Value
a
International Fixed Income — 24.6% (continued)
iShares J.P. Morgan USD Emerging Markets Bond ETF 75,414 $ 6,612,299
33,398,947
a
Total Long-Term Investments — 99.8%
(Cost: $ 150,211,567 ) ................................ 135,640,215
a
Short-Term Securities
Money Market Funds  —  34 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(a) (c) (d)
...................... 47,030,097 47,039,503
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(a) (c)
............................ 263,003 263,003
a
Total Short-Term Securities — 34.8%
(Cost: $ 47,303,562 ) ................................. 47,302,506
Total Investments — 134.6%
(Cost: $ 197,515,129 ) ................................ 182,942,721
Liabilities in Excess of Other Assets — ( 34 .6 ) % .............. (47,044,566)
Net Assets — 100.0% ................................. $ 135,898,155
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 39,860,940 $ 7,155,723
(a)
$ — $ 30,367 $ (7,527) $ 47,039,503 47,030,097 $ 464,182
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 218,181 44,822
(a)
— — — 263,003 263,003 12,595 —
iShares 10-20 Year
Treasury Bond
ETF
(c)
........ 7,230,837 139,144 (7,021,936) (1,990,529) 1,642,484 — — 13,250 —
iShares 1-3 Year
Treasury Bond
ETF
(c)
........ — 7,151,792 (7,213,299) 61,507 — — — 45,290 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... — 30,188,831 (10,393,619) (52,947) (38,404) 19,703,861 391,649 563,268 3,459
iShares 20+ Year
Treasury Bond
ETF
(c)
........ 1,761,215 33,794 (1,711,500) (720,818) 637,309 — — 3,195 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF
(c)
........ — 8,714,994 (8,546,670) (168,324) — — — 62,628 —

Schedule of Investments
(continued)
July 31, 2023
iShares
®
Morningstar Multi-Asset Income ETF
26
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Emerging
Markets Dividend
ETF ......... $ 15,178,051 $ 5,976,299 $ (7,211,618) $ (661,942) $ 521,812 $ 13,802,602 531,278 $ 1,469,788 $ —
iShares Floating
Rate Bond ETF . — 24,088,727 (4,332,761) 979 59,942 19,816,887 389,636 558,124 —
iShares iBoxx $ High
Yield Corporate
Bond ETF ..... 36,322,148 7,909,737 (16,064,477) (1,075,270) (333,050) 26,759,088 354,425 1,707,703 —
iShares International
Select Dividend
ETF ......... 15,872,729 4,929,605 (12,291,092) (1,556,568) 1,089,997 8,044,671 293,494 910,618 —
iShares J.P. Morgan
EM Local
Currency Bond
ETF ......... 8,665,321 1,970,264 (4,356,736) (507,462) 1,198,374 6,969,761 185,514 66,055 —
iShares J.P. Morgan
USD Emerging
Markets Bond ETF 26,245,540 11,168,036 (30,071,886) (1,798,517) 1,069,126 6,612,299 75,414 715,178 —
iShares MBS ETF
(c)
27,259,009 526,116 (26,773,528) (2,705,329) 1,693,732 — — 49,960 —
iShares Mortgage
Real Estate ETF . 4,149,829 17,620,644 (5,052,172) (322,088) (1,436,471) 14,959,742 609,110 1,253,959 —
iShares MSCI EAFE
Value ETF ..... — 5,218,402 (234,556) 7,540 357,071 5,348,457 104,769 137,911 —
iShares Preferred
and Income
Securities ETF .. 28,075,697 4,655,183 (16,500,200) (2,068,979) (538,854) 13,622,847 436,350 1,151,938 —
iShares U.S. Real
Estate ETF
(c)
... 5,093,413 101,930 (4,898,800) (229,475) (67,068) — — — —
$ (13,757,855) $ 5,848,473
$ 182,942,721
$ 9,185,642 $ 3,459
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 135,640,215 $ — $ — $ 135,640,215
Short-Term Securities
Money Market Funds ...................................... 47,302,506 — — 47,302,506
$ 182,942,721 $ — $ — $ 182,942,721

27
Financial Statements
Statements of Assets and Liabilities
July 31, 2023
See notes to financial statements.
iShares
Core Aggressive
Allocation ETF
iShares
Core Conservative
Allocation ETF
iShares
Core Growth
Allocation ETF
iShares
Core Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
....................................... $ 1,671,961,426  $ 699,226,751  $ 1,915,300,871  $ 1,339,531,085
Cash ............................................................ 19,013  —  —  —
Cash pledged:
Futures contracts .................................................. 112,000  —  —  —
Receivables:
Securities lending income — affiliated .................................... 1,803  4,090  —  959
Capital shares sold ................................................. 4,224  4,304  4,483  —
Dividends — affiliated ............................................... 16,028  7,714  20,628  16,569
Interest — unaffiliated ............................................... 131  152  235  253
Variation margin on futures contracts ..................................... 3,600  —  —  —
Total assets .......................................................
1,672,118,225  699,243,011  1,915,326,217  1,339,548,866
LIABILITIES
Due to broker ...................................................... 19,095  —  30,729  17,703
Collateral on securities loaned ........................................... —  20,307,550  —  —
Payables:
Investment advisory fees ............................................. 146,084  54,658  162,557  110,166
Total liabilities ......................................................
165,179  20,362,208  193,286  127,869
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,671,953,046  $ 678,880,803  $ 1,915,132,931  $ 1,339,420,997
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,555,914,502  $ 760,393,407  $ 1,958,420,583  $ 1,426,940,219
Accumulated earnings (loss) ............................................ 116,038,544  (81,512,604) (43,287,652) (87,519,222)
NET ASSETS ......................................................
$ 1,671,953,046  $ 678,880,803  $ 1,915,132,931  $ 1,339,420,997
NET ASSET VALUE
Shares outstanding .................................................. 24,700,000  19,100,000  36,700,000  32,850,000
Net asset value ..................................................... $ 67.69  $ 35.54  $ 52.18  $ 40.77
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ —  $ 19,917,877  $ —  $ —
(b)
Investments, at cost — affiliated ........................................ $ 1,534,007,265  $ 771,288,062  $ 1,930,537,290  $ 1,409,127,879

28
2023
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
(continued)
July 31, 2023
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
ASSETS
Investments, at value — affiliated
(a) (b)
...................................................................................... $ 182,942,721
Receivables:
Securities lending income — affiliated ................................................................................... 31,055
Dividends — affiliated .............................................................................................. 1,731
Interest — unaffiliated .............................................................................................. 21
Total assets ......................................................................................................
182,975,528
LIABILITIES
Collateral on securities loaned .......................................................................................... 47,048,495
Payables:
Investment advisory fees ............................................................................................ 28,878
Total liabilities .....................................................................................................
47,077,373
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 135,898,155
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 204,512,141
Accumulated loss .................................................................................................. (68,613,986)
NET ASSETS .....................................................................................................
$ 135,898,155
NET ASSET VALUE
Shares outstanding ................................................................................................. 6,900,000
Net asset value .................................................................................................... $ 19.70
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 46,051,359
(b)
Investments, at cost — affiliated ....................................................................................... $ 197,515,129

29
Financial Statements
Statements of Operations
Year Ended July 31, 2023
See notes to financial statements.
iShares
Core Aggressive
Allocation ETF
iShares
Core Conservative
Allocation ETF
iShares
Core Growth
Allocation ETF
iShares
Core Moderate
Allocation ETF
INVESTMENT INCOME
Dividends — affiliated .............................................. $ 33,144,597  $ 20,228,634  $ 48,065,283  $ 36,132,335
Interest — unaffiliated .............................................. 6,813  1,392  2,108  2,185
Securities lending income — affiliated — net ............................... 35,229  18,381  55,693  48,784
Total investment income ..............................................
33,186,639  20,248,407  48,123,084  36,183,304
EXPENSES
Investment advisory ............................................... 2,276,153  1,148,757  3,004,283  2,121,574
Total expenses .................................................... 2,276,153  1,148,757  3,004,283  2,121,574
Less: (680,027) (422,071) (979,958) (750,197)
Investment advisory fees waived ....................................... (680,027) (422,071) (979,958) (750,197)
Total expenses after fees waived ........................................
1,596,126  726,686  2,024,325  1,371,377
Net investment income ...............................................
31,590,513  19,521,721  46,098,759  34,811,927
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................... (12,840,098) (5,720,429) (18,215,265) (11,135,124)
Capital gain distributions from underlying funds — affiliated ................... 4  —  1  —
Futures contracts ............................................... (186,223) —  —  —
In-kind redemptions — affiliated
(a)
.................................... 108,426,422  (2,450,055) 126,691,545  34,176,312
95,400,105  (8,170,484) 108,476,281  23,041,188
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................... 31,860,863  223,541  (97,082) (11,990,964)
Futures contracts ............................................... (2,224) —  —  —
31,858,639  223,541  (97,082) (11,990,964)
Net realized and unrealized gain (loss) ....................................
127,258,744  (7,946,943) 108,379,199  11,050,224
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 158,849,257  $ 11,574,778  $ 154,477,958  $ 45,862,151
(a)
See Note 2 of the Notes to Financial Statements.

30
2023
iShares Annual Report to Shareholders
Statements of Operations
(continued)
Year Ended July 31, 2023
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
INVESTMENT INCOME
Dividends — affiliated .............................................................................................. $ 8,721,460
Interest — unaffiliated .............................................................................................. 3,075
Securities lending income — affiliated — net ............................................................................... 464,182
Total investment income ..............................................................................................
9,188,717
EXPENSES
Investment advisory ............................................................................................... 368,960
Total expenses .................................................................................................... 368,960
Less: (21,806)
Investment advisory fees waived ....................................................................................... (21,806)
Total expenses after fees waived ........................................................................................
347,154
Net investment income ...............................................................................................
8,841,563
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................................................................... (11,762,095)
Capital gain distributions from underlying funds — affiliated ................................................................... 3,459
In-kind redemptions — affiliated
(a)
.................................................................................... (1,995,760)
(13,754,396)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................................................................... 5,848,473
5,848,473
Net realized and unrealized loss .........................................................................................
(7,905,923)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 935,640
(a)
See Note 2 of the Notes to Financial Statements.

31
Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core Aggressive Allocation ETF
iShares
Core Conservative Allocation ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 31,590,513  $ 32,153,145  $ 19,521,721  $ 17,858,116
Net realized gain (loss) ......................................... 95,400,105  39,937,636  (8,170,484) 31,937,455
Net change in unrealized appreciation (depreciation) ..................... 31,858,639  (225,558,305) 223,541  (145,677,421)
Net increase (decrease) in net assets resulting from operations ................
158,849,257  (153,467,524) 11,574,778  (95,881,850)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(31,583,604) (32,266,259) (19,515,919) (17,925,123)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
50,787,208  214,927,706  (90,629,822) (53,997,076)
NET ASSETS
Total increase (decrease) in net assets ................................ 178,052,861  29,193,923  (98,570,963) (167,804,049)
Beginning of year ...............................................
1,493,900,185  1,464,706,262  777,451,766  945,255,815
End of year ...................................................
$ 1,671,953,046  $ 1,493,900,185  $ 678,880,803  $ 777,451,766
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

32
2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Core Growth Allocation ETF
iShares
Core Moderate Allocation ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 46,098,759  $ 39,899,259  $ 34,811,927  $ 32,122,119
Net realized gain ............................................. 108,476,281  86,344,009  23,041,188  38,493,499
Net change in unrealized appreciation (depreciation) ..................... (97,082) (314,246,107) (11,990,964) (239,058,787)
Net increase (decrease) in net assets resulting from operations ................
154,477,958  (188,002,839) 45,862,151  (168,443,169)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(46,085,797) (40,047,030) (34,793,702) (32,237,867)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(176,696,941) 366,489,181  (236,731,183) 57,844,441
NET ASSETS
Total increase (decrease) in net assets ................................ (68,304,780) 138,439,312  (225,662,734) (142,836,595)
Beginning of year ...............................................
1,983,437,711  1,844,998,399  1,565,083,731  1,707,920,326
End of year ...................................................
$ 1,915,132,931  $ 1,983,437,711  $ 1,339,420,997  $ 1,565,083,731
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

33
Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Morningstar Multi-Asset Income ETF
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 8,841,563  $ 7,232,827
Net realized loss ................................................................................ (13,754,396) (16,201,654)
Net change in unrealized appreciation (depreciation) ........................................................ 5,848,473  (18,460,349)
Net increase (decrease) in net assets resulting from operations ...................................................
935,640  (27,429,176)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(8,811,807) (7,447,378)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(32,266,234) (32,274,013)
NET ASSETS
Total decrease in net assets .......................................................................... (40,142,401) (67,150,567)
Beginning of year ..................................................................................
176,040,556  243,191,123
End of year ......................................................................................
$ 135,898,155  $ 176,040,556
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

34
2023
iShares Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Aggressive Allocation ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ..........................
$ 63.03  $ 70.93  $ 56.77  $ 54.53  $ 54.21
Net investment income
(a)
................................ 1 .29  1 .43  1 .05  1 .24  1 .29
Net realized and unrealized gain (loss)
(b)
......................
4 .63  ( 7 .93 ) 14.19  2 .24  0 .28
Net increase (decrease) from investment operations ...............
5 .92  ( 6 .50 ) 15.24  3 .48  1 .57
Distributions from net investment income
(c)
...................... ( 1 .26 ) ( 1 .40 ) ( 1 .08 ) ( 1 .24 ) ( 1 .25 )
Net asset value, end of year ..............................
$ 67.69  $ 63.03  $ 70.93  $ 56.77  $ 54.53
Total Return
(d)
– – – – –
Based on net asset value .................................
9 .57% ( 9 .24 ) % 27.01% 6 .49% 2 .99%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .17% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ............................
0 .11% 0 .12% 0 .20% 0 .19% 0 .19%
Net investment income ...................................
2 .08% 2 .11% 1 .62% 2 .27% 2 .44%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,671,953  $ 1,493,900  $ 1,464,706  $ 1,016,165  $ 948,896
Portfolio turnover rate
(f)
...................................
5% 2% 6% 4% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

35
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Conservative Allocation ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ..........................
$ 35.74  $ 40.05  $ 37.15  $ 35.27  $ 34.18
Net investment income
(a)
................................ 0 .88  0 .68  0 .61  0 .88  0 .98
Net realized and unrealized gain (loss)
(b)
......................
( 0 .21 ) ( 4 .32 ) 2 .96  1 .89  1 .08
Net increase (decrease) from investment operations ...............
0 .67  ( 3 .64 ) 3 .57  2 .77  2 .06
Distributions from net investment income
(c)
...................... ( 0 .87 ) ( 0 .67 ) ( 0 .67 ) ( 0 .89 ) ( 0 .97 )
Net asset value, end of year ..............................
$ 35.54  $ 35.74  $ 40.05  $ 37.15  $ 35.27
Total Return
(d)
– – – – –
Based on net asset value .................................
1 .98% ( 9 .16 ) % 9 .70% 7 .98% 6 .17%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .17% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ............................
0 .09% 0 .11% 0 .19% 0 .19% 0 .19%
Net investment income ...................................
2 .55% 1 .79% 1 .58% 2 .46% 2 .87%
Supplemental Data
Net assets, end of year (000) ...............................
$ 678,881  $ 777,452  $ 945,256  $ 698,418  $ 529,064
Portfolio turnover rate
(f)
...................................
5% 2% 5% 5% 3%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

36
2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Growth Allocation ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ..........................
$ 50.09  $ 56.25  $ 47.70  $ 45.57  $ 44.84
Net investment income
(a)
................................ 1 .13  1 .08  0 .84  1 .09  1 .16
Net realized and unrealized gain (loss)
(b)
......................
2 .04  ( 6 .19 ) 8 .60  2 .13  0 .69
Net increase (decrease) from investment operations ...............
3 .17  ( 5 .11 ) 9 .44  3 .22  1 .85
Distributions from net investment income
(c)
...................... ( 1 .08 ) ( 1 .05 ) ( 0 .89 ) ( 1 .09 ) ( 1 .12 )
Net asset value, end of year ..............................
$ 52.18  $ 50.09  $ 56.25  $ 47.70  $ 45.57
Total Return
(d)
– – – – –
Based on net asset value .................................
6 .51% ( 9 .18 ) % 19.92% 7 .20% 4 .24%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .17% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ............................
0 .10% 0 .12% 0 .20% 0 .19% 0 .19%
Net investment income ...................................
2 .30% 2 .01% 1 .59% 2 .37% 2 .63%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,915,133  $ 1,983,438  $ 1,844,998  $ 1,414,304  $ 1,310,259
Portfolio turnover rate
(f)
...................................
6% 2% 7% 4% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

37
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Moderate Allocation ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ..........................
$ 40.39  $ 45.30  $ 40.76  $ 38.77  $ 37.73
Net investment income
(a)
................................ 0 .96  0 .80  0 .68  0 .96  1 .05
Net realized and unrealized gain (loss)
(b)
......................
0 .39  ( 4 .91 ) 4 .59  1 .99  0 .99
Net increase (decrease) from investment operations ...............
1 .35  ( 4 .11 ) 5 .27  2 .95  2 .04
Distributions from net investment income
(c)
...................... ( 0 .97 ) ( 0 .80 ) ( 0 .73 ) ( 0 .96 ) ( 1 .00 )
Net asset value, end of year ..............................
$ 40.77  $ 40.39  $ 45.30  $ 40.76  $ 38.77
Total Return
(d)
– – – – –
Based on net asset value .................................
3 .48% ( 9 .15 ) % 13.03% 7 .75% 5 .52%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .17% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ............................
0 .10% 0 .12% 0 .19% 0 .19% 0 .19%
Net investment income ...................................
2 .46% 1 .86% 1 .57% 2 .44% 2 .80%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,339,421  $ 1,565,084  $ 1,707,920  $ 1,239,057  $ 1,106,956
Portfolio turnover rate
(f)
...................................
5% 2% 7% 6% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

38
2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Morningstar Multi-Asset Income ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year .........................
$ 20.47  $ 24.32  $ 22.91  $ 24.96  $ 24.87
Net investment income
(a)
............................... 1 .16  0 .78  0 .74  1 .23  1 .25
Net realized and unrealized gain (loss)
(b)
.....................
( 0 .78 ) ( 3 .82 ) 1 .54  ( 2 .02 ) 0 .16
Net increase (decrease) from investment operations ..............
0 .38  ( 3 .04 ) 2 .28  ( 0 .79 ) 1 .41
Distributions
(c)
– – – – –
From net investment income ............................ ( 1 .15 ) ( 0 .81 ) ( 0 .87 ) ( 1 .21 ) ( 1 .31 )
Return of capital .....................................
—  —  —  ( 0 .05 ) ( 0 .01 )
Total distributions .....................................
( 1 .15 ) ( 0 .81 ) ( 0 .87 ) ( 1 .26 ) ( 1 .32 )
Net asset value, end of year .............................
$ 19.70  $ 20.47  $ 24.32  $ 22.91  $ 24.96
Total Return
(d)
– – – – –
Based on net asset value ................................
2 .14% (12.75) % 10.15% ( 3 .10 ) % 5 .92%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........................
0 .24% 0 .25% 0 .24% 0 .22% 0 .23%
Net investment income ..................................
6 .00% 3 .44% 3 .16% 5 .15% 5 .14%
Supplemental Data
Net assets, end of year (000) ..............................
$ 135,898  $ 176,041  $ 243,191  $ 279,450  $ 341,893
Portfolio turnover rate
(f)
..................................
70% 73% 94% 66% 50%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
39
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
iShares ETF
Diversification
Classification
Core Aggressive Allocation .............................................................................................. Diversified
Core Conservative Allocation ............................................................................................. Diversified
Core Growth Allocation ................................................................................................. Diversified
Core Moderate Allocation ............................................................................................... Diversified
Morningstar Multi-Asset Income ........................................................................................... Diversified

Notes to Financial Statements
(continued)
40
2023
iShares Annual Report to Shareholders
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
( continued)
41
Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Core Conservative Allocation
HSBC Bank PLC ............................................ $ 19,215,417  $ (19,215,417) $ —  $ —
Wells Fargo Securities LLC ..................................... 702,460  (702,460) —  —
$ 19,917,877  $ (19,917,877)
$ —
$ —
a
Morningstar Multi-Asset Income
Barclays Capital, Inc. ......................................... 2,456,000  (2,456,000) —  —
BNP Paribas SA ............................................. 2,824,455  (2,824,455) —  —
Citigroup Global Markets, Inc. .................................... 1,877,115  (1,877,115) —  —
Goldman Sachs & Co. LLC ..................................... 3,449,444  (3,449,444) —  —
J.P. Morgan Securities LLC ..................................... 18,375,492  (18,375,492) —  —
SG Americas Securities LLC .................................... 16,919,037  (16,919,037) —  —
UBS AG .................................................. 149,816  (149,816) —  —
$ 46,051,359  $ (46,051,359)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Core Aggressive Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Core Conservative Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core Growth Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core Moderate Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Morningstar Multi-Asset Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25

Notes to Financial Statements
(continued)
42
2023
iShares Annual Report to Shareholders
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For each of the iShares Core Aggressive Allocation, iShares Core Conservative Allocation, iShares Core Growth Allocation and iShares Core Moderate Allocation ETFs,
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2026, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Amounts Waived
Core Aggressive Allocation .............................................................................................................................................. $ 680,027
Core Conservative Allocation ............................................................................................................................................ 422,071
Core Growth Allocation .................................................................................................................................................. 979,958
Core Moderate Allocation ............................................................................................................................................... 750,197
Morningstar Multi-Asset Income ......................................................................................................................................... 21,806
iShares ETF Amounts
Core Aggressive Allocation ............................................................................................. $ 10,749
Core Conservative Allocation ............................................................................................ 6,085
Core Growth Allocation ................................................................................................ 14,856
Core Moderate Allocation .............................................................................................. 12,689
Morningstar Multi-Asset Income .......................................................................................... 114,219

Notes to Financial Statements
( continued)
43
Notes to Financial Statements
For the year ended July 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. Purchases and Sales
For the year ended July 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core Aggressive Allocation ......................................................... $ 6,727,064  $ 2,737,540  $ (573,534)
Core Conservative Allocation ........................................................ 1,704,741  1,774,210  (228,662)
Core Growth Allocation ............................................................ 25,317  2,574,291  (380,558)
Core Moderate Allocation .......................................................... 1,960,835  3,331,640  (99,915)
Morningstar Multi-Asset Income ...................................................... 1,455,775  134,087  (7,564)
iShares ETF Purchases Sales
Core Aggressive Allocation ........................................................................... $ 81,722,677  $ 81,005,818
Core Conservative Allocation .......................................................................... 35,752,759  35,490,995
Core Growth Allocation .............................................................................. 114,005,320  114,445,502
Core Moderate Allocation ............................................................................ 75,841,585  76,415,193
Morningstar Multi-Asset Income ........................................................................ 102,932,409  103,047,555
iShares ETF In-kind Purchases In-kind Sales
Core Aggressive Allocation ........................................................................... $ 594,712,950  $ 544,333,019
Core Conservative Allocation .......................................................................... 692,240,348  783,077,013
Core Growth Allocation .............................................................................. 1,239,629,423  1,417,149,191
Core Moderate Allocation ............................................................................ 387,060,276  623,398,827
Morningstar Multi-Asset Income ........................................................................ 27,461,090  59,627,323
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Core Aggressive Allocation .......................................................................... $ 108,426,422  $ (108,426,422)
Core Conservative Allocation ......................................................................... (2,450,055) 2,450,055
Core Growth Allocation ............................................................................. 126,617,922  (126,617,922)
Core Moderate Allocation ........................................................................... 34,087,617  (34,087,617)
Morningstar Multi-Asset Income ....................................................................... (2,109,883) 2,109,883

Notes to Financial Statements
(continued)
44
2023
iShares Annual Report to Shareholders
The tax character of distributions paid was as follows:
s
As of July 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
As of July 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
iShares ETF
Year Ended
07/31/23
Year Ended
07/31/22
Core Aggressive Allocation
Ordinary income .......................................................................................... $ 31,583,604  $ 32,266,259
Core Conservative Allocation
Ordinary income .......................................................................................... $ 19,515,919  $ 17,925,123
Core Growth Allocation
Ordinary income .......................................................................................... $ 46,085,797  $ 40,047,030
Core Moderate Allocation
Ordinary income .......................................................................................... $ 34,793,702  $ 32,237,867
Morningstar Multi-Asset Income
Ordinary income .......................................................................................... $ 8,811,807  $ 7,447,378
iShares ETF
Undistributed
Ordinary Income
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Core Aggressive Allocation ......................................
$ 6,908  $ (19,519,311) $ 135,550,947  $ 116,038,544
Core Conservative Allocation .....................................
5,801  (9,219,383) (72,299,022) (81,512,604)
Core Growth Allocation .........................................
12,962  (24,498,904) (18,801,710) (43,287,652)
Core Moderate Allocation .......................................
18,225  (16,778,450) (70,758,997) (87,519,222)
Morningstar Multi-Asset Income ...................................
29,756  (53,728,238) (14,915,504) (68,613,986)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Aggressive Allocation ....................................... $ 1,536,410,479  $ 176,372,400  $ (40,821,453) $ 135,550,947
Core Conservative Allocation ...................................... 771,525,773  8,576,634  (80,875,656) (72,299,022)
Core Growth Allocation .......................................... 1,934,102,581  89,322,894  (108,124,604) (18,801,710)
Core Moderate Allocation ........................................ 1,410,290,082  54,153,588  (124,912,585) (70,758,997)
Morningstar Multi-Asset Income .................................... 197,858,225  634,921  (15,550,425) (14,915,504)

Notes to Financial Statements
( continued)
45
Notes to Financial Statements
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
07/31/23
Year Ended
07/31/22
iShares ETF Shares  Amount  Shares  Amount
Core Aggressive Allocation
Shares sold ............................................... 9,800,000  $ 595,858,021  5,600,000  $ 381,107,591
Shares redeemed ........................................... (8,800,000) (545,070,813) (2,550,000) (166,179,885)
1,000,000  $ 50,787,208  3,050,000  $ 214,927,706
Core Conservative Allocation
Shares sold ............................................... 20,350,000  $ 693,870,405  17,650,000  $ 656,206,590
Shares redeemed ........................................... (23,000,000) (784,500,227) (19,500,000) (710,203,666)
(2,650,000) $ (90,629,822) (1,850,000) $ (53,997,076)

Notes to Financial Statements
(continued)
46
2023
iShares Annual Report to Shareholders
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
Core Growth Allocation
Shares sold ............................................... 26,050,000  $ 1,242,485,211  16,550,000  $ 879,676,549
Shares redeemed ........................................... (28,950,000) (1,419,182,152) (9,750,000) (513,187,368)
(2,900,000) $ (176,696,941) 6,800,000  $ 366,489,181
Core Moderate Allocation
Shares sold ............................................... 10,050,000  $ 387,798,793  9,950,000  $ 435,193,583
Shares redeemed ........................................... (15,950,000) (624,529,976) (8,900,000) (377,349,142)
(5,900,000) $ (236,731,183) 1,050,000  $ 57,844,441
Morningstar Multi-Asset Income
Shares sold ............................................... 1,400,000  $ 27,512,043  850,000  $ 17,749,459
Shares redeemed ........................................... (3,100,000) (59,778,277) (2,250,000) (50,023,472)
(1,700,000) $ (32,266,234) (1,400,000) $ (32,274,013)

Report of Independent Registered Public Accounting Firm
47
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2023, the related statements of operations for the year ended July 31, 2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2023 and each of the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 22, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares Core Aggressive Allocation ETF
    iShares Core Conservative Allocation ETF
    iShares Core Growth Allocation ETF
    iShares Core Moderate Allocation ETF
    iShares Morningstar Multi-Asset Income ETF

Important Tax Information
(unaudited)
48
2023
iShares Annual Report to Shareholders
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2023:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2023:
iShares ETF
Qualified Dividend
Income
Core Aggressive Allocation .............................................................................................. $ 23,340,350
Core Conservative Allocation ............................................................................................. 5,098,563
Core Growth Allocation ................................................................................................. 23,946,371
Core Moderate Allocation ............................................................................................... 11,891,516
Morningstar Multi-Asset Income ........................................................................................... 2,408,844
iShares ETF
Qualified Business
Income
Core Aggressive Allocation .............................................................................................. $ 288,821
Core Conservative Allocation ............................................................................................. 66,182
Core Growth Allocation ................................................................................................. 298,674
Core Moderate Allocation ............................................................................................... 148,860
Morningstar Multi-Asset Income ........................................................................................... 357,139
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Core Aggressive Allocation .............................................................................
$ 15,161,677 $ 1,560,590
Core Conservative Allocation ............................................................................
4,109,035 330,579
Core Growth Allocation ................................................................................
16,822,016 1,629,229
Core Moderate Allocation ..............................................................................
8,993,794 792,456
Morningstar Multi-Asset Income ..........................................................................
3,414,139 216,151
iShares ETF
Dividends-Received
Deduction
Core Aggressive Allocation .............................................................................................. 31.09%
Core Conservative Allocation ............................................................................................. 11.58
Core Growth Allocation ................................................................................................. 22.81
Core Moderate Allocation ............................................................................................... 15.14
Morningstar Multi-Asset Income ........................................................................................... 10.28
iShares ETF Interest Dividends
Core Aggressive Allocation .............................................................................................. $ 6,860,930
Core Conservative Allocation ............................................................................................. 14,180,177
Core Growth Allocation ................................................................................................. 18,872,862
Core Moderate Allocation ............................................................................................... 21,051,050
Morningstar Multi-Asset Income ........................................................................................... 3,399,251
iShares ETF
Interest-Related
Dividends
Core Aggressive Allocation .............................................................................................. $ 4,790,271
Core Conservative Allocation ............................................................................................. 9,924,866
Core Growth Allocation ................................................................................................. 12,948,660
Core Moderate Allocation ............................................................................................... 14,687,135
Morningstar Multi-Asset Income ........................................................................................... 1,820,460

Board Review and Approval of Investment Advisory Contract
49
Board Review and Approval of Investment Advisory Contract
iShares Core Aggressive Allocation ETF, iShares Core Conservative Allocation ETF, iShares Core Growth Allocation ETF, iShares Morningstar Multi-Asset
Income ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

Board Review and Approval of Investment Advisory Contract
(continued)
50
2023
iShares Annual Report to Shareholders
by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Core Moderate Allocation ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund

Board Review and Approval of Investment Advisory Contract
( continued)
51
Board Review and Approval of Investment Advisory Contract
accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
(continued)
52
2023
iShares Annual Report to Shareholders
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
53
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
July 31, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Core Conservative Allocation ........... $ 0.872542  $ —  $ —  $ 0.872542  100% — % — % 100%
Morningstar Multi-Asset Income ......... 1.152803  —  —  1.152803  100 — — 100

Trustee and Officer Information
(unaudited)
54
2023
iShares Annual Report to Shareholders
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 387 funds as of July 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Aaron Wasserman,
the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.Fagnani
(1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H. Herbert
(1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Member of the Wyoming State Investment
Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts
(since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of
Salient MF Trust (4 portfolios) (2015-2018).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E. Lawton
(1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) ( continued)
55
Trustee and Officer Information
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Martinez
(1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan
(1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since 2023). Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America
(2019-2023).
Trent Walker
(1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Aaron Wasserman
(1974)
Chief Compliance
Officer (since 2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Funds Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since 2022). Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc.
(2010-2017).
Rachel Aguirre
(1982)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Independent Trustees (
continued
)

General Information
56
2023
iShares Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

iS-AR-704-0723
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices
LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2023
iShares Trust
iShares ESG MSCI USA Min Vol Factor ETF | ESMV | NASDAQ
iShares MSCI USA Min Vol Factor ETF | USMV | Cboe BZX
2023 Annual Report

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S.
stocks and equities from developed and emerging markets.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-
backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of July 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
13.52% 13.02%
U.S. small cap equities
(Russell 2000
®
Index)
4.51 7.91
International equities
(MSCI Europe, Australasia,
Far East Index)
6.65 16.79
Emerging market equities
(MSCI Emerging Markets
Index)
3.26 8.35
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.34 3.96
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(2.08) (7.56)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(1.02) (3.37)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.20 0.93
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
2.92 4.42

This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview

2023
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended July 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 12.65%. Economic strength in the face of tightening monetary conditions drove investor optimism surrounding the resilience of the domestic economy. Meanwhile, decelerating inflation alleviated concerns related to potential overheating and led investors to anticipate an end to monetary tightening. Nonetheless, investors watched the economy closely for the impact of higher interest rates, and several bank failures in early 2023 highlighted the potential second-order effects of tight monetary conditions.
However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity into the banking system, and equity prices recovered.
As the reporting period began, inflation, which surged in the aftermath of the coronavirus pandemic, stood near multi-decade highs. However, the inflation rate declined in each of the subsequent eleven months, ending the reporting period substantially lower. Declining energy costs and the resolution of supply chain disruptions helped ease inflation, as the cost of transportation and shipping moderated significantly.
The U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates seven times over the course of the reporting period. The pace of tightening decelerated as the Fed twice lowered the increment of increase before pausing entirely in June 2023, the first time it declined to act since the tightening cycle began. However, the Fed then raised interest rates again at its July 2023 meeting and stated that it would continue to monitor economic data. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic.
Despite the tightening financial conditions, the U.S. economy demonstrated continued strength. The economy returned to growth in the third quarter of 2022 and showed robust, if slightly slower, growth thereafter. Consumers powered the economy, increasing their spending in both nominal and inflation-adjusted terms. A strong labor market bolstered spending as unemployment remained at a near historic low and the number of employed persons reached an all-time high. Tightness in the labor market drove higher wages, although wage growth slowed as the reporting period continued.
Despite a divided government, the U.S. Congress was able to strike a deal in May 2023 to raise the debt ceiling, averting a potential government default. While that deal enacted modest spending cuts, government spending rose overall, and several significant investment bills also passed. These included the CHIPS Act, which encouraged the building of semiconductor capacity in the U.S., and the Inflation Reduction Act, which provided subsidies for various climate-related initiatives. Driven in part by these new incentives, factory construction increased sharply during the reporting period.
In this environment, corporate profits remained solid, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of higher labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022 and again in the first quarter of 2023, and the yield curve (a graphical representation of
U.S. Treasury rates at different maturities) further inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

iShares
®
ESG MSCI USA Min Vol Factor ETF
5
Fund Summary
Fund Summary
as of July 31, 2023
Investment Objective
The iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large and mid capitalization equities that, in aggregate, have lower volatility characteristics, reduced carbon exposure and improved environmental, social and governance (ESG) quality characteristics relative to the parent index, as represented by the MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was November 2, 2021. The first day of secondary market trading was November 4, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year Since Inception 1 Year Since Inception
Fund NAV ............................................................. 6.27% (0.57) % 6.27% (0.99) %
Fund Market ...........................................................
6.17 (0.63) – % 6.17 (1.09)
Index ................................................................ 6.44 (0.40) 6.44 (0.70)
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,046.30  $ 0.91  $ 1,000.00  $ 1,023.90  $ 0.90  0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2023 (continued)
iShares
®
ESG MSCI USA Min Vol Factor ETF
6
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Investor interest in the environmental, social, and governance (“ESG”) attributes of companies was mixed during the reporting period. In Europe, ESG investments continued
to attract net inflows, although the rate of inflows slowed in the second quarter of 2023. In the U.S., investors withdrew from ESG equity investments amid a continuing backlash against ESG investing. Several U.S. state legislatures moved to disallow consideration of ESG factors in investing for state entities or to prohibit certain activities aimed at promoting diversity and inclusion. Nonetheless, at the federal level, the Securities and Exchange Commission continued to discuss proposed rules to standardize climate-related disclosures.
In this environment, stocks with improved ESG and lower volatility characteristics advanced during the reporting period. The information technology sector contributed the most to the Index’s performance, led by the software industry. New artificial intelligence (“AI”) applications benefited the industry amid optimism that software companies would quickly develop and launch new products using the breakthrough technology. Software companies raised their earnings projections anticipating strong product demand. Increased demand for cloud computing also boosted software stocks.
The industrials sector also added to the Index’s return, led by the trading companies and distributors industry, as companies’ ability to raise prices led to increased profitability.
Distributors of essential building materials advanced, as home renovation projects helped offset a slowdown in new residential construction. The building products industry also contributed, as manufacturers posted higher earnings and resilient order growth.
The healthcare sector, particularly biotechnology stocks, aided performance. Increased sales of therapies to treat HIV and various cancers helped offset declining demand for coronavirus-related drugs. A failed clinical trial of a cystic fibrosis drug raised the stocks of companies with competing treatments.
Conversely, utilities stocks detracted, as rising bond yields offered an attractive alternative to electric utilities for dividend-seeking investors. Within communication services, diversified telecommunication services providers declined due to liability concerns over the historical use of lead-sheathed cables.
In terms of relative performance, the Index underperformed the broader market, as represented by the MSCI USA Index, for the reporting period. The Index seeks exposure to stocks that experience lower volatility, and as the global economy stabilized and equity markets expanded, investor appetite for risk increased, disadvantaging lower-volatility equities. An underweight position and stock selection in the information technology sector, and an overweight to utilities, detracted from the Index. Conversely, an underweight position in the consumer discretionary sector, and stock selection in the healthcare sector relative to the parent index, contributed to performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 23.3%
Health Care ................................... 18.3
Industrials ..................................... 14.3
Consumer Staples ............................... 10.9
Financials ..................................... 8.4
Utilities ....................................... 7.4
Consumer Discretionary ........................... 5.4
Communication Services ........................... 4.3
Energy ....................................... 3.4
Materials ..................................... 2.5
Real Estate .................................... 1.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
VMware, Inc., Class A ............................. 1.8%
International Business Machines Corp. ................. 1.6
Ferguson PLC .................................. 1.6
WW Grainger, Inc. ............................... 1.5
Roper Technologies, Inc. ........................... 1.5
Cisco Systems, Inc. .............................. 1.5
Texas Instruments, Inc. ............................ 1.5
Microsoft Corp. ................................. 1.5
Marsh & McLennan Companies, Inc. ................... 1.5
Vertex Pharmaceuticals, Inc. ........................ 1.5
      aaa aa

iShares
®
MSCI USA Min Vol Factor ETF
7
Fund Summary
Fund Summary
as of July 31, 2023
Investment Objective
The iShares MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 3.97% 8.46% 10.49% 3.97% 50.08% 171.26%
Fund Market ................................
3.96 8.47 10.49 – % 3.96 50.14 171.20
Index ..................................... 4.14 8.63 10.67 4.14 51.30 175.67
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,037.80  $ 0.76  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2023 (continued)
iShares
®
MSCI USA Min Vol Factor ETF
8
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of companies with lower volatility characteristics advanced during the reporting period. The information technology sector contributed the most to the Index’s return.
The communications equipment industry gained, as improved economic conditions raised the outlook for sales of networking equipment. Supply chain constraints, which limited production during the height of the coronavirus pandemic, eased during the reporting period, and revenue growth accelerated. While most of the revenue came from hardware, such as switches and routers, sales of networking solutions software also rose. Increased spending on telecommunications equipment by government emergency services agencies further boosted the industry. The software industry also gained amid increased demand for cloud computing and optimism that companies would quickly incorporate artificial intelligence (“AI”) tools into new and existing products. In particular, software companies that offer AI computing applications via cloud-based infrastructure benefited from demand from companies seeking access to accelerated computing resources without having to invest in their own data centers.
Healthcare stocks also contributed to the Index’s performance. Stocks in the biotechnology industry gained, as higher sales of therapies to treat diseases such as HIV, hepatitis C, and various cancers offset declining demand for coronavirus-related drugs. Stocks in the industry also rose following news of positive results from late-stage clinical trials of a drug to treat eye diseases.
The industrials sector also added to the Index’s performance. Stocks of companies in the professional services industry climbed on expectations that an economic slowdown would lead to increased outsourcing of services related to human resources, payroll administration, and talent management.
Conversely, the utilities sector declined. Rising interest rates propelled bond yields sharply higher, offering income-oriented investors an alternative to the dividends of utilities stocks.
In terms of relative performance, the Index underperformed the broader market, as represented by the MSCI USA Index, for the reporting period. The Index seeks exposure to less volatile stocks, and as the global economy stabilized and equity markets expanded, investor appetite to take risk increased, disadvantaging lower-volatility equities.
An underweight position and stock selection in the information technology sector detracted from the fund’s relative performance, as did an overweight position in the utilities sector. Conversely, an underweight position and stock selection in the consumer discretionary sector contributed to relative performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 23.3%
Health Care ................................... 18.4
Financials ..................................... 12.5
Consumer Staples ............................... 11.2
Industrials ..................................... 10.6
Utilities ....................................... 7.4
Communication Services ........................... 6.2
Consumer Discretionary ........................... 5.3
Materials ..................................... 2.9
Energy ....................................... 2.1
Real Estate .................................... 0.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Oracle Corp. ................................... 1.7%
International Business Machines Corp. ................. 1.6
Roper Technologies, Inc. ........................... 1.6
VMware, Inc., Class A ............................. 1.6
Berkshire Hathaway, Inc., Class B .................... 1.5
Cisco Systems, Inc. .............................. 1.5
Microsoft Corp. ................................. 1.5
Republic Services, Inc. ............................ 1.5
Eli Lilly & Co. .................................. 1.5
Texas Instruments, Inc. ............................ 1.5
      aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
July 31, 2023
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
10
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
Huntington Ingalls Industries, Inc. .............. 23 $ 5,282
L3Harris Technologies, Inc. .................. 63 11,938
RTX Corp. ............................. 356 31,303
48,523
a
Air Freight & Logistics  —  2 .0%
CH Robinson Worldwide, Inc. ................ 506 50,691
Expeditors International of Washington, Inc. ....... 672 85,545
United Parcel Service, Inc. , Class B ............ 167 31,251
167,487
a
Beverages  —  2 .1%
Coca-Cola Co. (The) ...................... 765 47,376
Keurig Dr Pepper, Inc. ..................... 492 16,733
PepsiCo, Inc. ........................... 630 118,100
182,209
a
Biotechnology  —  5 .8%
Amgen, Inc. ............................ 418 97,875
Gilead Sciences, Inc. ...................... 1,437 109,413
Horizon Therapeutics PLC
(a)
................. 90 9,024
Incyte Corp.
(a)
........................... 362 23,067
Regeneron Pharmaceuticals, Inc.
(a)
............. 126 93,481
Seagen, Inc.
(a)
........................... 174 33,370
Vertex Pharmaceuticals, Inc.
(a)
................ 354 124,728
490,958
a
Building Products  —  2 .1%
Johnson Controls International PLC ............ 1,687 117,331
Trane Technologies PLC .................... 289 57,638
174,969
a
Capital Markets  —  2 .8%
Cboe Global Markets, Inc. ................... 449 62,716
CME Group, Inc. , Class A ................... 184 36,609
Intercontinental Exchange, Inc. ............... 400 45,920
MarketAxess Holdings, Inc. .................. 23 6,192
S&P Global, Inc. ......................... 207 81,664
233,101
a
Chemicals  —  0 .3%
Ecolab, Inc. ............................ 107 19,596
Linde PLC ............................. 23 8,985
28,581
a
Commercial Services & Supplies  —  1 .6%
Republic Services, Inc. ..................... 82 12,391
Rollins, Inc. ............................. 125 5,104
Waste Management, Inc. .................... 708 115,963
133,458
a
Communications Equipment  —  3 .2%
Cisco Systems, Inc. ....................... 2,462 128,122
Juniper Networks, Inc. ..................... 1,065 29,607
Motorola Solutions, Inc. .................... 406 116,372
274,101
a
Consumer Staples Distribution & Retail  —  1 .0%
Kroger Co. (The) ......................... 1,820 88,525
a
Containers & Packaging  —  0 .8%
Amcor PLC ............................. 6,469 66,372
a
Security Shares Value
a
Distributors  —  0 .7%
LKQ Corp. ............................. 770 $ 42,188
Pool Corp. ............................. 54 20,776
62,964
a
Diversified Telecommunication Services  —  1 .6%
AT&T, Inc. .............................. 1,724 25,032
Verizon Communications, Inc. ................ 3,173 108,136
133,168
a
Electric Utilities  —  3 .0%
Eversource Energy ....................... 1,509 109,146
Exelon Corp. ............................ 946 39,600
NextEra Energy, Inc. ...................... 1,444 105,845
254,591
a
Electronic Equipment, Instruments & Components  —  1 .3%
Arrow Electronics, Inc.
(a)
.................... 163 23,234
Keysight Technologies, Inc.
(a)
................. 530 85,372
108,606
a
Entertainment  —  2 .1%
Activision Blizzard, Inc.
(a)
.................... 765 70,961
Electronic Arts, Inc. ....................... 767 104,581
175,542
a
Financial Services  —  2 .6%
Fiserv, Inc.
(a)
............................ 154 19,436
Jack Henry & Associates, Inc. ................ 295 49,433
Mastercard, Inc. , Class A .................... 182 71,759
Visa, Inc. , Class A ........................ 352 83,681
224,309
a
Food Products  —  3 .8%
Campbell Soup Co. ....................... 847 38,809
General Mills, Inc. ........................ 1,380 103,141
Hormel Foods Corp. ....................... 1,258 51,427
J M Smucker Co. (The) ..................... 107 16,120
Kellogg Co. ............................. 1,191 79,666
McCormick & Co., Inc. , NVS ................. 370 33,108
322,271
a
Ground Transportation  —  0 .4%
Old Dominion Freight Line, Inc. ............... 91 38,174
a
Health Care Equipment & Supplies  —  1 .0%
Abbott Laboratories ....................... 40 4,453
Becton Dickinson & Co. .................... 97 27,026
Hologic, Inc.
(a)
........................... 636 50,511
81,990
a
Health Care Providers & Services  —  4 .6%
AmerisourceBergen Corp. ................... 105 19,625
Cardinal Health, Inc. ....................... 456 41,710
Cigna Group (The) ........................ 64 18,886
Elevance Health, Inc. ...................... 125 58,954
Humana, Inc. ........................... 18 8,223
McKesson Corp. ......................... 148 59,555
Quest Diagnostics, Inc. ..................... 488 65,982
UnitedHealth Group, Inc. .................... 226 114,440
387,375
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 320 26,288
a
Hotels, Restaurants & Leisure  —  1 .1%
Domino's Pizza, Inc. ....................... 67 26,582
McDonald's Corp. ........................ 90 26,388

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2023
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. ........................ 288 $ 39,649
92,619
a
Household Products  —  3 .8%
Church & Dwight Co., Inc. ................... 138 13,202
Clorox Co. (The) ......................... 358 54,230
Colgate-Palmolive Co. ..................... 1,469 112,026
Kimberly-Clark Corp. ...................... 397 51,253
Procter & Gamble Co. (The) ................. 607 94,874
325,585
a
Industrial Conglomerates  —  1 .6%
3M Co. ................................ 678 75,597
Honeywell International, Inc. ................. 294 57,074
132,671
a
Insurance  —  3 .0%
Aon PLC , Class A ........................ 15 4,777
Arthur J Gallagher & Co. .................... 86 18,473
Marsh & McLennan Companies, Inc. ............ 670 126,241
Progressive Corp. (The) .................... 399 50,266
Travelers Companies, Inc. (The) ............... 232 40,046
Willis Towers Watson PLC ................... 54 11,412
251,215
a
IT Services  —  4 .3%
Accenture PLC , Class A .................... 366 115,784
Akamai Technologies, Inc.
(a)
.................. 321 30,335
Cognizant Technology Solutions Corp. , Class A ..... 378 24,959
Gartner, Inc.
(a)
........................... 28 9,901
GoDaddy, Inc. , Class A
(a)
.................... 98 7,555
International Business Machines Corp. .......... 950 136,971
VeriSign, Inc.
(a)
.......................... 176 37,127
362,632
a
Leisure Products  —  0 .4%
Hasbro, Inc. ............................ 574 37,057
a
Life Sciences Tools & Services  —  0 .4%
Agilent Technologies, Inc. ................... 69 8,402
Danaher Corp. .......................... 47 11,988
Waters Corp.
(a)
.......................... 57 15,744
36,134
a
Machinery  —  0 .9%
Otis Worldwide Corp. ...................... 201 18,283
Xylem, Inc. ............................. 532 59,983
78,266
a
Media  —  0 .1%
Comcast Corp. , Class A .................... 201 9,097
a
Metals & Mining  —  1 .3%
Newmont Corp. .......................... 2,664 114,339
a
Multi-Utilities  —  3 .5%
CMS Energy Corp. ........................ 126 7,695
Consolidated Edison, Inc. ................... 1,271 120,567
Public Service Enterprise Group, Inc. ........... 1,964 123,968
Sempra ............................... 279 41,576
293,806
a
Oil, Gas & Consumable Fuels  —  3 .4%
Cheniere Energy, Inc. ...................... 523 84,653
Chevron Corp. ........................... 47 7,692
Hess Corp. ............................. 146 22,152
Marathon Petroleum Corp. .................. 343 45,626
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. ............................ 1,391 $ 93,253
Phillips 66 .............................. 240 26,772
Valero Energy Corp. ....................... 35 4,512
284,660
a
Pharmaceuticals  —  6 .5%
Bristol-Myers Squibb Co. .................... 1,587 98,695
Eli Lilly & Co. ........................... 245 111,365
Johnson & Johnson ....................... 670 112,245
Merck & Co., Inc. ......................... 1,047 111,663
Pfizer, Inc. ............................. 208 7,500
Zoetis, Inc. , Class A ....................... 562 105,707
547,175
a
Professional Services  —  2 .0%
Automatic Data Processing, Inc. ............... 469 115,965
Booz Allen Hamilton Holding Corp. , Class A ....... 182 22,036
Broadridge Financial Solutions, Inc. ............ 134 22,501
Leidos Holdings, Inc. ...................... 69 6,454
166,956
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 379 31,575
a
Semiconductors & Semiconductor Equipment  —  2 .0%
Intel Corp. ............................. 320 11,447
NXP Semiconductors NV ................... 140 31,217
Texas Instruments, Inc. ..................... 711 127,980
170,644
a
Software  —  10 .8%
Adobe, Inc.
(a) (b)
........................... 202 110,326
Autodesk, Inc.
(a)
.......................... 72 15,263
Black Knight, Inc.
(a)
........................ 684 48,099
Cadence Design Systems, Inc.
(a)
.............. 361 84,478
Gen Digital, Inc. .......................... 2,505 48,722
Intuit, Inc. .............................. 28 14,328
Microsoft Corp. .......................... 379 127,314
Oracle Corp. ............................ 614 71,979
PTC, Inc.
(a)
............................. 384 55,991
Roper Technologies, Inc. .................... 265 130,658
Salesforce, Inc.
(a)
......................... 224 50,402
ServiceNow, Inc.
(a)
........................ 14 8,162
VMware, Inc. , Class A
(a)
.................... 961 151,483
917,205
a
Specialized REITs  —  1 .2%
American Tower Corp. ..................... 177 33,685
Equinix, Inc. ............................ 79 63,984
97,669
a
Specialty Retail  —  3 .2%
AutoZone, Inc.
(a)
......................... 13 32,262
Best Buy Co., Inc. ........................ 79 6,561
Home Depot, Inc. (The) .................... 334 111,503
Lowe's Companies, Inc. .................... 334 78,246
Tractor Supply Co. ........................ 90 20,159
Ulta Beauty, Inc.
(a)
........................ 41 18,237
266,968
a
Technology Hardware, Storage & Peripherals  —  1 .6%
Apple, Inc. ............................. 223 43,809
Hewlett Packard Enterprise Co. ............... 5,511 95,781
139,590
a

Schedule of Investments
(continued)
July 31, 2023
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
12
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security Shares Value
a
Trading Companies & Distributors  —  3 .2%
Fastenal Co. ............................ 92 $ 5,392
Ferguson PLC ........................... 814 131,559
WW Grainger, Inc. ........................ 177 130,713
267,664
a
Water Utilities  —  0 .9%
American Water Works Co., Inc. ............... 502 74,010
a
Wireless Telecommunication Services  —  0 .5%
T-Mobile U.S., Inc.
(a)
....................... 307 42,295
a
Total Long-Term Investments — 99.8%
(Cost: $ 8,230,458 ) .................................. 8,443,394
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(c) (d) (e)
...................... 106,836 $ 106,858
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(c) (d)
............................ 12,074 12,074
a
Total Short-Term Securities — 1.4%
(Cost: $ 118,932 ) ................................... 118,932
Total Investments — 101.2%
(Cost: $ 8,349,390 ) .................................. 8,562,326
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (97,903)
Net Assets — 100.0% ................................. $ 8,464,423
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 21,112 $ 85,745
(a)
$ — $ 5 $ (4) $ 106,858 106,836 $ 303
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,545 7,529
(a)
— — — 12,074 12,074 1,384 —
$ 5 $ (4)
$ 118,932
$ 1,687 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,443,394  $ —  $ —  $ 8,443,394
Short-Term Securities
Money Market Funds ...................................... 118,932  —  —  118,932
$ 8,562,326  $ —  $ —  $ 8,562,326

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
July 31, 2023
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.1%
Lockheed Martin Corp. ..................... 316,335 $ 141,202,454
Northrop Grumman Corp. ................... 320,474 142,610,930
RTX Corp. ............................. 242,390 21,313,353
305,126,737
a
Air Freight & Logistics  —  1.9%
CH Robinson Worldwide, Inc.
(a)
............... 1,751,207 175,435,917
Expeditors International of Washington, Inc.
(a)
...... 2,322,019 295,593,019
United Parcel Service, Inc., Class B ............ 435,280 81,453,946
552,482,882
a
Banks  — 0.4%
First Horizon Corp. ........................ 8,068,420 109,972,565
a
Beverages  — 2.2%
Keurig Dr Pepper, Inc. ..................... 6,338,614 215,576,262
PepsiCo, Inc. ........................... 2,176,150 407,941,079
623,517,341
a
Biotechnology  — 6.7%
AbbVie, Inc. ............................ 2,101,713 314,374,231
Amgen, Inc. ............................ 707,957 165,768,132
BioMarin Pharmaceutical, Inc.
(a)(b)
.............. 1,202,437 105,730,285
Gilead Sciences, Inc. ...................... 4,990,976 380,012,913
Horizon Therapeutics PLC
(b)
................. 1,453,352 145,727,605
Incyte Corp.
(b)
........................... 2,714,381 172,960,357
Neurocrine Biosciences, Inc.
(b)
................ 828,234 84,388,762
Regeneron Pharmaceuticals, Inc.
(a)(b)
............ 282,641 209,694,184
Seagen, Inc.
(b)
........................... 859,399 164,815,540
United Therapeutics Corp.
(b)
.................. 126,908 30,803,110
Vertex Pharmaceuticals, Inc.
(a)(b)
............... 443,992 156,436,141
1,930,711,260
a
Broadline Retail  — 0.0%
eBay, Inc. .............................. 319,693 14,229,535
a
Capital Markets  — 2.0%
Cboe Global Markets, Inc. ................... 1,589,685 222,047,201
CME Group, Inc., Class A ................... 702,934 139,855,749
Intercontinental Exchange, Inc. ............... 1,302,907 149,573,723
MarketAxess Holdings, Inc. .................. 83,341 22,437,064
Tradeweb Markets, Inc., Class A
(a)
............. 582,928 47,677,681
581,591,418
a
Chemicals  — 1.3%
Air Products and Chemicals, Inc. .............. 315,328 96,279,098
CF Industries Holdings, Inc. .................. 1,453,580 119,309,846
Corteva, Inc. ............................ 2,167,223 122,296,394
Linde PLC ............................. 72,704 28,403,272
366,288,610
a
Commercial Services & Supplies  — 4.8%
Republic Services, Inc. ..................... 2,877,330 434,793,336
Rollins, Inc. ............................. 2,463,048 100,566,250
Waste Connections, Inc.
(a)
................... 2,975,568 420,060,935
Waste Management, Inc. .................... 2,524,629 413,508,984
1,368,929,505
a
Communications Equipment  — 3.4%
Cisco Systems, Inc. ....................... 8,497,296 442,199,284
Juniper Networks, Inc. ..................... 4,832,754 134,350,561
Motorola Solutions, Inc. .................... 1,357,988 389,240,101
965,789,946
a
Security Shares Value
a
Consumer Staples Distribution & Retail  — 1.9%
Dollar General Corp. ...................... 115,420 $ 19,489,821
Kroger Co. (The) ......................... 3,513,445 170,893,965
Walmart, Inc. ............................ 2,302,199 368,029,532
558,413,318
a
Containers & Packaging  — 0.7%
Amcor PLC ............................. 11,615,007 119,169,972
International Paper Co. ..................... 705,229 25,430,558
Packaging Corp. of America ................. 281,192 43,120,793
187,721,323
a
Diversified Telecommunication Services  — 1.9%
AT&T, Inc. .............................. 11,009,349 159,855,747
Liberty Global PLC, Class C, NVS
(b)
............ 780,587 15,424,399
Verizon Communications, Inc. ................ 10,826,084 368,952,943
544,233,089
a
Electric Utilities  — 4.5%
Alliant Energy Corp. ....................... 533,205 28,654,437
American Electric Power Co., Inc. .............. 1,357,070 114,998,112
Duke Energy Corp. ....................... 4,311,866 403,676,895
Evergy, Inc. ............................. 310,796 18,638,436
Eversource Energy ....................... 805,014 58,226,663
NextEra Energy, Inc. ...................... 1,541,723 113,008,296
Southern Co. (The) ....................... 4,393,274 317,809,441
Xcel Energy, Inc. ......................... 4,003,702 251,152,226
1,306,164,506
a
Electronic Equipment, Instruments & Components  — 3.3%
Amphenol Corp., Class A
(a)
.................. 4,211,111 371,883,212
Arrow Electronics, Inc.
(a)(b)
................... 865,230 123,329,884
Corning, Inc. ............................ 2,227,459 75,599,959
Keysight Technologies, Inc.
(a)(b)
................ 1,663,716 267,991,373
TE Connectivity Ltd. ....................... 152,407 21,868,880
Teledyne Technologies, Inc.
(b)
................. 221,903 85,328,361
946,001,669
a
Entertainment  — 2.1%
Activision Blizzard, Inc.
(b)
.................... 3,795,456 352,066,499
Electronic Arts, Inc. ....................... 1,801,415 245,622,935
597,689,434
a
Financial Services  — 4.1%
Berkshire Hathaway, Inc., Class B
(b)
............ 1,263,576 444,728,209
Fiserv, Inc.
(a)(b)
........................... 1,171,419 147,844,792
Jack Henry & Associates, Inc. ................ 1,097,305 183,875,399
Mastercard, Inc., Class A .................... 451,921 178,183,412
Visa, Inc., Class A ........................ 964,907 229,387,341
1,184,019,153
a
Food Products  — 4.8%
Campbell Soup Co. ....................... 1,543,999 70,746,034
General Mills, Inc. ........................ 3,519,494 263,046,982
Hershey Co. (The) ........................ 1,481,177 342,611,052
Hormel Foods Corp. ....................... 4,205,477 171,919,900
J M Smucker Co. (The) ..................... 572,419 86,234,922
Kellogg Co. ............................. 3,967,258 265,369,888
Mondelez International, Inc., Class A ............ 2,322,072 172,135,197
1,372,063,975
a
Ground Transportation  — 0.5%
Knight-Swift Transportation Holdings, Inc., Class A .. 256,747 15,597,380
Norfolk Southern Corp. ..................... 262,061 61,214,829
Old Dominion Freight Line, Inc.
(a)
.............. 141,436 59,330,988
136,143,197
a

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
14
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Health Care Equipment & Supplies  — 1.7%
Abbott Laboratories
(a)
...................... 999,941 $ 111,323,431
Baxter International, Inc. .................... 323,333 14,624,352
Becton Dickinson & Co. .................... 854,488 238,077,447
Hologic, Inc.
(b)
........................... 850,034 67,509,700
Medtronic PLC .......................... 528,160 46,351,322
477,886,252
a
Health Care Providers & Services  — 4.0%
AmerisourceBergen Corp. ................... 582,569 108,882,146
CVS Health Corp. ........................ 200,417 14,969,146
Elevance Health, Inc. ...................... 166,281 78,423,108
Humana, Inc. ........................... 184,660 84,358,228
Laboratory Corp. of America Holdings ........... 239,152 51,161,787
McKesson Corp. ......................... 670,466 269,795,518
Molina Healthcare, Inc.
(a)(b)
................... 215,036 65,476,312
Quest Diagnostics, Inc. ..................... 627,002 84,776,940
UnitedHealth Group, Inc. .................... 787,442 398,737,006
1,156,580,191
a
Hotels, Restaurants & Leisure  — 2.4%
Domino's Pizza, Inc. ....................... 321,519 127,559,448
McDonald's Corp. ........................ 1,411,036 413,715,755
Yum! Brands, Inc. ........................ 1,152,136 158,614,563
699,889,766
a
Household Durables  — 0.2%
Garmin Ltd. ............................. 659,926 69,879,564
a
Household Products  — 2.3%
Church & Dwight Co., Inc. ................... 1,199,834 114,788,119
Colgate-Palmolive Co. ..................... 1,224,080 93,348,341
Kimberly-Clark Corp. ...................... 608,397 78,544,053
Procter & Gamble Co. (The) ................. 2,418,082 377,946,216
664,626,729
a
Industrial Conglomerates  — 0.4%
3M Co. ................................ 515,441 57,471,671
Honeywell International, Inc. ................. 363,004 70,469,967
127,941,638
a
Insurance  — 5.9%
American Financial Group, Inc. ............... 860,845 104,687,360
Aon PLC, Class A ........................ 469,927 149,671,749
Arthur J Gallagher & Co. .................... 1,457,357 313,040,284
Assurant, Inc. ........................... 813,249 109,390,123
Chubb Ltd. ............................. 155,603 31,806,809
Erie Indemnity Co., Class A, NVS .............. 357,943 79,449,028
Hartford Financial Services Group, Inc. (The) ...... 347,203 24,956,952
Marsh & McLennan Companies, Inc. ............ 1,690,080 318,444,874
Progressive Corp. (The)
(a)
................... 2,334,349 294,081,287
Travelers Companies, Inc. (The) ............... 1,144,664 197,580,453
Willis Towers Watson PLC ................... 410,567 86,765,124
1,709,874,043
a
Interactive Media & Services  — 0.1%
Alphabet, Inc., Class C, NVS
(b)
................ 224,239 29,848,453
a
IT Services  — 5.0%
Accenture PLC, Class A .................... 1,223,012 386,899,846
Akamai Technologies, Inc.
(a)(b)
................. 1,520,862 143,721,459
Cognizant Technology Solutions Corp., Class A ..... 1,645,909 108,679,371
Gartner, Inc.
(b)
........................... 142,290 50,312,321
GoDaddy, Inc., Class A
(a)(b)
................... 1,601,183 123,435,198
International Business Machines Corp. .......... 3,280,463 472,977,156
VeriSign, Inc.
(b)
.......................... 718,196 151,503,446
1,437,528,797
a
Security Shares Value
a
Life Sciences Tools & Services  — 0.1%
Thermo Fisher Scientific, Inc.
(a)
................ 45,161 $ 24,778,034
a
Machinery  — 0.2%
Illinois Tool Works, Inc. ..................... 135,972 35,804,147
Otis Worldwide Corp. ...................... 221,714 20,167,105
55,971,252
a
Media  — 0.8%
Comcast Corp., Class A .................... 3,093,399 140,007,239
Fox Corp., Class B ........................ 522,936 16,425,420
Liberty Broadband Corp., Class C, NVS
(b)
........ 822,532 73,312,277
229,744,936
a
Metals & Mining  — 0.9%
Newmont Corp. .......................... 6,294,061 270,141,098
a
Multi-Utilities  — 2.8%
Ameren Corp. ........................... 887,800 76,057,826
CMS Energy Corp. ........................ 952,606 58,175,649
Consolidated Edison, Inc. ................... 3,194,455 303,026,001
Dominion Energy, Inc. ...................... 1,332,541 71,357,571
DTE Energy Co. ......................... 547,387 62,566,334
WEC Energy Group, Inc. .................... 2,633,199 236,619,262
807,802,643
a
Oil, Gas & Consumable Fuels  — 2.1%
Cheniere Energy, Inc. ...................... 673,251 108,972,407
Chevron Corp. ........................... 712,624 116,628,044
Exxon Mobil Corp. ........................ 1,287,396 138,060,347
Marathon Petroleum Corp. .................. 1,151,408 153,160,292
Phillips 66 .............................. 146,460 16,337,613
Valero Energy Corp. ....................... 232,369 29,954,688
Williams Companies, Inc. (The) ............... 1,259,975 43,406,138
606,519,529
a
Pharmaceuticals  — 5.9%
Bristol-Myers Squibb Co. .................... 4,655,701 289,538,045
Eli Lilly & Co. ........................... 943,698 428,957,926
Johnson & Johnson ....................... 2,368,590 396,809,883
Merck & Co., Inc. ......................... 3,614,791 385,517,460
Pfizer, Inc. ............................. 5,763,090 207,817,025
1,708,640,339
a
Professional Services  — 1.8%
Automatic Data Processing, Inc. ............... 888,238 219,625,728
Booz Allen Hamilton Holding Corp., Class A ....... 941,327 113,975,873
Broadridge Financial Solutions, Inc. ............ 342,246 57,469,949
Verisk Analytics, Inc. ....................... 502,230 114,980,536
506,052,086
a
Semiconductors & Semiconductor Equipment  — 2.3%
Analog Devices, Inc. ....................... 363,754 72,579,835
Broadcom, Inc. .......................... 174,861 157,138,838
Texas Instruments, Inc. ..................... 2,374,033 427,325,940
657,044,613
a
Software  — 8.0%
Aspen Technology, Inc.
(a)(b)
................... 105,845 18,893,333
Black Knight, Inc.
(a)(b)
...................... 2,354,297 165,554,165
Gen Digital, Inc. .......................... 8,647,757 168,198,874
Microsoft Corp. .......................... 1,311,399 440,525,152
Oracle Corp. ............................ 4,059,432 475,887,213
PTC, Inc.
(a)(b)
............................ 866,135 126,291,144
Roper Technologies, Inc. .................... 912,068 449,695,128
VMware, Inc., Class A
(b)
.................... 2,839,524 447,594,168
2,292,639,177
a

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2023
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Specialized REITs  — 0.1%
Public Storage ........................... 140,217 $ 39,506,140
a
Specialty Retail  — 2.5%
AutoZone, Inc.
(a)(b)
........................ 106,040 263,161,589
Home Depot, Inc. (The) .................... 670,813 223,944,212
Lowe's Companies, Inc.
(a)
................... 223,705 52,407,370
O'Reilly Automotive, Inc.
(b)
................... 189,221 175,178,910
Ulta Beauty, Inc.
(b)
........................ 31,814 14,150,867
728,842,948
a
Technology Hardware, Storage & Peripherals  — 1.4%
Apple, Inc. ............................. 1,456,339 286,097,797
Dell Technologies, Inc., Class C ............... 1,594,250 84,367,710
NetApp, Inc. ............................ 398,210 31,064,362
401,529,869
a
Water Utilities  — 0.0%
American Water Works Co., Inc. ............... 98,251 14,485,145
a
Wireless Telecommunication Services  — 1.3%
T-Mobile U.S., Inc.
(a)(b)
...................... 2,804,181 386,332,016
a
Total Long-Term Investments — 99.8%
(Cost: $26,417,663,662) .............................. 28,755,174,721
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.42%
(c)(d)(e)
...................... 128,108,494 $ 128,134,115
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.22%
(c)(d)
............................ 51,122,900 51,122,900
a
Total Short-Term Securities — 0.6%
(Cost: $179,188,329) ................................ 179,257,015
Total Investments — 100.4%
(Cost: $26,596,851,991) .............................. 28,934,431,736
Liabilities in Excess of Other Assets — (0.4)% ............... (128,177,923)
Net Assets — 100.0% ................................. $ 28,806,253,813
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 189,835,614 $ — $ (61,699,289)
(a)
$ 20,709 $ (22,919) $ 128,134,115 128,108,494 $ 814,888
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 49,067,165 2,055,735
(a)
— — — 51,122,900 51,122,900 1,923,717 45
$ 20,709 $ (22,919)
$ 179,257,015
$ 2,738,605 $ 45
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Min Vol Factor ETF
16
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 201 09/15/23 $ 6,852 $ 69,545
E-Mini S&P 500 Index ................................................................... 181 09/15/23 41,761 1,752,818
$ 1,822,363
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,822,363 $ — $ — $ — $ 1,822,363
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 5,147,836 $ — $ — $ — $ 5,147,836
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (2,658,205) $ — $ — $ — $ (2,658,205)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 67,480,149
a

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2023
17
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 28,755,174,721  $ —  $ —  $ 28,755,174,721
Short-Term Securities
Money Market Funds ...................................... 179,257,015  —  —  179,257,015
$ 28,934,431,736  $ —  $ —  $ 28,934,431,736
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,822,363  $ —  $ —  $ 1,822,363
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
July 31, 2023
See notes to financial statements.
iShares
ESG MSCI USA Min
Vol Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 8,443,394  $ 28,755,174,721
Investments, at value — affiliated
(c)
....................................................................... 118,932  179,257,015
Cash ........................................................................................... 16  5,010
Cash pledged:
Futures contracts ................................................................................. —  2,778,000
Receivables:
Securities lending income — affiliated ................................................................... 2  18,035
Dividends — unaffiliated ............................................................................ 9,995  33,248,883
Dividends — affiliated .............................................................................. 54  183,209
Interest — unaffiliated .............................................................................. 58  4,837
Variation margin on futures contracts .................................................................... —  110,590
Total assets ......................................................................................
8,572,451  28,970,780,300
LIABILITIES
Collateral on securities loaned .......................................................................... 106,858  128,207,337
Payables:
Investments purchased ............................................................................. —  32,058,159
Capital shares redeemed ............................................................................ —  555,266
Investment advisory fees ............................................................................ 1,170  3,705,725
Total liabilities .....................................................................................
108,028  164,526,487
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 8,464,423  $ 28,806,253,813
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 8,622,693  $ 29,186,442,654
Accumulated loss .................................................................................. (158,270) (380,188,841)
NET ASSETS .....................................................................................
$ 8,464,423  $ 28,806,253,813
NET ASSET VALUE
Shares outstanding ................................................................................. 350,000  382,400,000
Net asset value .................................................................................... $ 24.18  $ 75.33
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 108,688  $ 125,155,080
(b)
Investments, at cost — unaffiliated ..................................................................... $ 8,230,458  $ 26,417,663,662
(c)
Investments, at cost — affiliated ....................................................................... $ 118,932  $ 179,188,329

Financial Statements
Statements of Operations
Year Ended July 31, 2023
See notes to financial statements.
iShares
ESG MSCI USA Min
Vol Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 111,395  $ 541,048,753
Dividends — affiliated .............................................................................. 1,384  1,923,717
Interest — unaffiliated .............................................................................. 84  265,359
Securities lending income — affiliated — net ............................................................... 303  814,888
Foreign taxes withheld ............................................................................. (18) (464,543)
Total investment income ..............................................................................
113,148  543,588,174
EXPENSES
Investment advisory ............................................................................... 9,965  43,504,275
Total expenses .................................................................................... 9,965  43,504,275
Net investment income ...............................................................................
103,183  500,083,899
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (229,826) (735,075,184)
Investments — affiliated ........................................................................... 5  20,709
Capital gain distributions from underlying funds — affiliated ................................................... —  45
Futures contracts ............................................................................... —  5,147,836
In-kind redemptions — unaffiliated
(a)
................................................................... —  1,842,061,451
(229,821) 1,112,154,857
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 503,606  (439,937,616)
Investments — affiliated ........................................................................... (4) (22,919)
Futures contracts ............................................................................... —  (2,658,205)
503,602  (442,618,740)
Net realized and unrealized gain ........................................................................
273,781  669,536,117
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 376,964  $ 1,169,620,016
(a)
See Note 2 of the Notes to Financial Statements.

2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG MSCI USA Min Vol Factor ETF
iShares
MSCI USA Min Vol Factor ETF
Year Ended
07/31/23
Period From
11/02/21
(a)
to 07/31/22
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 103,183  $ 54,292  $ 500,083,899  $ 418,935,429
Net realized gain (loss) ......................................... (229,821) (156,358) 1,112,154,857  1,885,935,077
Net change in unrealized appreciation (depreciation) ..................... 503,602  (290,666) (442,618,740) (2,865,028,597)
Net increase (decrease) in net assets resulting from operations ................
376,964  (392,732) 1,169,620,016  (560,158,091)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(96,930) (43,707) (511,852,164) (377,829,879)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
3,548,303  5,072,525  (504,311,560) 1,119,798,350
NET ASSETS
Total increase in net assets ........................................ 3,828,337  4,636,086  153,456,292  181,810,380
Beginning of period .............................................
4,636,086  —  28,652,797,521  28,470,987,141
End of period .................................................
$ 8,464,423  $ 4,636,086  $ 28,806,253,813  $ 28,652,797,521
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Min Vol Factor
ETF
Year Ended
07/31/23
Period From
11/02/21
(a)
to 07/31/22
Net asset value, beginning of period ......................................................................
$ 23.18  $ 25.11
Net investment income
(b)
.............................................................................. 0 .43  0 .27
Net realized and unrealized gain (loss)
(c)
....................................................................
0 .98  ( 1 .98 )
Net increase (decrease) from investment operations .............................................................
1 .41  ( 1 .71 )
Distributions from net investment income
(d)
.................................................................... ( 0 .41 ) ( 0 .22 )
Net asset value, end of period ...........................................................................
$ 24.18  $ 23.18
Total Return
(e)
– –
Based on net asset value ...............................................................................
6 .27% ( 6 .83 ) %
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .18% 0 .18%
(h)
Net investment income .................................................................................
1 .86% 1 .51%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 8,464  $ 4,636
Portfolio turnover rate
(i)
.................................................................................
21% 31%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Min Vol Factor ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ..........................
$ 73.77  $ 76.19  $ 63.37  $ 62.75  $ 54.90
Net investment income
(a)
................................ 1 .25  1 .13  1 .08  1 .29  1 .23
Net realized and unrealized gain (loss)
(b)
......................
1 .59  ( 2 .52 ) 12.84  0 .62  7 .77
Net increase (decrease) from investment operations ...............
2 .84  ( 1 .39 ) 13.92  1 .91  9 .00
Distributions from net investment income
(c)
...................... ( 1 .28 ) ( 1 .03 ) ( 1 .10 ) ( 1 .29 ) ( 1 .15 )
Net asset value, end of year ..............................
$ 75.33  $ 73.77  $ 76.19  $ 63.37  $ 62.75
Total Return
(d)
– – – – –
Based on net asset value .................................
3 .97% ( 1 .85 ) % 22.23% 3 .18% 16.61%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .72% 1 .50% 1 .59% 2 .06% 2 .12%
Supplemental Data
Net assets, end of year (000) ...............................
$ 28,806,254  $ 28,652,798  $ 28,470,987  $ 34,512,060  $ 30,646,395
Portfolio turnover rate
(f)
...................................
23% 20% 23% 22% 21%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
ESG MSCI USA Min Vol Factor ........................................................................................... Non-diversified
MSCI USA Min Vol Factor ............................................................................................... Diversified

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG MSCI USA Min Vol Factor
J.P. Morgan Securities LLC ..................................... $ 108,688  $ (106,858) $ —  $ 1,830
$ 108,688  $ (106,858)
$ —
$ 1,830
a
MSCI USA Min Vol Factor
Barclays Bank PLC ........................................... 5,163,258  (5,163,258) —  —
Barclays Capital, Inc. ......................................... 2,058,303  (2,034,712) —  23,591
BNP Paribas SA ............................................. 2,689,795  (2,689,795) —  —
Citigroup Global Markets, Inc. .................................... 5,584,950  (5,584,950) —  —
Goldman Sachs & Co. LLC ..................................... 3,712,800  (3,712,800) —  —
HSBC Bank PLC ............................................ 453,952  (453,952) —  —
J.P. Morgan Securities LLC ..................................... 20,918,712  (20,918,712) —  —
Morgan Stanley ............................................. 46,062,104  (46,062,104) —  —
RBC Capital Markets LLC ...................................... 10,401,560  (10,401,560) —  —
SG Americas Securities LLC .................................... 3,699,338  (3,699,338) —  —
UBS Securities LLC .......................................... 14,978,137  (14,978,137) —  —
Virtu Americas LLC ........................................... 8,161,995  (8,161,995) —  —
Wells Fargo Bank NA ......................................... 1,270,176  (1,270,176) —  —
$ 125,155,080  $ (125,131,489)
$ —
$ 23,591
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  July 31, 2023 , the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2023 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
ESG MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
iShares ETF Amounts
ESG MSCI USA Min Vol Factor .......................................................................................... $ 75
MSCI USA Min Vol Factor .............................................................................................. 314,507
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Min Vol Factor .......................................................... $ 748,325,958  $ 886,705,068  $ (19,349,761)

Notes to Financial Statements
( continued)

Notes to Financial Statements
7. Purchases and Sales
For the year ended July 31, 2023 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2023 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2023 , permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
As of July 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
ESG MSCI USA Min Vol Factor ........................................................................ $ 1,162,404  $ 1,161,275
MSCI USA Min Vol Factor ............................................................................ 6,752,666,196  6,717,569,580
iShares ETF In-kind Purchases In-kind Sales
ESG MSCI USA Min Vol Factor ........................................................................ $ 3,542,120  $ —
MSCI USA Min Vol Factor ............................................................................ 7,690,332,209  8,179,557,403
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI USA Min Vol Factor ............................................................................ 1,839,666,908  (1,839,666,908)
iShares ETF
Year Ended
07/31/23
Year Ended
07/31/22
ESG MSCI USA Min Vol Factor
Ordinary income .......................................................................................... $ 96,930  $ 43,707
MSCI USA Min Vol Factor
Ordinary income .......................................................................................... $ 511,852,164  $ 377,829,879
iShares ETF
Undistributed
Ordinary Income
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
ESG MSCI USA Min Vol Factor ....................................
$ 16,803  $ (375,364) $ 200,291  $ (158,270)
MSCI USA Min Vol Factor ........................................
57,627,283  (2,711,240,772) 2,273,424,648  (380,188,841)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG MSCI USA Min Vol Factor .................................... $ 8,362,035  $ 495,421  $ (295,130) $ 200,291
MSCI USA Min Vol Factor ........................................ 26,661,007,088  3,546,892,893  (1,273,468,245) 2,273,424,648

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
( continued)

Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
ESG MSCI USA Min Vol Factor
(a)
Shares sold ............................................... 150,000  $ 3,548,303  250,000  $ 6,279,385
Shares redeemed ........................................... —  —  (50,000) (1,206,860)
150,000  $ 3,548,303  200,000  $ 5,072,525
MSCI USA Min Vol Factor
Shares sold ............................................... 108,200,000  $ 7,737,374,222  121,200,000  $ 9,094,785,815
Shares redeemed ........................................... (114,200,000) (8,241,685,782) (106,500,000) (7,974,987,465)
(6,000,000) $ (504,311,560) 14,700,000  $ 1,119,798,350
(a)
The Fund commenced operations on November 2, 2021.

Report of Independent Registered Public Accounting Firm

2023
iShares Annual Report to Shareholders
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 22, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares MSCI USA Min Vol Factor ETF
iShares ESG MSCI USA Min Vol Factor ETF
(1)
(1)
Statement of operations for the year ended July 31, 2023, and statements of changes in net assets for the year ended July 31, 2023 and the period November 2, 2021 (commencement of operations) to July 31, 2022.

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
ESG MSCI USA Min Vol Factor ........................................................................................... $ 103,955
MSCI USA Min Vol Factor ............................................................................................... 518,097,580
iShares ETF
Qualified Business
Income
ESG MSCI USA Min Vol Factor ........................................................................................... $ 1,309
MSCI USA Min Vol Factor ............................................................................................... 7,119,468
iShares ETF
Dividends-Received
Deduction
ESG MSCI USA Min Vol Factor ........................................................................................... 97.12%
MSCI USA Min Vol Factor ............................................................................................... 100.00

Board Review and Approval of Investment Advisory Contract

2023
iShares Annual Report to Shareholders
iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI USA Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to

Board Review and Approval of Investment Advisory Contract
(continued)

2023
iShares Annual Report to Shareholders
meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
( continued)
35
Board Review and Approval of Investment Advisory Contract
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
36
2023
iShares Annual Report to Shareholders
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
July 31, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
ESG MSCI USA Min Vol Factor
(a)
....... $ 0.411591  $ —  $ 0.000001  $ 0.411592  100% — % — %
(b)
100%
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.
(b)
Rounds to less than 1%.

Trustee and Officer Information
(unaudited)
37
Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 387 funds as of July 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Aaron Wasserman,
the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.Fagnani
(1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H. Herbert
(1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Member of the Wyoming State Investment
Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts
(since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of
Salient MF Trust (4 portfolios) (2015-2018).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E. Lawton
(1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) (continued)
38
2023
iShares Annual Report to Shareholders
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Martinez
(1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan
(1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since 2023). Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America
(2019-2023).
Trent Walker
(1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Aaron Wasserman
(1974)
Chief Compliance
Officer (since 2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Funds Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since 2022). Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc.
(2010-2017).
Rachel Aguirre
(1982)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Independent Trustees (
continued
)

General Information
39
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
40
2023
iShares Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares

iS-AR-717-0723
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2023
iShares Trust
iShares MSCI USA Momentum Factor ETF | MTUM | Cboe BZX
iShares MSCI USA Quality Factor ETF | QUAL | Cboe BZX
iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
iShares MSCI USA Value Factor ETF | VLUE | Cboe BZX
2023 Annual Report

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S.
stocks and equities from developed and emerging markets.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-
backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of July 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
13.52% 13.02%
U.S. small cap equities
(Russell 2000
®
Index)
4.51 7.91
International equities
(MSCI Europe, Australasia,
Far East Index)
6.65 16.79
Emerging market equities
(MSCI Emerging Markets
Index)
3.26 8.35
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.34 3.96
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(2.08) (7.56)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(1.02) (3.37)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.20 0.93
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
2.92 4.42
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
4
2023
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended July 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 12.65%. Economic strength in the face of tightening monetary conditions drove investor optimism surrounding the resilience of the domestic economy. Meanwhile, decelerating inflation alleviated concerns related to potential overheating and led investors to anticipate an end to monetary tightening. Nonetheless, investors watched the economy closely for the impact of higher interest rates, and several bank failures in early 2023 highlighted the potential second-order effects of tight monetary conditions.
However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity into the banking system, and equity prices recovered.
As the reporting period began, inflation, which surged in the aftermath of the coronavirus pandemic, stood near multi-decade highs. However, the inflation rate declined in each of the subsequent eleven months, ending the reporting period substantially lower. Declining energy costs and the resolution of supply chain disruptions helped ease inflation, as the cost of transportation and shipping moderated significantly.
The U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates seven times over the course of the reporting period. The pace of tightening decelerated as the Fed twice lowered the increment of increase before pausing entirely in June 2023, the first time it declined to act since the tightening cycle began. However, the Fed then raised interest rates again at its July 2023 meeting and stated that it would continue to monitor economic data. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic.
Despite the tightening financial conditions, the U.S. economy demonstrated continued strength. The economy returned to growth in the third quarter of 2022 and showed robust, if slightly slower, growth thereafter. Consumers powered the economy, increasing their spending in both nominal and inflation-adjusted terms. A strong labor market bolstered spending as unemployment remained at a near historic low and the number of employed persons reached an all-time high. Tightness in the labor market drove higher wages, although wage growth slowed as the reporting period continued.
Despite a divided government, the U.S. Congress was able to strike a deal in May 2023 to raise the debt ceiling, averting a potential government default. While that deal enacted modest spending cuts, government spending rose overall, and several significant investment bills also passed. These included the CHIPS Act, which encouraged the building of semiconductor capacity in the U.S., and the Inflation Reduction Act, which provided subsidies for various climate-related initiatives. Driven in part by these new incentives, factory construction increased sharply during the reporting period.
In this environment, corporate profits remained solid, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of higher labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022 and again in the first quarter of 2023, and the yield curve (a graphical representation of
U.S. Treasury rates at different maturities) further inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

iShares
®
MSCI USA Momentum Factor ETF
5
Fund Summary
Fund Summary
as of July 31, 2023
Investment Objective
The iShares MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum, as represented by the MSCI USA Momentum SR Variant Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
The inception date of the Fund was April 16, 2013. The first day of secondary market trading was April 18, 2013.
Index performance through November 22, 2020 reflects the performance of the MSCI USA Momentum Index. Index performance beginning on November 23, 2020 reflects the performance of the MSCI USA Momentum SR Variant Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 4.80% 7.03% 11.86% 4.80% 40.45% 206.84%
Fund Market ................................
4.75 7.03 11.85 – % 4.75 40.47 206.43
Index ..................................... 4.96 7.24 12.07 4.96 41.83 212.67
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,021.60  $ 0.75  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2023 (continued)
iShares
®
MSCI USA Momentum Factor ETF
6
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks with relatively high price momentum advanced during the reporting period. The communication services sector contributed the most to the Index’s performance.
Cost-cutting measures, including significant job reductions, boosted the media and entertainment industry. Increased online advertising spending as the economic outlook improved further bolstered stocks in the industry. In addition, investments in new social media video and advertising features helped companies reach a wider audience, fueling expectations of continued growth. The adoption of new artificial intelligence (“AI”) applications to better target social media users with content also extended the amount of time users spent on the networks.
The industrials sector also added to the Index’s return, with strong performance by the capital goods industry. Sales of automotive parts increased, as vehicle production recovered from supply shortages and weaker demand during the coronavirus pandemic. Resilient demand for commercial trucks and increased orders for parts to repair an aging fleet further benefited the industry. Energy supply concerns prompted by the war in Ukraine lifted the outlook for the manufacture of components used in fossil fuel alternatives, such as nuclear and wind power. A strong recovery in travel increased demand for aircraft engine sales and service.
The semiconductors and semiconductor equipment industry in the information technology sector also contributed to the Index’s performance amid increasing optimism about the growth and impact of AI. Companies that manufacture expensive graphic processing units used for AI and networking chips that speed up data processing led the gains.
The advanced microchips process large amounts of data simultaneously to make predictions or draw inferences, providing insights for business. Advances in AI capability prompted companies from a wide range of industries to commit to the technology as a strategy to transform their businesses, necessitating investment in these specialized microprocessors.
In terms of relative performance, the Index significantly underperformed the broader market, as represented by the MSCI USA Index. The Index seeks exposure to stocks exhibiting relatively higher price momentum, a factor that was disadvantaged in the shifting investment landscape, as energy prices declined and investors rotated into growth-
oriented sectors toward the end of 2022. Overweight exposure to the healthcare and energy sectors and an underweight position in information technology detracted from the Index’s relative performance. Security selection in the consumer discretionary and energy sectors also weighed on relative performance, while selection in healthcare proved beneficial.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 26.8%
Health Care ................................... 17.9
Consumer Discretionary ........................... 14.2
Industrials ..................................... 12.2
Communication Services ........................... 10.7
Consumer Staples ............................... 5.3
Energy ....................................... 5.1
Financials ..................................... 3.7
Materials ..................................... 3.3
Utilities ....................................... 0.8
a a
(a) Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
NVIDIA Corp. .................................. 6.9%
Meta Platforms, Inc., Class A ........................ 6.0
Microsoft Corp. ................................. 4.9
Broadcom, Inc. ................................. 4.5
Exxon Mobil Corp. ............................... 4.2
Eli Lilly & Co. .................................. 3.8
Merck & Co., Inc. ................................ 3.3
General Electric Co. .............................. 2.4
Netflix, Inc. .................................... 2.4
Oracle Corp. ................................... 2.3
aaa aa

iShares
®
MSCI USA Quality Factor ETF
7
Fund Summary
Fund Summary
as of July 31, 2023
Investment Objective
The iShares MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through certain fundamental metrics, as represented by the MSCI USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
The inception date of the Fund was July 16, 2013. The first day of secondary market trading was July 18, 2013.
Index performance through August 31, 2015 reflects the performance of the MSCI USA Quality Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI
USA Sector Neutral Quality Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 16.47% 11.83% 12.65% 16.47% 74.87% 229.11%
Fund Market ................................
16.45 11.83 12.65 – % 16.45 74.92 228.97
Index ..................................... 16.70 12.03 12.84 16.70 76.50 234.73
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,153.20  $ 0.80  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2023 (continued)
iShares
®
MSCI USA Quality Factor ETF
8
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. stocks of companies with quality characteristics advanced sharply for the reporting period. The information technology sector contributed the most to the Index’s performance, led by the semiconductors and semiconductor equipment industry amid increasing optimism about the growth and impact of artificial intelligence (“AI”).
Companies that manufacture expensive graphic processing units used for AI purposes drove the gains. Advanced microchips can process large amounts of data simultaneously and, using algorithms and statistical models, recognize patterns of information which can be used to make predictions or draw inferences. That capability allows computer systems to learn and adapt without following explicit instructions, in order to generate key insights or original content. Advances in AI capability prompted companies from across a wide range of industries to commit to the technology as a strategy to transform their businesses, necessitating investment in these specialized microprocessors. The software industry also advanced, as companies committed to rapidly develop new products using AI and incorporate AI into existing products to automate and simplify tasks for businesses and consumers. Investor optimism about these products as new sources of revenue and profits drove software stocks higher.
The communication sector also contributed meaningfully to the Index’s performance, particularly the interactive media and services industry. The stock price of social media platforms rose amid increased cost-cutting measures, including job reductions, and strengthening online advertising spending following an improved economic outlook.
Investments in new social media video and advertising features, in addition to using AI to better target users with content in order to extend the amount of time users spend on the platforms, also raised stock prices.
In terms of relative performance, the Index outperformed the broader market, as represented by the MSCI USA Index. The market environment during the reporting period generally benefited higher quality equities, as rising borrowing costs and concerns about a banking crisis supported demand for profitable companies with low debt.
Security selection was the primary driver of outperformance. Overweight positions in select companies within the semiconductors and semiconductor equipment industry, the interactive media and services industry, and the pharmaceuticals industry contributed to relative performance. Underweight exposure to the consumer discretionary sector and overweight positions in the communication services and consumer staples sectors added to relative returns, while an underweight to the information technology sector and an overweight to financials detracted.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 29.6%
Health Care ................................... 12.8
Financials ..................................... 11.8
Consumer Discretionary ........................... 9.6
Communication Services ........................... 9.1
Industrials ..................................... 8.8
Consumer Staples ............................... 6.4
Energy ....................................... 4.4
Materials ..................................... 2.7
Utilities ....................................... 2.5
Real Estate .................................... 2.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
NVIDIA Corp. .................................. 6.2%
Apple, Inc. .................................... 4.6
Meta Platforms, Inc., Class A ........................ 4.5
Visa, Inc., Class A ............................... 4.4
Microsoft Corp. ................................. 4.4
Mastercard, Inc., Class A ........................... 3.8
Nike, Inc., Class B ............................... 2.9
ConocoPhillips ................................. 2.9
Broadcom, Inc. ................................. 2.7
Atmos Energy Corp. .............................. 2.5
      aaa aa

iShares
®
MSCI USA Size Factor ETF
9
Fund Summary
Fund Summary
as of July 31, 2023
Investment Objective
The iShares MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index
.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
The inception date of the Fund was April 16, 2013. The first day of secondary market trading was April 18, 2013.
Index performance through December 2, 2018 reflects the performance of the MSCI USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI USA Low Size Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 8.62% 9.88% 10.99% 8.62% 60.20% 183.68%
Fund Market ................................
8.54 9.87 10.98 – % 8.54 60.09 183.46
Index ..................................... 8.76 10.03  11.14  8.76 61.30  187.58
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,047.00  $ 0.76  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2023 (continued)
iShares
®
MSCI USA Size Factor ETF
10
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. large- and mid-capitalization companies with smaller average market capitalizations rose during the reporting period. The industrials sector contributed the most to the Index’s performance with robust gains in the machinery industry amid increased government support for infrastructure projects and an improved economic outlook. Strong pricing and resilient demand for equipment and parts benefited large commercial truck and heavy equipment manufacturers. The building products industry also advanced. Building products manufacturers increased sales to commercial builders as supply chain disruptions eased, while higher prices raised profits. In addition, the
Fed’s decision to slow the pace of interest rate increases late in the reporting period improved the outlook for home building products.
The information technology sector added to the Index’s gains. Increasing optimism about the growth and impact of artificial intelligence (“AI”) applications attracted investor interest in software companies using the technology. AI software applications that use customer-specific data can respond to queries with conversational answers that generate solutions for corporate and government clients. Companies in the semiconductors and semiconductor equipment industry that manufacture expensive graphic processing units used for AI purposes also boosted performance. Advances in AI capability led companies to commit to the technology as a strategy to transform their businesses.
The consumer discretionary sector also added to the Index’s return. Cruise line companies climbed sharply higher on a surge in travel, particularly to international destinations, amid pent-up demand following the end of coronavirus pandemic restrictions and receding contagion concerns. Strong positive cash flow allowed the cruise line operators to pay down substantial debt incurred during the pandemic when they suspended operations as vacationers cancelled travel plans.
Conversely, real estate investment trusts (“REITs”) detracted from the Index’s performance. Rising bond yields offered dividend-seeking investors an alternative to the payouts that REITs offer.
In terms of relative performance, the Index underperformed the broader market, as represented by the MSCI USA Index. The size factor inherent in the Index constrained relative performance, as smaller-capitalization stocks trailed the mega-capitalization stocks that drove the broader market rally. An underweight position in the information technology sector, particularly in the semiconductors and semiconductor equipment industry, detracted the most from relative performance. Underweight exposure to the communication services sector, more specifically in the interactive media and services industry, also weighed on relative returns.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 16.0%
Industrials ..................................... 15.6
Financials ..................................... 14.7
Health Care ................................... 11.5
Consumer Discretionary ........................... 10.3
Real Estate .................................... 5.9
Materials ..................................... 5.7
Consumer Staples ............................... 5.6
Communication Services ........................... 5.1
Utilities ....................................... 4.9
Energy ....................................... 4.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Rivian Automotive, Inc., Class A ...................... 0.3%
Roku, Inc., Class A ............................... 0.3
Coinbase Global, Inc., Class A ....................... 0.3
Carnival Corp. .................................. 0.3
Palantir Technologies, Inc., Class A .................... 0.2
Unity Software, Inc. .............................. 0.2
Wolfspeed, Inc. ................................. 0.2
MongoDB, Inc., Class A ........................... 0.2
Match Group, Inc. ............................... 0.2
Sirius XM Holdings, Inc. ........................... 0.2
      aaa aa

iShares
®
MSCI USA Value Factor ETF
11
Fund Summary
Fund Summary
as of July 31, 2023
Investment Objective
The iShares MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
The inception date of the Fund was April 16, 2013. The first day of secondary market trading was April 18, 2013.
Index performance through August 31, 2015 reflects the performance of the MSCI USA Value Weighted Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Enhanced Value Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 4.77% 5.55% 8.59% 4.77% 31.01% 128.06%
Fund Market ................................
4.81 5.55 8.60 – % 4.81 31.00 128.10
Index ..................................... 4.92 5.70 8.76 4.92 31.94 131.48
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,011.10  $ 0.75  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2023 (continued)
iShares
®
MSCI USA Value Factor ETF
12
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. stocks of companies with value characteristics advanced for the reporting period. The information technology sector contributed the most to the Index’s performance.
Investor optimism about the growth and impact of artificial intelligence (“AI”) applications propelled the semiconductors and semiconductors equipment industry. AI applications require large numbers of fast microchips to quickly store and retrieve data while searching for patterns of information that can be used to make predictions or draw inferences.
Advances in AI capability prompted many companies to commit to the technology as a strategy to transform their businesses, which benefited chipmakers and suppliers of chipmaking equipment. In addition, increased demand for microchips in the growing market for electric vehicles and expanded use in a wide variety of devices and household products helped offset declining demand for personal computers and smartphones.
The consumer discretionary sector also added to the Index’s return, led by the household durables industry. Despite higher interest rates, stocks of home builders climbed as new home sales exceeded modest forecasts. High mortgage rates limited the availability of previously owned homes, as homeowners with low mortgage rates opted to stay put, bolstering strong demand for new housing construction while sales of existing homes dropped.
The industrials sector further contributed to performance, fueled by the capital goods industry. Commercial truck, engine, and tool manufacturers benefited from resilient demand and high profit margins on parts. Additionally, a rise in new home sales lifted expectations for near-term growth in the building products industry.
Conversely, the communication services sector, in particular the diversified telecommunication services industry, detracted from the Index’s performance. Stocks of telecommunication companies dropped sharply toward the end of the reporting period amid concerns that the firms’ legacy lead-sheathed cables could lead to large financial liabilities if they are found to have contaminated soil and drinking water sources.
In terms of relative performance, the Index underperformed the broader market, as represented by the MSCI USA Index. Although value stocks benefited in 2022 amid high inflation and rising interest rates, growth-oriented stocks drove the broader market rally in 2023, as investors anticipated an end to the Fed’s interest-rate increases. Stock selection in the information technology sector, particularly in the semiconductors and semiconductor equipment industry, detracted from relative performance. Selection in the communication services sector and an overweight position in the diversified telecommunication services industry also weighed on relative returns.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 28.1%
Health Care ................................... 13.0
Financials ..................................... 12.8
Consumer Discretionary ........................... 10.8
Industrials ..................................... 9.0
Communication Services ........................... 7.5
Consumer Staples ............................... 6.5
Energy ....................................... 4.5
Materials ..................................... 2.7
Real Estate .................................... 2.6
Utilities ....................................... 2.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Intel Corp. .................................... 5.4%
AT&T, Inc. ..................................... 4.8
Cisco Systems, Inc. .............................. 4.7
Micron Technology, Inc. ............................ 3.2
Pfizer, Inc. .................................... 3.1
General Motors Co. .............................. 2.8
International Business Machines Corp. ................. 2.8
Ford Motor Co. ................................. 2.2
Wells Fargo & Co. ............................... 2.2
Applied Materials, Inc. ............................ 2.1
      aaa aa

About Fund Performance
13
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
July 31, 2023
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
14
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.8%
Axon Enterprise, Inc.
(a)
..................... 102,555 $ 19,068,051
Boeing Co. (The)
(a)
........................ 649,593 155,155,288
HEICO Corp.
(b)
.......................... 28,351 4,989,209
Howmet Aerospace, Inc. .................... 372,163 19,032,416
TransDigm Group, Inc. ..................... 63,470 57,105,228
255,350,192
a
Air Freight & Logistics  — 0.9%
Expeditors International of Washington, Inc. ....... 128,482 16,355,759
FedEx Corp. ............................ 254,678 68,750,326
85,106,085
a
Automobile Components  — 0.1%
BorgWarner, Inc. ......................... 247,779 11,521,723
a
Banks  — 0.2%
First Citizens BancShares, Inc., Class A .......... 10,773 15,419,395
a
Beverages  — 2.5%
Molson Coors Beverage Co., Class B ........... 142,302 9,928,411
Monster Beverage Corp.
(a)
................... 943,476 54,240,435
PepsiCo, Inc. ........................... 883,683 165,655,215
229,824,061
a
Biotechnology  — 4.1%
Alnylam Pharmaceuticals, Inc.
(a)(b)
.............. 90,030 17,591,862
Biogen, Inc.
(a)
........................... 123,853 33,463,842
Exact Sciences Corp.
(a)(b)
.................... 210,235 20,506,322
Gilead Sciences, Inc. ...................... 1,285,265 97,860,077
Horizon Therapeutics PLC
(a)
................. 286,647 28,742,095
Regeneron Pharmaceuticals, Inc.
(a)(b)
............ 78,385 58,154,615
Seagen, Inc.
(a)
........................... 211,175 40,499,142
Vertex Pharmaceuticals, Inc.
(a)
................ 216,912 76,426,774
373,244,729
a
Broadline Retail  — 0.6%
MercadoLibre, Inc.
(a)(b)
...................... 42,352 52,433,894
a
Building Products  — 1.2%
A O Smith Corp. ......................... 117,175 8,510,420
Builders FirstSource, Inc.
(a)(b)
................. 189,789 27,411,225
Lennox International, Inc. ................... 33,232 12,210,766
Owens Corning .......................... 80,646 11,289,634
Trane Technologies PLC .................... 232,548 46,379,373
105,801,418
a
Capital Markets  — 0.4%
Ares Management Corp., Class A .............. 145,269 14,413,590
Cboe Global Markets, Inc. ................... 100,934 14,098,461
MarketAxess Holdings, Inc. .................. 36,802 9,907,835
38,419,886
a
Chemicals  — 3.0%
Air Products and Chemicals, Inc. .............. 225,601 68,882,753
Linde PLC ............................. 516,250 201,683,388
270,566,141
a
Commercial Services & Supplies  — 0.7%
Copart, Inc.
(a)
........................... 650,805 57,524,654
Rollins, Inc. ............................. 171,076 6,985,033
64,509,687
a
Security Shares Value
a
Communications Equipment  — 1.1%
Arista Networks, Inc.
(a)(b)
.................... 289,735 $ 44,935,001
Motorola Solutions, Inc. .................... 193,311 55,408,732
100,343,733
a
Construction & Engineering  — 0.4%
Quanta Services, Inc. ...................... 166,738 33,617,715
a
Distributors  — 0.2%
Genuine Parts Co. ........................ 94,529 14,720,056
a
Electric Utilities  — 0.6%
Edison International ....................... 330,568 23,787,673
PG&E Corp.
(a)
........................... 1,727,473 30,420,800
54,208,473
a
Electrical Equipment  — 0.2%
Hubbell, Inc. ............................ 56,748 17,705,376
a
Entertainment  — 2.5%
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 187,820 13,635,732
Netflix, Inc.
(a)
............................ 494,976 217,279,615
230,915,347
a
Financial Services  — 0.9%
Fiserv, Inc.
(a)
............................ 636,060 80,277,133
a
Food Products  — 2.5%
General Mills, Inc. ........................ 567,407 42,407,999
Hershey Co. (The) ........................ 154,983 35,849,118
Lamb Weston Holdings, Inc. ................. 217,838 22,574,552
Mondelez International, Inc., Class A ............ 1,738,850 128,900,950
229,732,619
a
Ground Transportation  — 0.1%
Knight-Swift Transportation Holdings, Inc., Class A .. 141,236 8,580,087
a
Health Care Equipment & Supplies  — 5.2%
Align Technology, Inc.
(a)
..................... 78,563 29,688,172
Boston Scientific Corp.
(a)
.................... 1,500,643 77,808,339
Cooper Companies, Inc. (The)
(b)
............... 50,485 19,752,761
Dentsply Sirona, Inc. ...................... 191,841 7,965,238
Hologic, Inc.
(a)
........................... 258,009 20,491,075
IDEXX Laboratories, Inc.
(a)
................... 84,732 47,003,382
Insulet Corp.
(a)
........................... 65,221 18,049,912
Intuitive Surgical, Inc.
(a)(b)
.................... 329,679 106,947,868
Masimo Corp.
(a)
.......................... 68,436 8,369,723
Stryker Corp. ........................... 396,819 112,462,473
Zimmer Biomet Holdings, Inc. ................ 190,822 26,362,059
474,901,002
a
Health Care Providers & Services  — 1.1%
Cardinal Health, Inc. ....................... 258,219 23,619,292
HCA Healthcare, Inc. ...................... 239,187 65,252,605
Universal Health Services, Inc., Class B ......... 61,384 8,529,921
97,401,818
a
Hotels, Restaurants & Leisure  — 7.3%
Booking Holdings, Inc.
(a)(b)
................... 42,453 126,119,372
Chipotle Mexican Grill, Inc.
(a)
................. 37,255 73,104,742
Las Vegas Sands Corp.
(a)
................... 606,478 36,273,449
McDonald's Corp. ........................ 630,315 184,808,358
Starbucks Corp. .......................... 1,840,562 186,945,882
Wynn Resorts Ltd. ........................ 162,515 17,710,885
Yum! Brands, Inc. ........................ 309,288 42,579,679
667,542,367
a

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(continued)
July 31, 2023
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Household Durables  — 1.8%
DR Horton, Inc. .......................... 483,707 $ 61,440,463
Lennar Corp., Class A
(b)
.................... 344,561 43,700,672
NVR, Inc.
(a)
............................. 4,358 27,483,466
PulteGroup, Inc.
(b)
........................ 395,668 33,390,422
166,015,023
a
Household Products  — 0.2%
Church & Dwight Co., Inc. ................... 238,450 22,812,511
a
Industrial Conglomerates  — 2.4%
General Electric Co.
(b)
...................... 1,923,368 219,725,560
a
Insurance  — 2.2%
Aflac, Inc. .............................. 446,812 32,322,380
Arch Capital Group Ltd.
(a)
................... 562,734 43,718,805
Arthur J Gallagher & Co. .................... 199,919 42,942,601
Everest Group Ltd. ........................ 45,095 16,257,198
Progressive Corp. (The) .................... 507,214 63,898,820
199,139,804
a
Interactive Media & Services  — 6.0%
Meta Platforms, Inc., Class A
(a)
................ 1,702,351 542,369,029
a
IT Services  — 0.2%
VeriSign, Inc.
(a)
.......................... 81,642 17,222,380
a
Life Sciences Tools & Services  — 0.4%
West Pharmaceutical Services, Inc. ............ 95,318 35,080,837
a
Machinery  — 2.5%
Graco, Inc. ............................. 166,763 13,229,309
Illinois Tool Works, Inc. ..................... 284,114 74,812,899
Ingersoll Rand, Inc. ....................... 361,844 23,617,558
Otis Worldwide Corp. ...................... 413,789 37,638,247
PACCAR, Inc. ........................... 584,295 50,325,328
Pentair PLC ............................ 175,592 12,203,644
Snap-on, Inc. ........................... 49,013 13,353,102
225,180,087
a
Media  — 2.1%
Comcast Corp., Class A .................... 3,955,742 179,036,883
Omnicom Group, Inc. ...................... 197,734 16,732,251
195,769,134
a
Metals & Mining  — 0.3%
Reliance Steel & Aluminum Co. ............... 58,859 17,237,447
Steel Dynamics, Inc. ....................... 110,520 11,779,221
29,016,668
a
Multi-Utilities  — 0.2%
Consolidated Edison, Inc. ................... 235,425 22,332,415
a
Oil, Gas & Consumable Fuels  — 5.1%
Exxon Mobil Corp. ........................ 3,535,820 379,181,337
Hess Corp. ............................. 207,196 31,437,849
Marathon Petroleum Corp. .................. 373,815 49,724,871
460,344,057
a
Pharmaceuticals  — 7.1%
Eli Lilly & Co. ........................... 762,157 346,438,464
Merck & Co., Inc. ......................... 2,777,972 296,270,714
642,709,178
a
Semiconductors & Semiconductor Equipment  — 15.5%
Advanced Micro Devices, Inc.
(a)
............... 1,462,984 167,365,370
Analog Devices, Inc. ....................... 499,572 99,679,601
Broadcom, Inc. .......................... 450,153 404,529,994
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.
(a)(b)
........................ 166,346 $ 34,500,160
Lattice Semiconductor Corp.
(a)
................ 213,057 19,375,404
Monolithic Power Systems, Inc. ............... 41,953 23,472,284
NVIDIA Corp. ........................... 1,337,536 625,017,197
ON Semiconductor Corp.
(a)(b)
................. 377,179 40,641,037
1,414,581,047
a
Software  — 9.9%
ANSYS, Inc.
(a)
........................... 96,255 32,928,836
Cadence Design Systems, Inc.
(a)
.............. 367,812 86,071,686
Fair Isaac Corp.
(a)
......................... 44,338 37,153,914
HubSpot, Inc.
(a)
.......................... 39,480 22,920,114
Microsoft Corp. .......................... 1,313,578 441,257,122
Oracle Corp. ............................ 1,794,328 210,349,071
Synopsys, Inc.
(a)
......................... 163,535 73,885,113
904,565,856
a
Specialty Retail  — 2.6%
AutoZone, Inc.
(a)
......................... 16,891 41,918,732
Dick's Sporting Goods, Inc. .................. 68,729 9,690,789
O'Reilly Automotive, Inc.
(a)
................... 75,982 70,343,376
TJX Companies, Inc. (The) .................. 996,144 86,196,340
Ulta Beauty, Inc.
(a)
........................ 57,977 25,788,170
233,937,407
a
Textiles, Apparel & Luxury Goods  — 1.6%
Deckers Outdoor Corp.
(a)
.................... 42,423 23,064,961
Nike, Inc., Class B ........................ 1,139,040 125,738,625
148,803,586
a
Trading Companies & Distributors  — 1.0%
Ferguson PLC ........................... 236,372 38,202,443
Watsco, Inc. ............................ 38,710 14,639,735
WW Grainger, Inc. ........................ 53,643 39,614,819
92,456,997
a
Total Long-Term Investments — 99.7%
(Cost: $8,154,124,330) ............................... 9,084,204,513
a
Short-Term Securities
Money Market Funds  —  1.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.42%
(c)(d)(e)
...................... 91,361,376 91,379,648
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.22%
(c)(d)
............................ 27,659,226 27,659,226
a
Total Short-Term Securities — 1.3%
(Cost: $119,041,670) ................................ 119,038,874
Total Investments — 101.0%
(Cost: $8,273,166,000) ............................... 9,203,243,387
Liabilities in Excess of Other Assets — (1.0)% ............... (89,645,832)
Net Assets — 100.0% ................................. $ 9,113,597,555
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Momentum Factor ETF
16
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 96,853,224  $ —  $ (5,468,621)
(a)
$ 12,038  $ (16,993) $ 91,379,648  91,361,376  $ 159,689
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 26,127,531  1,531,695
(a)
—  —  —  27,659,226  27,659,226  815,749  14
$ 12,038  $ (16,993)
$ 119,038,874
$ 975,438  $ 14
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 122 09/15/23 $ 28,148 $ 1,505,299
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,505,299 $ — $ — $ — $ 1,505,299
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 3,194,371 $ — $ — $ — $ 3,194,371
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (1,028,329) $ — $ — $ — $ (1,028,329)

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(continued)
July 31, 2023
17
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 24,630,888
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,084,204,513  $ —  $ —  $ 9,084,204,513
Short-Term Securities
Money Market Funds ...................................... 119,038,874  —  —  119,038,874
$ 9,203,243,387  $ —  $ —  $ 9,203,243,387
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,505,299  $ —  $ —  $ 1,505,299
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2023
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
18
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.4%
Lockheed Martin Corp. ..................... 964,771 $ 430,644,831
a
Air Freight & Logistics  — 0.4%
CH Robinson Worldwide, Inc. ................ 427,483 42,825,247
Expeditors International of Washington, Inc.
(a)
...... 557,448 70,963,130
113,788,377
a
Beverages  — 3.9%
Brown-Forman Corp., Class B, NVS ............ 515,276 36,378,485
Coca-Cola Co. (The) ...................... 8,145,519 504,451,992
Monster Beverage Corp.
(b)
................... 1,485,794 85,418,297
PepsiCo, Inc. ........................... 3,196,689 599,251,320
1,225,500,094
a
Biotechnology  — 1.8%
AbbVie, Inc. ............................ 2,271,524 339,774,560
Regeneron Pharmaceuticals, Inc.
(a)(b)
............ 131,460 97,531,489
Vertex Pharmaceuticals, Inc.
(b)
................ 345,624 121,777,160
559,083,209
a
Building Products  — 0.2%
Builders FirstSource, Inc.
(a)(b)
................. 439,428 63,466,586
a
Capital Markets  — 2.3%
Ameriprise Financial, Inc. ................... 402,931 140,401,307
BlackRock, Inc.
(c)
......................... 364,482 269,297,526
LPL Financial Holdings, Inc. .................. 218,421 50,097,040
MarketAxess Holdings, Inc. .................. 107,819 29,027,031
Moody's Corp. ........................... 404,717 142,763,922
SEI Investments Co. ....................... 336,005 21,164,955
T Rowe Price Group, Inc. ................... 577,185 71,143,823
723,895,604
a
Chemicals  — 0.9%
CF Industries Holdings, Inc. .................. 1,889,947 155,126,850
FMC Corp. ............................. 640,092 61,596,053
Mosaic Co. (The) ......................... 1,676,869 68,349,180
285,072,083
a
Commercial Services & Supplies  — 0.8%
Cintas Corp. ............................ 256,226 128,635,701
Copart, Inc.
(a)(b)
.......................... 1,121,974 99,171,282
Rollins, Inc. ............................. 714,762 29,183,732
256,990,715
a
Communications Equipment  — 1.8%
Arista Networks, Inc.
(a)(b)
.................... 579,336 89,849,220
Cisco Systems, Inc. ....................... 9,050,208 470,972,825
560,822,045
a
Consumer Staples Distribution & Retail  — 1.7%
Costco Wholesale Corp. .................... 945,844 530,306,355
a
Containers & Packaging  — 0.5%
Avery Dennison Corp. ...................... 415,522 76,460,203
Packaging Corp. of America ................. 482,686 74,019,898
150,480,101
a
Distributors  — 0.4%
Pool Corp. ............................. 295,073 113,526,386
a
Electronic Equipment, Instruments & Components  — 0.7%
Amphenol Corp., Class A ................... 1,176,896 103,931,686
CDW Corp. ............................. 274,262 51,306,192
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
(b)
................. 366,612 $ 59,053,861
214,291,739
a
Entertainment  — 0.6%
Activision Blizzard, Inc.
(b)
.................... 1,223,180 113,462,177
Electronic Arts, Inc.
(a)
...................... 485,795 66,238,148
179,700,325
a
Financial Services  — 8.3%
Jack Henry & Associates, Inc. ................ 213,253 35,734,805
Mastercard, Inc., Class A .................... 3,052,058 1,203,365,428
Visa, Inc., Class A ........................ 5,898,952 1,402,357,859
2,641,458,092
a
Food Products  — 0.5%
Archer-Daniels-Midland Co. .................. 885,557 75,236,923
Hershey Co. (The) ........................ 360,929 83,486,487
158,723,410
a
Gas Utilities  — 2.5%
Atmos Energy Corp. ....................... 6,494,371 790,429,894
a
Ground Transportation  — 0.5%
Old Dominion Freight Line, Inc.
(a)
.............. 355,097 148,959,641
a
Health Care Equipment & Supplies  — 1.4%
Abbott Laboratories ....................... 2,118,087 235,806,626
Edwards Lifesciences Corp.
(a)(b)
............... 942,175 77,324,302
IDEXX Laboratories, Inc.
(a)(b)
................. 153,983 85,418,990
ResMed, Inc. ........................... 193,001 42,913,772
441,463,690
a
Health Care Providers & Services  — 2.0%
Henry Schein, Inc.
(a)(b)
...................... 158,219 12,466,075
Molina Healthcare, Inc.
(a)(b)
................... 83,572 25,446,838
UnitedHealth Group, Inc. .................... 1,204,857 610,103,439
648,016,352
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(a)(b)
.............. 184,014 37,579,339
a
Hotels, Restaurants & Leisure  — 1.0%
Chipotle Mexican Grill, Inc.
(a)(b)
................ 157,336 308,737,286
a
Household Durables  — 2.5%
DR Horton, Inc. .......................... 1,928,623 244,973,693
Garmin Ltd. ............................. 869,912 92,114,982
Lennar Corp., Class A
(a)
.................... 1,426,975 180,983,239
NVR, Inc.
(b)
............................. 25,512 160,889,897
PulteGroup, Inc. ......................... 1,429,673 120,650,105
799,611,916
a
Household Products  — 0.1%
Church & Dwight Co., Inc. ................... 361,362 34,571,503
a
Industrial Conglomerates  — 0.6%
3M Co. ................................ 1,669,118 186,106,657
a
Industrial REITs  — 0.8%
Prologis, Inc. ............................ 2,068,413 258,034,522
a
Insurance  — 1.1%
American Financial Group, Inc. ............... 178,234 21,675,037
Erie Indemnity Co., Class A, NVS .............. 72,600 16,114,296
Fidelity National Financial, Inc. ................ 590,455 23,128,122
Marsh & McLennan Companies, Inc. ............ 1,264,287 238,216,957

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(continued)
July 31, 2023
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Insurance (continued)
Principal Financial Group, Inc. ................ 661,966 $ 52,871,224
352,005,636
a
Interactive Media & Services  — 8.4%
Alphabet, Inc., Class A
(a)(b)
................... 4,874,431 646,934,482
Alphabet, Inc., Class C, NVS
(b)
................ 4,395,856 585,132,392
Meta Platforms, Inc., Class A
(b)
................ 4,441,916 1,415,194,438
2,647,261,312
a
IT Services  — 1.5%
Accenture PLC, Class A .................... 1,506,359 476,536,670
a
Life Sciences Tools & Services  — 0.3%
Agilent Technologies, Inc. ................... 387,048 47,130,835
Waters Corp.
(a)(b)
......................... 91,814 25,359,945
West Pharmaceutical Services, Inc. ............ 101,452 37,338,394
109,829,174
a
Machinery  — 1.0%
Graco, Inc. ............................. 483,926 38,389,850
Illinois Tool Works, Inc. ..................... 1,103,582 290,595,212
328,985,062
a
Media  — 0.2%
Interpublic Group of Companies, Inc. (The) ....... 708,265 24,243,911
Omnicom Group, Inc. ...................... 388,848 32,904,318
57,148,229
a
Metals & Mining  — 1.3%
Nucor Corp. ............................ 1,254,864 215,949,546
Reliance Steel & Aluminum Co. ............... 305,143 89,364,179
Steel Dynamics, Inc. ....................... 912,573 97,262,030
402,575,755
a
Oil, Gas & Consumable Fuels  — 4.3%
ConocoPhillips .......................... 7,662,804 902,065,287
Coterra Energy, Inc. ....................... 4,587,458 126,338,593
Devon Energy Corp. ....................... 3,961,817 213,938,118
HF Sinclair Corp. ......................... 773,810 40,307,763
Texas Pacific Land Corp. .................... 62,515 94,166,345
1,376,816,106
a
Personal Care Products  — 0.2%
Estee Lauder Companies, Inc. (The), Class A ...... 372,229 67,001,220
a
Pharmaceuticals  — 7.1%
Eli Lilly & Co. ........................... 1,714,708 779,420,521
Johnson & Johnson ....................... 3,730,412 624,955,922
Merck & Co., Inc. ......................... 4,049,398 431,868,297
Pfizer, Inc. ............................. 8,152,517 293,979,763
Zoetis, Inc., Class A
(a)
...................... 668,828 125,799,859
2,256,024,362
a
Professional Services  — 2.7%
Automatic Data Processing, Inc. ............... 2,112,153 522,250,951
Paychex, Inc. ........................... 1,279,361 160,521,425
Paycom Software, Inc.
(a)
.................... 145,773 53,755,251
Robert Half, Inc. ......................... 414,021 30,699,657
Verisk Analytics, Inc.
(a)
..................... 398,894 91,322,792
858,550,076
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(b)
................. 968,271 80,666,657
a
Residential REITs  — 0.4%
AvalonBay Communities, Inc. ................ 284,476 53,666,397
Equity Residential ........................ 706,135 46,562,542
Security Shares Value
a
Residential REITs (continued)
Mid-America Apartment Communities, Inc. ........ 235,331 $ 35,219,638
135,448,577
a
Semiconductors & Semiconductor Equipment  — 14.1%
Applied Materials, Inc. ..................... 2,257,807 342,260,963
Broadcom, Inc. .......................... 938,710 843,571,741
Lam Research Corp. ...................... 405,804 291,566,116
Monolithic Power Systems, Inc.
(a)
.............. 100,359 56,149,857
NVIDIA Corp. ........................... 4,182,643 1,954,507,247
QUALCOMM, Inc. ........................ 3,250,674 429,641,583
Teradyne, Inc. ........................... 351,684 39,719,191
Texas Instruments, Inc. ..................... 2,840,412 511,274,160
4,468,690,858
a
Software  — 6.7%
Adobe, Inc.
(a)(b)
........................... 1,045,308 570,915,870
Cadence Design Systems, Inc.
(a)(b)
............. 633,137 148,160,390
Gen Digital, Inc. .......................... 1,283,871 24,971,291
Microsoft Corp. .......................... 4,107,835 1,379,903,933
2,123,951,484
a
Specialized REITs  — 0.8%
Public Storage ........................... 720,852 203,100,051
Weyerhaeuser Co. ........................ 1,905,794 64,911,344
268,011,395
a
Specialty Retail  — 1.5%
Best Buy Co., Inc. ........................ 1,368,800 113,678,840
Dick's Sporting Goods, Inc. .................. 351,984 49,629,744
Tractor Supply Co. ........................ 687,706 154,039,267
Ulta Beauty, Inc.
(b)
........................ 364,771 162,250,141
479,597,992
a
Technology Hardware, Storage & Peripherals  — 4.7%
Apple, Inc. ............................. 7,465,529 1,466,603,172
NetApp, Inc. ............................ 448,562 34,992,322
1,501,595,494
a
Textiles, Apparel & Luxury Goods  — 4.2%
Deckers Outdoor Corp.
(a)(b)
................... 162,492 88,345,276
Lululemon Athletica, Inc.
(b)
................... 851,493 322,315,645
Nike, Inc., Class B ........................ 8,189,439 904,032,171
1,314,693,092
a
Trading Companies & Distributors  — 1.2%
Fastenal Co. ............................ 1,891,913 110,885,021
Ferguson PLC ........................... 625,359 101,070,521
Watsco, Inc. ............................ 102,340 38,703,965
WW Grainger, Inc. ........................ 193,669 143,022,620
393,682,127
a
Total Long-Term Investments — 99.7%
(Cost: $26,397,881,378) .............................. 31,560,332,030

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
20
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.42%
(c)(d)(e)
...................... 190,156,647 $ 190,194,678
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.22%
(c)(d)
............................ 55,278,792 55,278,792
a
Total Short-Term Securities — 0.8%
(Cost: $245,438,035) ................................ 245,473,470
Total Investments — 100.5%
(Cost: $26,643,319,413) .............................. 31,805,805,500
Liabilities in Excess of Other Assets — (0.5)% ............... (171,037,291)
Net Assets — 100.0% ................................. $ 31,634,768,209
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 234,874,715 $ — $ (44,736,384)
(a)
$ 76,062 $ (19,715) $ 190,194,678 190,156,647 $ 833,914
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 60,070,750 — (4,791,958)
(a)
— — 55,278,792 55,278,792 1,581,856 21
BlackRock, Inc. .. — 680,741,364 (410,981,614) (29,643,487) 29,181,263 269,297,526 364,482 7,959,618 —
$ (29,567,425) $ 29,161,548
$ 514,770,996
$ 10,375,388 $ 21
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 298 09/15/23 $ 68,756 $ 3,341,585

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(continued)
July 31, 2023
21
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,341,585 $ — $ — $ — $ 3,341,585
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 2,833,357 $ — $ — $ — $ 2,833,357
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 337,619 $ — $ — $ — $ 337,619
Futures contracts
Average notional value of contracts — long ................................................................................... $ 50,553,138
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 31,560,332,030  $ —  $ —  $ 31,560,332,030
Short-Term Securities
Money Market Funds ...................................... 245,473,470  —  —  245,473,470
$ 31,805,805,500  $ —  $ —  $ 31,805,805,500
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,341,585  $ —  $ —  $ 3,341,585
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
22
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.8%
Axon Enterprise, Inc.
(a)
..................... 2,442 $ 454,041
Boeing Co. (The)
(a)
........................ 2,144 512,094
General Dynamics Corp. .................... 2,141 478,685
HEICO Corp.
(b)
.......................... 1,136 199,913
HEICO Corp., Class A ...................... 1,924 270,034
Howmet Aerospace, Inc. .................... 10,578 540,959
Huntington Ingalls Industries, Inc. .............. 2,457 564,299
L3Harris Technologies, Inc. .................. 2,513 476,188
Lockheed Martin Corp. ..................... 966 431,194
Northrop Grumman Corp. ................... 1,012 450,340
RTX Corp. ............................. 4,530 398,323
Textron, Inc. ............................ 7,482 581,875
TransDigm Group, Inc. ..................... 558 502,044
5,859,989
a
Air Freight & Logistics  — 0.6%
CH Robinson Worldwide, Inc.
(b)
............... 4,800 480,864
Expeditors International of Washington, Inc. ....... 4,161 529,695
FedEx Corp. ............................ 1,981 534,771
United Parcel Service, Inc., Class B ............ 2,544 476,059
2,021,389
a
Automobile Components  — 0.5%
Aptiv PLC
(a)
............................. 4,971 544,275
BorgWarner, Inc. ......................... 10,500 488,250
Lear Corp. ............................. 3,957 612,385
1,644,910
a
Automobiles  — 1.0%
Ford Motor Co. .......................... 39,279 518,876
General Motors Co. ....................... 14,023 538,062
Lucid Group, Inc.
(a)(b)
....................... 67,172 511,179
Rivian Automotive, Inc., Class A
(a)(b)
............. 35,820 990,065
Tesla, Inc.
(a)(b)
........................... 2,303 615,891
3,174,073
a
Banks  — 2.8%
Bank of America Corp. ..................... 15,209 486,688
Citigroup, Inc. ........................... 9,764 465,352
Citizens Financial Group, Inc. ................ 18,357 592,197
Fifth Third Bancorp ....................... 19,021 553,511
First Citizens BancShares, Inc., Class A .......... 362 518,130
First Horizon Corp. ........................ 45,925 625,958
Huntington Bancshares, Inc. ................. 46,954 574,717
JPMorgan Chase & Co. .................... 3,005 474,670
KeyCorp ............................... 49,619 610,810
M&T Bank Corp. ......................... 3,895 544,755
PNC Financial Services Group, Inc. (The) ........ 3,837 525,247
Regions Financial Corp. .................... 28,234 575,126
Truist Financial Corp. ...................... 15,425 512,418
U.S. Bancorp ........................... 15,204 603,295
Webster Financial Corp. .................... 13,784 652,259
Wells Fargo & Co. ........................ 10,923 504,206
8,819,339
a
Beverages  — 1.0%
Brown-Forman Corp., Class B, NVS ............ 7,272 513,403
Coca-Cola Co. (The) ...................... 6,759 418,585
Constellation Brands, Inc., Class A ............. 1,941 529,505
Keurig Dr Pepper, Inc. ..................... 14,414 490,220
Molson Coors Beverage Co., Class B ........... 7,659 534,368
Monster Beverage Corp.
(a)
................... 7,591 436,407
Security Shares Value
a
Beverages (continued)
PepsiCo, Inc. ........................... 2,217 $ 415,599
3,338,087
a
Biotechnology  — 2.2%
AbbVie, Inc. ............................ 2,934 438,868
Alnylam Pharmaceuticals, Inc.
(a)
............... 2,455 479,707
Amgen, Inc. ............................ 1,975 462,446
Biogen, Inc.
(a)
........................... 1,479 399,611
BioMarin Pharmaceutical, Inc.
(a)
............... 5,162 453,895
Exact Sciences Corp.
(a)(b)
.................... 5,778 563,586
Gilead Sciences, Inc. ...................... 5,644 429,734
Horizon Therapeutics PLC
(a)
................. 4,679 469,163
Incyte Corp.
(a)
........................... 7,525 479,493
Moderna, Inc.
(a)(b)
......................... 3,600 423,576
Neurocrine Biosciences, Inc.
(a)
................ 5,212 531,051
Regeneron Pharmaceuticals, Inc.
(a)
............. 586 434,759
Seagen, Inc.
(a)
........................... 2,395 459,313
United Therapeutics Corp.
(a)
.................. 2,212 536,897
Vertex Pharmaceuticals, Inc.
(a)
................ 1,299 457,690
7,019,789
a
Broadline Retail  — 0.6%
Amazon.com, Inc.
(a)
....................... 3,481 465,340
eBay, Inc. .............................. 10,765 479,150
Etsy, Inc.
(a)
............................. 5,418 550,740
MercadoLibre, Inc.
(a)
....................... 342 423,413
1,918,643
a
Building Products  — 2.0%
A O Smith Corp. ......................... 7,126 517,561
Allegion PLC ............................ 4,448 519,793
Builders FirstSource, Inc.
(a)
.................. 3,949 570,354
Carlisle Companies, Inc. .................... 2,290 634,788
Carrier Global Corp. ....................... 10,809 643,676
Fortune Brands Innovations, Inc. .............. 7,523 534,660
Johnson Controls International PLC ............ 7,221 502,220
Lennox International, Inc. ................... 1,692 621,708
Masco Corp. ............................ 9,167 556,254
Owens Corning .......................... 4,431 620,296
Trane Technologies PLC .................... 2,643 527,120
6,248,430
a
Capital Markets  — 4.8%
Ameriprise Financial, Inc. ................... 1,530 533,129
Ares Management Corp., Class A .............. 5,739 569,424
Bank of New York Mellon Corp. (The) ........... 11,290 512,114
BlackRock, Inc.
(c)
......................... 662 489,119
Blackstone, Inc., NVS ...................... 5,459 572,049
Carlyle Group, Inc. (The) .................... 17,892 637,850
Cboe Global Markets, Inc. ................... 3,438 480,220
Charles Schwab Corp. (The) ................. 8,564 566,080
CME Group, Inc., Class A ................... 2,469 491,232
Coinbase Global, Inc., Class A
(a)(b)
.............. 8,475 835,720
FactSet Research Systems, Inc. ............... 1,212 527,269
Franklin Resources, Inc. .................... 19,761 577,812
Goldman Sachs Group, Inc. (The) ............. 1,358 483,271
Intercontinental Exchange, Inc. ............... 4,169 478,601
Invesco Ltd. ............................ 32,364 543,715
KKR & Co., Inc. .......................... 9,182 545,227
LPL Financial Holdings, Inc. .................. 2,408 552,299
MarketAxess Holdings, Inc. .................. 1,701 457,943
Moody's Corp. ........................... 1,432 505,138
Morgan Stanley .......................... 5,295 484,810
MSCI, Inc., Class A ....................... 983 538,763
Nasdaq, Inc. ............................ 8,415 424,873

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2023
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Capital Markets (continued)
Northern Trust Corp. ....................... 6,606 $ 529,273
Raymond James Financial, Inc. ............... 5,264 579,408
S&P Global, Inc. ......................... 1,200 473,412
SEI Investments Co. ....................... 8,474 533,777
State Street Corp. ........................ 6,929 501,937
T Rowe Price Group, Inc. ................... 4,386 540,618
Tradeweb Markets, Inc., Class A ............... 6,834 558,953
15,524,036
a
Chemicals  — 2.9%
Air Products and Chemicals, Inc. .............. 1,625 496,161
Albemarle Corp. ......................... 2,289 485,909
Celanese Corp. .......................... 4,489 562,876
CF Industries Holdings, Inc. .................. 7,296 598,856
Corteva, Inc. ............................ 8,096 456,857
Dow, Inc. .............................. 8,848 499,647
DuPont de Nemours, Inc. ................... 6,936 538,442
Eastman Chemical Co. ..................... 5,891 504,152
Ecolab, Inc. ............................ 2,607 477,446
FMC Corp. ............................. 4,400 423,412
International Flavors & Fragrances, Inc. .......... 5,617 475,254
Linde PLC ............................. 1,162 453,958
LyondellBasell Industries NV, Class A ........... 5,137 507,844
Mosaic Co. (The) ......................... 13,476 549,282
PPG Industries, Inc. ....................... 3,261 469,258
RPM International, Inc. ..................... 6,087 628,848
Sherwin-Williams Co. (The) .................. 1,935 535,027
Westlake Corp. .......................... 4,104 564,300
9,227,529
a
Commercial Services & Supplies  — 0.9%
Cintas Corp. ............................ 967 485,473
Copart, Inc.
(a)
........................... 5,214 460,866
Republic Services, Inc. ..................... 3,139 474,334
Rollins, Inc. ............................. 11,475 468,524
Waste Connections, Inc. .................... 3,299 465,720
Waste Management, Inc. .................... 2,713 444,362
2,799,279
a
Communications Equipment  — 0.7%
Arista Networks, Inc.
(a)(b)
.................... 3,189 494,582
Cisco Systems, Inc. ....................... 8,749 455,298
F5, Inc.
(a)
.............................. 3,451 546,086
Juniper Networks, Inc. ..................... 16,573 460,729
Motorola Solutions, Inc. .................... 1,536 440,264
2,396,959
a
Construction & Engineering  — 0.3%
AECOM ............................... 6,098 530,526
Quanta Services, Inc. ...................... 2,735 551,431
1,081,957
a
Construction Materials  — 0.3%
Martin Marietta Materials, Inc. ................ 1,143 510,304
Vulcan Materials Co. ...................... 2,364 521,262
1,031,566
a
Consumer Finance  — 0.8%
Ally Financial, Inc. ........................ 18,531 565,937
American Express Co. ..................... 2,872 485,023
Capital One Financial Corp. .................. 4,692 549,058
Discover Financial Services .................. 4,654 491,230
Synchrony Financial ....................... 16,092 555,817
2,647,065
a
Security Shares Value
a
Consumer Staples Distribution & Retail  — 1.3%
Albertsons Companies, Inc., Class A ............ 23,948 $ 520,390
Costco Wholesale Corp. .................... 863 483,858
Dollar General Corp. ...................... 2,115 357,139
Dollar Tree, Inc.
(a)
......................... 2,896 446,939
Kroger Co. (The) ......................... 9,337 454,152
Sysco Corp. ............................ 6,281 479,303
Target Corp. ............................ 2,938 400,949
Walgreens Boots Alliance, Inc. ................ 14,877 445,864
Walmart, Inc. ............................ 2,795 446,809
4,035,403
a
Containers & Packaging  — 1.3%
Amcor PLC ............................. 46,936 481,563
Avery Dennison Corp. ...................... 2,821 519,092
Ball Corp. .............................. 8,718 511,660
Crown Holdings, Inc. ...................... 5,958 552,664
International Paper Co. ..................... 15,119 545,191
Packaging Corp. of America ................. 3,750 575,063
Sealed Air Corp. ......................... 11,718 534,575
Westrock Co. ........................... 17,855 594,393
4,314,201
a
Distributors  — 0.5%
Genuine Parts Co. ........................ 2,843 442,712
LKQ Corp. ............................. 8,554 468,674
Pool Corp. ............................. 1,396 537,097
1,448,483
a
Diversified REITs  — 0.1%
WP Carey, Inc. .......................... 6,993 472,237
a
Diversified Telecommunication Services  — 0.4%
AT&T, Inc. .............................. 27,084 393,259
Liberty Global PLC, Class A
(a)
................ 10,865 201,763
Liberty Global PLC, Class C, NVS
(a)
............ 17,138 338,647
Verizon Communications, Inc. ................ 12,046 410,528
1,344,197
a
Electric Utilities  — 2.4%
Alliant Energy Corp. ....................... 9,176 493,118
American Electric Power Co., Inc. .............. 5,268 446,410
Constellation Energy Corp. .................. 5,692 550,132
Duke Energy Corp. ....................... 4,835 452,653
Edison International ....................... 6,871 494,437
Entergy Corp. ........................... 4,674 480,020
Evergy, Inc. ............................. 8,134 487,796
Eversource Energy ....................... 6,419 464,286
Exelon Corp. ............................ 11,571 484,362
FirstEnergy Corp. ........................ 12,438 489,933
NextEra Energy, Inc. ...................... 5,829 427,266
NRG Energy, Inc. ......................... 14,743 560,086
PG&E Corp.
(a)
........................... 27,789 489,364
PPL Corp. ............................. 17,417 479,490
Southern Co. (The) ....................... 6,244 451,691
Xcel Energy, Inc. ......................... 6,975 437,542
7,688,586
a
Electrical Equipment  — 1.2%
AMETEK, Inc. ........................... 3,125 495,625
Eaton Corp. PLC ......................... 2,571 527,878
Emerson Electric Co. ...................... 5,516 503,886
Generac Holdings, Inc.
(a)(b)
................... 4,348 668,288
Hubbell, Inc. ............................ 1,714 534,768
Rockwell Automation, Inc. ................... 1,652 555,551

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
24
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Electrical Equipment (continued)
Sensata Technologies Holding PLC ............ 12,016 $ 507,676
3,793,672
a
Electronic Equipment, Instruments & Components  — 1.6%
Amphenol Corp., Class A ................... 6,012 530,920
Arrow Electronics, Inc.
(a)
.................... 4,021 573,153
CDW Corp. ............................. 2,713 507,521
Cognex Corp. ........................... 9,203 502,668
Corning, Inc. ............................ 14,874 504,823
Keysight Technologies, Inc.
(a)
................. 2,957 476,314
TE Connectivity Ltd. ....................... 3,720 533,783
Teledyne Technologies, Inc.
(a)
................. 1,141 438,749
Trimble, Inc.
(a)
........................... 10,123 544,617
Zebra Technologies Corp., Class A
(a)
............ 1,703 524,456
5,137,004
a
Energy Equipment & Services  — 0.6%
Baker Hughes Co., Class A .................. 16,491 590,213
Halliburton Co. .......................... 15,512 606,209
Schlumberger Ltd. ........................ 9,982 582,350
1,778,772
a
Entertainment  — 1.7%
Activision Blizzard, Inc.
(a)
.................... 5,727 531,236
Electronic Arts, Inc. ....................... 3,689 502,995
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 6,475 470,085
Live Nation Entertainment, Inc.
(a)
.............. 5,569 488,680
Netflix, Inc.
(a)
............................ 1,192 523,252
ROBLOX Corp., Class A
(a)
................... 11,725 460,206
Roku, Inc., Class A
(a)
...................... 9,388 903,783
Take-Two Interactive Software, Inc.
(a)(b)
.......... 3,407 521,067
Walt Disney Co. (The)
(a)
.................... 4,738 421,161
Warner Bros Discovery, Inc., Series A
(a)
.......... 37,975 496,333
5,318,798
a
Financial Services  — 2.1%
Apollo Global Management, Inc. ............... 7,242 591,744
Berkshire Hathaway, Inc., Class B
(a)
............ 1,239 436,078
Block, Inc., Class A
(a)
...................... 7,888 635,221
Equitable Holdings, Inc. .................... 20,027 574,575
Fidelity National Information Services, Inc. ........ 8,162 492,822
Fiserv, Inc.
(a)
............................ 3,735 471,394
FleetCor Technologies, Inc.
(a)
................. 2,030 505,287
Global Payments, Inc.
(b)
.................... 4,563 503,071
Jack Henry & Associates, Inc. ................ 3,250 544,602
Mastercard, Inc., Class A .................... 1,088 428,977
PayPal Holdings, Inc.
(a)
..................... 7,398 560,916
Toast, Inc., Class A
(a)
...................... 23,231 512,708
Visa, Inc., Class A ........................ 1,794 426,488
6,683,883
a
Food Products  — 2.2%
Archer-Daniels-Midland Co. .................. 6,256 531,510
Bunge Ltd. ............................. 5,332 579,428
Campbell Soup Co. ....................... 9,036 414,030
Conagra Brands, Inc. ...................... 13,278 435,651
Darling Ingredients, Inc.
(a)(b)
.................. 7,479 517,921
General Mills, Inc. ........................ 5,172 386,555
Hershey Co. (The) ........................ 1,700 393,227
Hormel Foods Corp. ....................... 11,946 488,352
J M Smucker Co. (The) ..................... 3,152 474,849
Kellogg Co. ............................. 6,798 454,718
Kraft Heinz Co. (The) ...................... 11,637 421,027
Lamb Weston Holdings, Inc. ................. 4,177 432,863
McCormick & Co., Inc., NVS ................. 5,263 470,933
Security Shares Value
a
Food Products (continued)
Mondelez International, Inc., Class A ............ 5,716 $ 423,727
Tyson Foods, Inc., Class A .................. 9,538 531,457
6,956,248
a
Gas Utilities  — 0.3%
Atmos Energy Corp. ....................... 4,075 495,968
UGI Corp. .............................. 17,847 481,691
977,659
a
Ground Transportation  — 1.3%
CSX Corp. ............................. 13,886 462,681
JB Hunt Transport Services, Inc. .............. 2,830 577,150
Knight-Swift Transportation Holdings, Inc., Class A .. 8,981 545,596
Norfolk Southern Corp. ..................... 2,086 487,269
Old Dominion Freight Line, Inc. ............... 1,538 645,176
Uber Technologies, Inc.
(a)
................... 11,373 562,509
U-Haul Holding Co., Series N, NVS ............. 8,629 493,665
Union Pacific Corp. ....................... 2,202 510,908
4,284,954
a
Health Care Equipment & Supplies  — 3.1%
Abbott Laboratories ....................... 3,982 443,316
Align Technology, Inc.
(a)
..................... 1,613 609,536
Baxter International, Inc. .................... 10,926 494,183
Becton Dickinson & Co. .................... 1,776 494,829
Boston Scientific Corp.
(a)
.................... 8,375 434,244
Cooper Companies, Inc. (The) ................ 1,224 478,902
Dentsply Sirona, Inc. ...................... 12,165 505,091
Dexcom, Inc.
(a)
.......................... 3,912 487,279
Edwards Lifesciences Corp.
(a)
................ 5,183 425,369
GE HealthCare Technologies, Inc. ............. 5,796 452,088
Hologic, Inc.
(a)
........................... 5,827 462,780
IDEXX Laboratories, Inc.
(a)
................... 944 523,665
Insulet Corp.
(a)
........................... 1,563 432,560
Intuitive Surgical, Inc.
(a)
..................... 1,403 455,133
Masimo Corp.
(a)
.......................... 2,990 365,677
Medtronic PLC .......................... 4,909 430,814
Novocure Ltd.
(a)
.......................... 6,161 201,095
ResMed, Inc. ........................... 2,057 457,374
STERIS PLC ............................ 2,289 516,284
Stryker Corp. ........................... 1,542 437,018
Teleflex, Inc. ............................ 1,993 500,582
Zimmer Biomet Holdings, Inc. ................ 3,464 478,552
10,086,371
a
Health Care Providers & Services  — 2.4%
AmerisourceBergen Corp. ................... 2,655 496,220
Cardinal Health, Inc. ....................... 5,496 502,719
Centene Corp.
(a)
......................... 7,032 478,809
Cigna Group (The) ........................ 1,749 516,130
CVS Health Corp. ........................ 6,436 480,705
DaVita, Inc.
(a)
............................ 4,859 495,569
Elevance Health, Inc. ...................... 962 453,708
HCA Healthcare, Inc. ...................... 1,589 433,495
Henry Schein, Inc.
(a)(b)
...................... 6,312 497,322
Humana, Inc. ........................... 875 399,726
Laboratory Corp. of America Holdings ........... 2,191 468,721
McKesson Corp. ......................... 1,137 457,529
Molina Healthcare, Inc.
(a)
.................... 1,676 510,325
Quest Diagnostics, Inc. ..................... 3,655 494,193
UnitedHealth Group, Inc. .................... 871 441,048
Universal Health Services, Inc., Class B ......... 3,634 504,981
7,631,200
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2023
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Health Care REITs  — 0.6%
Healthcare Realty Trust, Inc., Class A ........... 26,135 $ 510,417
Healthpeak Properties, Inc. .................. 24,295 530,360
Ventas, Inc. ............................ 10,639 516,204
Welltower, Inc. ........................... 5,995 492,489
2,049,470
a
Health Care Technology  — 0.2%
Veeva Systems, Inc., Class A
(a)
............... 2,832 578,351
a
Hotel & Resort REITs  — 0.2%
Host Hotels & Resorts, Inc. .................. 28,186 518,622
a
Hotels, Restaurants & Leisure  — 3.5%
Airbnb, Inc., Class A
(a)(b)
..................... 4,167 634,176
Aramark ............................... 12,330 497,762
Booking Holdings, Inc.
(a)
.................... 160 475,328
Caesars Entertainment, Inc.
(a)
................ 11,110 655,712
Carnival Corp.
(a)(b)
......................... 44,125 831,315
Chipotle Mexican Grill, Inc.
(a)
................. 217 425,815
Darden Restaurants, Inc. ................... 2,924 493,922
Domino's Pizza, Inc. ....................... 1,557 617,724
DoorDash, Inc., Class A
(a)
................... 6,997 635,258
Expedia Group, Inc.
(a)
...................... 4,939 605,176
Hilton Worldwide Holdings, Inc. ............... 3,180 494,458
Hyatt Hotels Corp., Class A
(b)
................. 4,264 538,756
Las Vegas Sands Corp.
(a)
................... 7,525 450,070
Marriott International, Inc., Class A ............. 2,548 514,212
McDonald's Corp. ........................ 1,450 425,140
MGM Resorts International .................. 11,269 572,127
Royal Caribbean Cruises Ltd.
(a)
............... 5,948 648,986
Starbucks Corp. .......................... 4,149 421,414
Vail Resorts, Inc. ......................... 2,012 473,806
Wynn Resorts Ltd. ........................ 4,360 475,153
Yum! Brands, Inc. ........................ 3,317 456,651
11,342,961
a
Household Durables  — 1.2%
DR Horton, Inc. .......................... 4,163 528,784
Garmin Ltd. ............................. 4,532 479,894
Lennar Corp., Class A ...................... 4,064 515,437
Mohawk Industries, Inc.
(a)
................... 5,161 548,821
NVR, Inc.
(a)
............................. 81 510,822
PulteGroup, Inc. ......................... 6,924 584,316
Whirlpool Corp. .......................... 3,767 543,427
3,711,501
a
Household Products  — 0.7%
Church & Dwight Co., Inc. ................... 4,930 471,653
Clorox Co. (The) ......................... 2,851 431,870
Colgate-Palmolive Co. ..................... 5,655 431,250
Kimberly-Clark Corp. ...................... 3,133 404,470
Procter & Gamble Co. (The) ................. 2,743 428,731
2,167,974
a
Independent Power and Renewable Electricity Producers  — 0.3%
AES Corp. (The) ......................... 23,000 497,490
Vistra Corp. ............................ 19,875 557,692
1,055,182
a
Industrial Conglomerates  — 0.4%
3M Co. ................................ 4,566 509,109
General Electric Co. ....................... 4,213 481,293
Honeywell International, Inc. ................. 2,227 432,328
1,422,730
a
Security Shares Value
a
Industrial REITs  — 0.1%
Prologis, Inc. ............................ 3,571 $ 445,482
a
Insurance  — 4.0%
Aflac, Inc. .............................. 6,842 494,950
Allstate Corp. (The) ....................... 3,957 445,875
American Financial Group, Inc. ............... 4,144 503,952
American International Group, Inc. ............. 8,506 512,742
Aon PLC, Class A ........................ 1,380 439,530
Arch Capital Group Ltd.
(a)
................... 6,155 478,182
Arthur J Gallagher & Co. .................... 2,123 456,020
Assurant, Inc. ........................... 3,798 510,869
Brown & Brown, Inc. ....................... 7,122 501,745
Chubb Ltd. ............................. 2,225 454,812
Cincinnati Financial Corp. ................... 4,558 490,350
Erie Indemnity Co., Class A, NVS .............. 2,125 471,665
Everest Group Ltd. ........................ 1,264 455,685
Fidelity National Financial, Inc. ................ 13,999 548,341
Globe Life, Inc. .......................... 4,502 504,989
Hartford Financial Services Group, Inc. (The) ...... 6,630 476,564
Loews Corp. ............................ 8,150 510,597
Markel Group, Inc.
(a)(b)
...................... 351 508,848
Marsh & McLennan Companies, Inc. ............ 2,458 463,136
MetLife, Inc. ............................ 8,878 559,048
Principal Financial Group, Inc. ................ 6,838 546,151
Progressive Corp. (The) .................... 3,323 418,632
Prudential Financial, Inc. .................... 5,680 548,063
Travelers Companies, Inc. (The) ............... 2,502 431,870
W R Berkley Corp. ........................ 8,326 513,631
Willis Towers Watson PLC ................... 2,035 430,057
12,676,304
a
Interactive Media & Services  — 1.1%
Alphabet, Inc., Class A
(a)
.................... 1,702 225,889
Alphabet, Inc. , Class C, NVS
(a)
................ 1,534 204,191
Match Group, Inc.
(a)
....................... 15,399 716,207
Meta Platforms, Inc., Class A
(a)
................ 1,685 536,841
Pinterest, Inc., Class A
(a)
.................... 21,103 611,776
Snap, Inc., Class A, NVS
(a)(b)
................. 49,291 559,946
ZoomInfo Technologies, Inc.
(a)
................ 20,270 518,304
3,373,154
a
IT Services  — 2.1%
Accenture PLC, Class A .................... 1,498 473,892
Akamai Technologies, Inc.
(a)
.................. 5,489 518,710
Cloudflare, Inc., Class A
(a)(b)
.................. 8,184 562,814
Cognizant Technology Solutions Corp., Class A ..... 7,331 484,066
EPAM Systems, Inc.
(a)
...................... 1,935 458,227
Gartner, Inc.
(a)
........................... 1,418 501,391
GoDaddy, Inc., Class A
(a)
.................... 6,795 523,827
International Business Machines Corp. .......... 3,450 497,421
MongoDB, Inc., Class A
(a)
................... 1,722 729,095
Okta, Inc., Class A
(a)
....................... 5,877 451,706
Snowflake, Inc., Class A
(a)
................... 2,548 452,805
Twilio, Inc., Class A
(a)
...................... 9,559 631,181
VeriSign, Inc.
(a)
.......................... 2,059 434,346
6,719,481
a
Leisure Products  — 0.2%
Hasbro, Inc. ............................ 8,151 526,229
a
Life Sciences Tools & Services  — 2.1%
Agilent Technologies, Inc. ................... 3,560 433,501
Avantor, Inc.
(a)
........................... 22,835 469,716
Bio-Rad Laboratories, Inc., Class A
(a)
............ 1,265 512,780
Bio-Techne Corp. ......................... 5,758 480,217

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
26
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.
(a)
..... 2,462 $ 515,887
Danaher Corp.
(b)
......................... 1,909 486,910
Illumina, Inc.
(a)
........................... 2,257 433,683
IQVIA Holdings, Inc.
(a)
...................... 2,306 515,991
Mettler-Toledo International, Inc.
(a)
............. 334 419,995
Repligen Corp.
(a)(b)
........................ 3,087 529,606
Revvity, Inc. ............................ 4,010 493,030
Thermo Fisher Scientific, Inc. ................. 815 447,158
Waters Corp.
(a)
.......................... 1,792 494,968
West Pharmaceutical Services, Inc. ............ 1,335 491,333
6,724,775
a
Machinery  — 3.2%
Caterpillar, Inc. .......................... 2,047 542,803
Cummins, Inc. ........................... 2,138 557,590
Deere & Co. ............................ 1,210 519,816
Dover Corp. ............................ 3,399 496,152
Fortive Corp. ............................ 7,129 558,557
Graco, Inc. ............................. 6,184 490,577
IDEX Corp. ............................. 2,338 527,944
Illinois Tool Works, Inc. ..................... 1,965 517,424
Ingersoll Rand, Inc. ....................... 7,825 510,738
Nordson Corp. ........................... 2,226 560,084
Otis Worldwide Corp. ...................... 5,482 498,643
PACCAR, Inc. ........................... 6,402 551,404
Parker-Hannifin Corp. ...................... 1,373 562,944
Pentair PLC ............................ 8,215 570,942
Snap-on, Inc. ........................... 1,846 502,924
Stanley Black & Decker, Inc. ................. 5,921 587,778
Toro Co. (The) ........................... 4,624 470,029
Westinghouse Air Brake Technologies Corp. ....... 4,867 576,447
Xylem, Inc. ............................. 4,501 507,488
10,110,284
a
Media  — 1.8%
Charter Communications, Inc., Class A
(a)
......... 1,331 539,308
Comcast Corp., Class A .................... 10,489 474,732
Fox Corp., Class A, NVS .................... 10,520 351,894
Fox Corp., Class B ........................ 5,102 160,254
Interpublic Group of Companies, Inc. (The) ....... 12,373 423,528
Liberty Broadband Corp., Class C, NVS
(a)
........ 6,263 558,221
Liberty Media Corp.-Liberty SiriusXM, Series C, NVS
(a)
17,441 555,147
News Corp., Class A, NVS .................. 26,199 519,264
Omnicom Group, Inc. ...................... 5,064 428,516
Paramount Global, Class B, NVS .............. 32,150 515,364
Sirius XM Holdings, Inc.
(b)
................... 136,158 694,406
Trade Desk, Inc. (The), Class A
(a)
.............. 6,911 630,698
5,851,332
a
Metals & Mining  — 1.2%
Alcoa Corp. ............................. 13,700 495,803
Cleveland-Cliffs, Inc.
(a)
..................... 32,868 580,120
Freeport-McMoRan, Inc. .................... 12,769 570,136
Newmont Corp. .......................... 10,555 453,021
Nucor Corp. ............................ 3,338 574,436
Reliance Steel & Aluminum Co. ............... 1,970 576,934
Steel Dynamics, Inc. ....................... 4,894 521,603
3,772,053
a
Mortgage Real Estate Investment Trusts (REITs)  — 0.2%
Annaly Capital Management, Inc. .............. 25,408 510,447
a
Multi-Utilities  — 1.5%
Ameren Corp. ........................... 5,582 478,210
CenterPoint Energy, Inc. .................... 16,669 501,570
CMS Energy Corp. ........................ 8,145 497,415
Security Shares Value
a
Multi-Utilities (continued)
Consolidated Edison, Inc. ................... 4,879 $ 462,822
Dominion Energy, Inc. ...................... 8,753 468,723
DTE Energy Co. ......................... 4,322 494,005
NiSource, Inc. ........................... 17,764 494,550
Public Service Enterprise Group, Inc. ........... 7,520 474,662
Sempra ............................... 3,123 465,389
WEC Energy Group, Inc. .................... 5,168 464,397
4,801,743
a
Office REITs  — 0.4%
Alexandria Real Estate Equities, Inc. ............ 4,069 511,392
Boston Properties, Inc. ..................... 10,055 669,965
1,181,357
a
Oil, Gas & Consumable Fuels  — 4.1%
APA Corp. ............................. 14,608 591,478
Cheniere Energy, Inc. ...................... 3,264 528,311
Chesapeake Energy Corp. .................. 5,952 501,992
Chevron Corp. ........................... 2,748 449,738
ConocoPhillips .......................... 4,297 505,843
Coterra Energy, Inc. ....................... 18,527 510,234
Devon Energy Corp. ....................... 9,461 510,894
Diamondback Energy, Inc. ................... 3,597 529,910
EOG Resources, Inc. ...................... 3,943 522,566
EQT Corp. ............................. 13,318 561,753
Exxon Mobil Corp. ........................ 3,957 424,349
Hess Corp. ............................. 3,426 519,827
HF Sinclair Corp. ......................... 11,922 621,017
Kinder Morgan, Inc., Class P ................. 27,807 492,462
Marathon Oil Corp. ........................ 20,723 544,393
Marathon Petroleum Corp. .................. 4,118 547,776
Occidental Petroleum Corp. .................. 7,661 483,639
ONEOK, Inc. ............................ 7,966 534,041
Ovintiv, Inc. ............................. 14,191 654,063
Phillips 66 .............................. 4,804 535,886
Pioneer Natural Resources Co. ............... 2,190 494,217
Targa Resources Corp. ..................... 6,781 555,974
Texas Pacific Land Corp. .................... 361 543,774
Valero Energy Corp. ....................... 4,112 530,078
Williams Companies, Inc. (The) ............... 15,740 542,243
13,236,458
a
Passenger Airlines  — 0.4%
Delta Air Lines, Inc. ....................... 13,228 611,927
Southwest Airlines Co. ..................... 16,164 552,162
1,164,089
a
Personal Care Products  — 0.1%
Estee Lauder Companies, Inc. (The), Class A ...... 2,238 402,840
a
Pharmaceuticals  — 1.5%
Bristol-Myers Squibb Co. .................... 6,620 411,698
Catalent, Inc.
(a)
.......................... 13,449 652,546
Eli Lilly & Co. ........................... 951 432,277
Jazz Pharmaceuticals PLC
(a)
................. 3,670 478,641
Johnson & Johnson ....................... 2,631 440,771
Merck & Co., Inc. ......................... 3,669 391,299
Pfizer, Inc. ............................. 11,673 420,928
Royalty Pharma PLC, Class A ................ 14,261 447,510
Viatris, Inc. ............................. 52,086 548,466
Zoetis, Inc., Class A ....................... 2,476 465,711
4,689,847
a
Professional Services  — 2.6%
Automatic Data Processing, Inc. ............... 2,051 507,130
Booz Allen Hamilton Holding Corp., Class A ....... 5,221 632,159

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2023
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Professional Services (continued)
Broadridge Financial Solutions, Inc. ............ 3,088 $ 518,537
Ceridian HCM Holding, Inc.
(a)
................. 7,908 559,965
Clarivate PLC
(a)
.......................... 68,505 651,483
Equifax, Inc. ............................ 2,220 453,058
Jacobs Solutions, Inc. ...................... 4,109 515,310
Leidos Holdings, Inc. ...................... 6,174 577,454
Paychex, Inc. ........................... 4,266 535,255
Paycom Software, Inc. ..................... 1,664 613,617
Paylocity Holding Corp.
(a)(b)
.................. 2,799 634,953
Robert Half, Inc. ......................... 7,238 536,698
SS&C Technologies Holdings, Inc. ............. 8,518 496,173
TransUnion ............................. 6,821 543,565
Verisk Analytics, Inc. ....................... 2,094 479,400
8,254,757
a
Real Estate Management & Development  — 0.5%
CBRE Group, Inc., Class A
(a)
................. 6,090 507,358
CoStar Group, Inc.
(a)
....................... 5,925 497,522
Zillow Group, Inc., Class C, NVS
(a)
............. 10,725 580,866
1,585,746
a
Residential REITs  — 1.6%
American Homes 4 Rent, Class A .............. 14,349 537,800
AvalonBay Communities, Inc. ................ 2,652 500,300
Camden Property Trust ..................... 4,533 494,505
Equity LifeStyle Properties, Inc. ............... 7,402 526,874
Equity Residential ........................ 7,623 502,661
Essex Property Trust, Inc. ................... 2,295 558,947
Invitation Homes, Inc. ...................... 14,130 501,615
Mid-America Apartment Communities, Inc. ........ 3,201 479,062
Sun Communities, Inc. ..................... 3,686 480,286
UDR, Inc. .............................. 11,964 489,088
5,071,138
a
Retail REITs  — 0.7%
Kimco Realty Corp. ....................... 26,507 537,032
Realty Income Corp. ....................... 7,639 465,750
Regency Centers Corp. .................... 8,475 555,367
Simon Property Group, Inc. .................. 4,399 548,115
2,106,264
a
Semiconductors & Semiconductor Equipment  — 4.2%
Advanced Micro Devices, Inc.
(a)
............... 4,082 466,981
Analog Devices, Inc. ....................... 2,320 462,910
Applied Materials, Inc. ..................... 3,465 525,259
Broadcom, Inc. .......................... 625 561,656
Enphase Energy, Inc.
(a)(b)
.................... 2,890 438,789
Entegris, Inc. ............................ 4,964 544,600
First Solar, Inc.
(a)
......................... 2,307 478,472
Intel Corp. ............................. 14,625 523,136
KLA Corp. .............................. 1,071 550,441
Lam Research Corp. ...................... 756 543,178
Lattice Semiconductor Corp.
(a)
................ 5,822 529,453
Marvell Technology, Inc. .................... 10,140 660,418
Microchip Technology, Inc. ................... 5,865 550,958
Micron Technology, Inc. ..................... 6,551 467,676
Monolithic Power Systems, Inc. ............... 1,096 613,201
NVIDIA Corp. ........................... 1,314 614,019
NXP Semiconductors NV ................... 2,604 580,640
ON Semiconductor Corp.
(a)(b)
................. 5,476 590,039
Qorvo, Inc.
(a)
............................ 5,149 566,493
QUALCOMM, Inc. ........................ 4,141 547,316
Skyworks Solutions, Inc. .................... 4,706 538,225
SolarEdge Technologies, Inc.
(a)(b)
.............. 1,604 387,302
Teradyne, Inc.
(b)
.......................... 4,937 557,585
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ..................... 2,551 $ 459,180
Wolfspeed, Inc.
(a)
......................... 11,382 750,074
13,508,001
a
Software  —  6.2%
Adobe, Inc.
(a)
............................ 1,167 637,380
ANSYS, Inc.
(a)
........................... 1,533 524,439
Aspen Technology, Inc.
(a)(b)
................... 2,877 513,545
Atlassian Corp., Class A
(a)
................... 3,141 571,474
Autodesk, Inc.
(a)
.......................... 2,272 481,641
Bentley Systems, Inc., Class B
(b)
............... 10,462 563,693
BILL Holdings, Inc.
(a)(b)
...................... 5,149 645,376
Black Knight, Inc.
(a)
........................ 8,829 620,855
Cadence Design Systems, Inc.
(a)
.............. 2,093 489,783
Crowdstrike Holdings, Inc., Class A
(a)(b)
.......... 3,206 518,282
Datadog, Inc., Class A
(a)
.................... 5,032 587,335
DocuSign, Inc.
(a)
......................... 9,118 490,731
Dropbox, Inc., Class A
(a)
.................... 21,751 586,189
Dynatrace, Inc.
(a)
......................... 9,755 533,501
Fair Isaac Corp.
(a)
......................... 628 526,245
Fortinet, Inc.
(a)
........................... 6,540 508,289
Gen Digital, Inc. .......................... 30,100 585,445
HubSpot, Inc.
(a)
.......................... 975 566,036
Intuit, Inc. .............................. 987 505,048
Microsoft Corp. .......................... 1,232 413,853
Oracle Corp. ............................ 4,126 483,691
Palantir Technologies, Inc., Class A
(a)
........... 40,090 795,386
Palo Alto Networks, Inc.
(a)(b)
.................. 2,405 601,154
PTC, Inc.
(a)
............................. 3,548 517,334
Roper Technologies, Inc. .................... 999 492,557
Salesforce, Inc.
(a)
......................... 2,037 458,345
ServiceNow, Inc.
(a)
........................ 864 503,712
Splunk, Inc.
(a)
........................... 4,975 538,942
Synopsys, Inc.
(a)
......................... 1,101 497,432
Tyler Technologies, Inc.
(a)
................... 1,213 481,112
UiPath, Inc., Class A
(a)(b)
.................... 31,559 570,587
Unity Software, Inc.
(a)
...................... 16,666 763,969
VMware, Inc., Class A
(a)
.................... 3,620 570,621
Workday, Inc., Class A
(a)
.................... 2,318 549,667
Zoom Video Communications, Inc., Class A
(a)
...... 6,788 497,900
Zscaler, Inc.
(a)
........................... 3,780 606,236
19,797,785
a
Specialized REITs  — 1.7%
American Tower Corp. ..................... 2,341 445,516
Crown Castle, Inc. ........................ 4,016 434,892
Digital Realty Trust, Inc. .................... 5,153 642,167
Equinix, Inc. ............................ 624 505,390
Extra Space Storage, Inc. ................... 3,203 447,043
Gaming and Leisure Properties, Inc. ............ 9,880 468,905
Iron Mountain, Inc. ........................ 8,593 527,610
Public Storage ........................... 1,593 448,828
SBA Communications Corp., Class A ............ 2,013 440,746
VICI Properties, Inc. ....................... 14,635 460,710
Weyerhaeuser Co. ........................ 15,969 543,904
5,365,711
a
Specialty Retail  — 2.3%
Advance Auto Parts, Inc. .................... 4,195 312,066
AutoZone, Inc.
(a)
......................... 172 426,856
Bath & Body Works, Inc. .................... 13,203 489,303
Best Buy Co., Inc. ........................ 6,785 563,494
Burlington Stores, Inc.
(a)
.................... 2,894 514,032
CarMax, Inc.
(a)(b)
.......................... 6,726 555,635
Chewy, Inc., Class A
(a)(b)
.................... 15,187 514,839

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
28
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Specialty Retail (continued)
Dick's Sporting Goods, Inc. .................. 3,830 $ 540,030
Home Depot, Inc. (The) .................... 1,455 485,737
Lowe's Companies, Inc. .................... 2,134 499,932
O'Reilly Automotive, Inc.
(a)
................... 474 438,825
Ross Stores, Inc. ......................... 4,390 503,270
TJX Companies, Inc. (The) .................. 5,620 486,299
Tractor Supply Co. ........................ 2,081 466,123
Ulta Beauty, Inc.
(a)
........................ 950 422,560
7,219,001
a
Technology Hardware, Storage & Peripherals  — 1.1%
Apple, Inc. ............................. 2,227 437,494
Dell Technologies, Inc., Class C ............... 9,706 513,642
Hewlett Packard Enterprise Co. ............... 33,172 576,529
HP, Inc. ............................... 15,170 498,031
NetApp, Inc. ............................ 7,307 570,019
Seagate Technology Holdings PLC ............. 7,712 489,712
Western Digital Corp.
(a)
..................... 12,628 537,448
3,622,875
a
Textiles, Apparel & Luxury Goods  — 0.6%
Deckers Outdoor Corp.
(a)
.................... 1,058 575,224
Lululemon Athletica, Inc.
(a)
................... 1,233 466,728
Nike, Inc., Class B ........................ 3,757 414,735
VF Corp. .............................. 25,862 512,326
1,969,013
a
Tobacco  — 0.3%
Altria Group, Inc. ......................... 9,827 446,342
Philip Morris International, Inc. ................ 4,671 465,792
912,134
a
Trading Companies & Distributors  — 0.8%
Fastenal Co. ............................ 8,409 492,851
Ferguson PLC ........................... 3,136 506,840
Security Shares Value
a
Trading Companies & Distributors (continued)
United Rentals, Inc. ....................... 1,347 $ 625,924
Watsco, Inc. ............................ 1,425 538,921
WW Grainger, Inc. ........................ 679 501,435
2,665,971
a
Water Utilities  — 0.3%
American Water Works Co., Inc. ............... 3,310 487,993
Essential Utilities, Inc. ...................... 12,026 508,580
996,573
a
Wireless Telecommunication Services  — 0.1%
T-Mobile U.S., Inc.
(a)
....................... 3,113 428,878
a
Total Long-Term Investments — 99.8%
(Cost: $318,717,211) ................................ 319,241,221
a
Short-Term Securities
Money Market Funds  —  4.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.42%
(c)(d)(e)
...................... 15,064,771 15,067,783
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.22%
(c)(d)
............................ 453,882 453,882
a
Total Short-Term Securities — 4.8%
(Cost: $15,513,367) ................................. 15,521,665
Total Investments — 104.6%
(Cost: $334,230,578) ................................ 334,762,886
Liabilities in Excess of Other Assets — (4.6)% ............... (14,739,761)
Net Assets — 100.0% ................................. $ 320,023,125
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 21,388,783 $ — $ (6,328,011)
(a)
$ 5,940 $ 1,071 $ 15,067,783 15,064,771 $ 159,847
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 450,149 3,733
(a)
— — — 453,882 453,882 23,733 —
BlackRock, Inc. .. 578,841 56,627 (204,214) (24,816) 82,681 489,119 662 14,288 —
$ (18,876) $ 83,752
$ 16,010,784
$ 197,868 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2023
29
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 4 09/15/23 $ 403 $ 15,951
E-Mini S&P MidCap 400 Index ............................................................. 1 09/15/23 274 16,097
$ 32,048
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 32,048 $ — $ — $ — $ 32,048
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (71,167) $ — $ — $ — $ (71,167)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (9,772) $ — $ — $ — $ (9,772)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 776,735
a

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Size Factor ETF
30
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 319,241,221  $ —  $ —  $ 319,241,221
Short-Term Securities
Money Market Funds ...................................... 15,521,665  —  —  15,521,665
$ 334,762,886  $ —  $ —  $ 334,762,886
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 32,048  $ —  $ —  $ 32,048
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
July 31, 2023
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .2%
Huntington Ingalls Industries, Inc. .............. 35,924 $ 8,250,665
L3Harris Technologies, Inc. .................. 157,309 29,808,482
RTX Corp. ............................. 1,115,917 98,122,582
Textron, Inc. ............................ 229,495 17,847,826
154,029,555
a
Air Freight & Logistics  —  1 .3%
FedEx Corp. ............................ 323,844 87,421,688
a
Automobile Components  —  0 .7%
BorgWarner, Inc. ......................... 625,081 29,066,267
Lear Corp. ............................. 132,858 20,561,104
49,627,371
a
Automobiles  —  4 .9%
Ford Motor Co. .......................... 11,356,608 150,020,792
General Motors Co. ....................... 5,017,705 192,529,341
342,550,133
a
Banks  —  5 .7%
Citigroup, Inc. ........................... 2,943,844 140,303,605
Citizens Financial Group, Inc. ................ 555,415 17,917,688
Fifth Third Bancorp ....................... 511,097 14,872,923
KeyCorp ............................... 598,500 7,367,535
M&T Bank Corp. ......................... 101,740 14,229,356
Regions Financial Corp. .................... 721,519 14,697,342
Truist Financial Corp. ...................... 897,741 29,822,956
Webster Financial Corp. .................... 130,017 6,152,405
Wells Fargo & Co. ........................ 3,240,151 149,565,370
394,929,180
a
Beverages  —  0 .5%
Molson Coors Beverage Co. , Class B ........... 490,983 34,255,884
a
Biotechnology  —  1 .1%
Gilead Sciences, Inc. ...................... 1,017,058 77,438,796
a
Building Products  —  1 .2%
Builders FirstSource, Inc.
(a)
.................. 128,404 18,545,390
Fortune Brands Innovations, Inc. .............. 97,940 6,960,596
Johnson Controls International PLC ............ 492,923 34,282,794
Owens Corning .......................... 163,388 22,872,686
82,661,466
a
Capital Markets  —  2 .2%
Bank of New York Mellon Corp. (The) ........... 689,977 31,297,357
Franklin Resources, Inc. .................... 220,736 6,454,321
Goldman Sachs Group, Inc. (The) ............. 256,981 91,451,828
Invesco Ltd. ............................ 396,985 6,669,348
State Street Corp. ........................ 255,091 18,478,792
154,351,646
a
Chemicals  —  1 .3%
CF Industries Holdings, Inc. .................. 153,955 12,636,626
Dow, Inc. .............................. 457,840 25,854,225
Eastman Chemical Co. ..................... 67,947 5,814,904
LyondellBasell Industries NV , Class A ........... 223,633 22,108,358
Mosaic Co. (The) ......................... 413,594 16,858,092
Westlake Corp. .......................... 33,584 4,617,800
87,890,005
a
Communications Equipment  —  5 .1%
Cisco Systems, Inc. ....................... 6,216,365 323,499,634
F5, Inc.
(a)
.............................. 93,491 14,794,016
Security Shares Value
a
Communications Equipment (continued)
Juniper Networks, Inc. ..................... 537,736 $ 14,949,061
353,242,711
a
Consumer Finance  —  1 .1%
Ally Financial, Inc. ........................ 372,813 11,385,709
Capital One Financial Corp. .................. 463,248 54,209,281
Synchrony Financial ....................... 276,776 9,559,843
75,154,833
a
Consumer Staples Distribution & Retail  —  1 .6%
Albertsons Companies, Inc. , Class A ............ 279,103 6,064,908
Kroger Co. (The) ......................... 1,103,023 53,651,039
Walgreens Boots Alliance, Inc. ................ 1,750,609 52,465,752
112,181,699
a
Containers & Packaging  —  0 .3%
International Paper Co. ..................... 247,647 8,930,151
Westrock Co. ........................... 347,682 11,574,334
20,504,485
a
Distributors  —  0 .3%
LKQ Corp. ............................. 432,154 23,677,718
a
Diversified Telecommunication Services  —  5 .3%
AT&T, Inc. .............................. 22,947,653 333,199,921
Liberty Global PLC , Class A
(a)
................ 629,012 11,680,753
Liberty Global PLC , Class C , NVS
(a)
............ 1,241,142 24,524,966
369,405,640
a
Electric Utilities  —  1 .8%
Evergy, Inc. ............................. 331,593 19,885,632
NRG Energy, Inc. ......................... 526,361 19,996,455
PG&E Corp.
(a)
........................... 2,874,233 50,615,243
PPL Corp. ............................. 1,156,298 31,832,884
122,330,214
a
Electrical Equipment  —  0 .1%
Sensata Technologies Holding PLC ............ 157,614 6,659,192
a
Electronic Equipment, Instruments & Components  —  2 .0%
Arrow Electronics, Inc.
(a)
.................... 192,182 27,393,622
Corning, Inc. ............................ 1,485,153 50,406,093
TE Connectivity Ltd. ....................... 402,872 57,808,103
135,607,818
a
Entertainment  —  1 .2%
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 6,213,725 81,213,386
a
Financial Services  —  1 .2%
Equitable Holdings, Inc. .................... 326,407 9,364,617
Fidelity National Information Services, Inc. ........ 703,429 42,473,043
Global Payments, Inc. ..................... 286,088 31,541,202
83,378,862
a
Food Products  —  3 .1%
Archer-Daniels-Midland Co. .................. 840,740 71,429,271
Conagra Brands, Inc. ...................... 635,240 20,842,224
J M Smucker Co. (The) ..................... 148,321 22,344,559
Kraft Heinz Co. (The) ...................... 1,672,524 60,511,918
Tyson Foods, Inc. , Class A .................. 659,370 36,740,096
211,868,068
a
Gas Utilities  —  0 .2%
UGI Corp. .............................. 519,654 14,025,461
a

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
32
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Ground Transportation  —  0 .4%
Knight-Swift Transportation Holdings, Inc. , Class A .. 269,759 $ 16,387,859
U-Haul Holding Co. , Series N , NVS
(b)
........... 143,049 8,183,834
24,571,693
a
Health Care Equipment & Supplies  —  0 .1%
Dentsply Sirona, Inc. ...................... 137,995 5,729,552
a
Health Care Providers & Services  —  6 .1%
Cardinal Health, Inc. ....................... 245,445 22,450,854
Centene Corp.
(a)
......................... 620,165 42,227,035
Cigna Group (The) ........................ 338,520 99,897,252
CVS Health Corp. ........................ 1,807,386 134,993,660
DaVita, Inc.
(a)
............................ 37,707 3,845,737
Elevance Health, Inc. ...................... 169,021 79,715,374
Laboratory Corp. of America Holdings ........... 84,014 17,973,115
Quest Diagnostics, Inc. ..................... 90,257 12,203,649
Universal Health Services, Inc. , Class B ......... 64,238 8,926,513
422,233,189
a
Hotels, Restaurants & Leisure  —  0 .2%
Expedia Group, Inc.
(a) (b)
..................... 134,267 16,451,736
a
Household Durables  —  4 .1%
DR Horton, Inc. .......................... 714,630 90,772,303
Lennar Corp. , Class A ...................... 770,958 97,780,603
Mohawk Industries, Inc.
(a)
................... 162,008 17,227,931
PulteGroup, Inc. ......................... 708,926 59,826,265
Whirlpool Corp. .......................... 138,742 20,014,921
285,622,023
a
Industrial Conglomerates  —  1 .1%
General Electric Co. ....................... 662,143 75,643,216
a
Insurance  —  2 .4%
American International Group, Inc. ............. 840,186 50,646,412
Everest Group Ltd. ........................ 31,280 11,276,753
Fidelity National Financial, Inc. ................ 173,127 6,781,384
Hartford Financial Services Group, Inc. (The) ...... 209,441 15,054,619
Loews Corp. ............................ 181,624 11,378,744
MetLife, Inc. ............................ 570,032 35,894,915
Prudential Financial, Inc. .................... 334,553 32,281,019
163,313,846
a
IT Services  —  3 .6%
Cognizant Technology Solutions Corp. , Class A ..... 870,271 57,463,994
International Business Machines Corp. .......... 1,324,414 190,954,011
248,418,005
a
Machinery  —  1 .5%
Cummins, Inc. ........................... 115,333 30,078,846
PACCAR, Inc. ........................... 482,548 41,561,859
Snap-on, Inc. ........................... 44,749 12,191,418
Westinghouse Air Brake Technologies Corp. ....... 162,873 19,290,678
103,122,801
a
Media  —  0 .9%
Fox Corp. , Class A , NVS .................... 690,514 23,097,693
Fox Corp. , Class B ........................ 352,309 11,066,026
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
194,772 6,199,593
Paramount Global , Class B , NVS .............. 1,570,913 25,181,735
65,545,047
a
Metals & Mining  —  1 .1%
Alcoa Corp. ............................. 108,889 3,940,693
Cleveland-Cliffs, Inc.
(a)
..................... 654,590 11,553,513
Nucor Corp. ............................ 250,003 43,023,016
Security Shares Value
a
Metals & Mining (continued)
Steel Dynamics, Inc. ....................... 169,479 $ 18,063,072
76,580,294
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .2%
Annaly Capital Management, Inc. .............. 560,593 11,262,313
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 389,333 36,932,128
a
Oil, Gas & Consumable Fuels  —  4 .5%
APA Corp. ............................. 663,023 26,845,801
Chesapeake Energy Corp. .................. 186,342 15,716,084
Coterra Energy, Inc. ....................... 1,417,663 39,042,439
Diamondback Energy, Inc. ................... 432,369 63,696,601
EQT Corp. ............................. 598,741 25,254,895
HF Sinclair Corp. ......................... 242,557 12,634,794
Marathon Oil Corp. ........................ 1,657,087 43,531,676
Ovintiv, Inc. ............................. 733,398 33,802,314
Valero Energy Corp. ....................... 399,137 51,452,751
311,977,355
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 215,452 9,966,809
Southwest Airlines Co. ..................... 222,448 7,598,824
17,565,633
a
Pharmaceuticals  —  5 .7%
Bristol-Myers Squibb Co. .................... 2,127,193 132,290,133
Jazz Pharmaceuticals PLC
(a)
................. 71,673 9,347,593
Pfizer, Inc. ............................. 6,020,318 217,092,667
Royalty Pharma PLC , Class A ................ 265,320 8,325,741
Viatris, Inc. ............................. 2,382,430 25,086,988
392,143,122
a
Professional Services  —  0 .4%
Clarivate PLC
(a) (b)
......................... 508,735 4,838,070
Leidos Holdings, Inc. ...................... 98,626 9,224,490
SS&C Technologies Holdings, Inc. ............. 251,483 14,648,884
28,711,444
a
Real Estate Management & Development  —  0 .9%
CBRE Group, Inc. , Class A
(a) (b)
................ 629,848 52,472,637
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 242,026 13,108,128
65,580,765
a
Retail REITs  —  0 .8%
Simon Property Group, Inc. .................. 456,180 56,840,028
a
Semiconductors & Semiconductor Equipment  —  13 .6%
Applied Materials, Inc. ..................... 974,786 147,767,810
Intel Corp. ............................. 10,487,870 375,151,110
Micron Technology, Inc. ..................... 3,059,321 218,404,926
NXP Semiconductors NV ................... 356,249 79,436,402
ON Semiconductor Corp.
(a) (b)
................. 605,775 65,272,256
Qorvo, Inc.
(a)
............................ 186,634 20,533,473
Skyworks Solutions, Inc. .................... 320,457 36,650,667
943,216,644
a
Software  —  0 .3%
Aspen Technology, Inc.
(a) (b)
................... 50,839 9,074,762
Gen Digital, Inc. .......................... 481,021 9,355,858
18,430,620
a
Specialized REITs  —  0 .9%
Weyerhaeuser Co. ........................ 1,754,661 59,763,754
a

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(continued)
July 31, 2023
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail  —  0 .4%
Best Buy Co., Inc. ........................ 373,350 $ 31,006,717
a
Technology Hardware, Storage & Peripherals  —  3 .5%
Dell Technologies, Inc. , Class C ............... 556,238 29,436,115
Hewlett Packard Enterprise Co. ............... 4,442,770 77,215,343
HP, Inc. ............................... 2,151,289 70,626,818
NetApp, Inc. ............................ 304,094 23,722,373
Western Digital Corp.
(a)
..................... 896,524 38,156,061
239,156,710
a
Tobacco  —  1 .3%
Altria Group, Inc. ......................... 1,977,240 89,806,241
a
Trading Companies & Distributors  —  0 .6%
United Rentals, Inc. ....................... 90,993 42,282,627
a
Total Long-Term Investments — 99.8%
(Cost: $ 7,516,205,813 ) ............................... 6,906,313,314
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(c) (d) (e)
...................... 33,391,286 $ 33,397,964
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(c) (d)
............................ 11,508,688 11,508,688
a
Total Short-Term Securities — 0.6%
(Cost: $ 44,902,884 ) ................................. 44,906,652
Total Investments — 100.4%
(Cost: $ 7,561,108,697 ) ............................... 6,951,219,966
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (30,561,731)
Net Assets — 100.0% ................................. $ 6,920,658,235
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 147,212,646 $ — $ (113,798,239)
(a)
$ 9,178 $ (25,621) $ 33,397,964 33,391,286 $ 165,358
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 15,516,861 — (4,008,173)
(a)
— — 11,508,688 11,508,688 464,815 11
$ 9,178 $ (25,621)
$ 44,906,652
$ 630,173 $ 11
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 62 09/15/23 $ 6,242 $ 413,687
E-Mini S&P 500 Index ................................................................... 31 09/15/23 7,152 405,188
$ 818,875

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Value Factor ETF
34
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 818,875 $ — $ — $ — $ 818,875
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (18,218) $ — $ — $ — $ (18,218)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (579,213) $ — $ — $ — $ (579,213)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 13,119,538
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,906,313,314  $ —  $ —  $ 6,906,313,314
Short-Term Securities
Money Market Funds ...................................... 44,906,652  —  —  44,906,652
$ 6,951,219,966  $ —  $ —  $ 6,951,219,966
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 818,875  $ —  $ —  $ 818,875
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Statements
Statements of Assets and Liabilities
July 31, 2023
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 9,084,204,513  $ 31,291,034,504  $ 318,752,102  $ 6,906,313,314
Investments, at value — affiliated
(c)
........................................ 119,038,874  514,770,996  16,010,784  44,906,652
Cash ............................................................ 253,227  619,136  97,119  1,006,470
Cash pledged:
Futures contracts .................................................. 1,519,000  3,709,000  44,000  813,000
Receivables:
Securities lending income — affiliated .................................... 13,378  27,507  22,293  5,515
Dividends — unaffiliated ............................................. 1,109,162  18,244,731  197,170  14,344,314
Dividends — affiliated ............................................... 108,118  204,977  2,412  37,086
Interest — unaffiliated ............................................... 1,236  11,523  55  4,441
Variation margin on futures contracts ..................................... 48,800  119,200  5,690  82,460
Total assets .......................................................
9,206,296,308  31,828,741,574  335,131,625  6,967,513,252
LIABILITIES
Collateral on securities loaned ........................................... 91,497,206  189,886,732  15,067,944  33,453,837
Payables:
Investments purchased .............................................. —  —  —  12,528,294
Capital shares redeemed ............................................. 38,011  14,274  —  10,180
Investment advisory fees ............................................. 1,163,536  4,072,359  40,556  862,706
Total liabilities ......................................................
92,698,753  193,973,365  15,108,500  46,855,017
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 9,113,597,555  $ 31,634,768,209  $ 320,023,125  $ 6,920,658,235
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 12,263,974,690  $ 28,869,615,702  $ 377,368,863  $ 8,279,798,044
Accumulated earnings (loss) ............................................ (3,150,377,135) 2,765,152,507  (57,345,738) (1,359,139,809)
NET ASSETS ......................................................
$ 9,113,597,555  $ 31,634,768,209  $ 320,023,125  $ 6,920,658,235
NET ASSET VALUE
Shares outstanding .................................................. 62,100,000  226,100,000  2,500,000  71,150,000
Net asset value ..................................................... $ 146.76  $ 139.91  $ 128.01  $ 97.27
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 88,882,326  $ 186,063,354  $ 14,911,347  $ 33,188,030
(b)
Investments, at cost — unaffiliated ...................................... $ 8,154,124,330  $ 26,157,765,115  $ 318,237,770  $ 7,516,205,813
(c)
Investments, at cost — affiliated ........................................ $ 119,041,670  $ 485,554,298  $ 15,992,808  $ 44,902,884

2023
iShares Annual Report to Shareholders
Statements of Operations
Year Ended July 31, 2023
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 220,441,382  $ 350,863,530  $ 5,266,487  $ 231,880,130
Dividends — affiliated .............................................. 815,749  9,541,474  38,021  464,815
Interest — unaffiliated .............................................. 130,272  235,165  3,062  88,764
Securities lending income — affiliated — net ............................... 159,689  833,914  159,847  165,358
Foreign taxes withheld ............................................. (16,777) —  (2,181) (187,927)
Total investment income ..............................................
221,530,315  361,474,083  5,465,236  232,411,140
EXPENSES
Investment advisory ............................................... 15,798,180  33,589,792  480,275  11,235,567
Total expenses .................................................... 15,798,180  33,589,792  480,275  11,235,567
Net investment income ...............................................
205,732,135  327,884,291  4,984,961  221,175,573
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (918,116,125) (1,321,792,124) (22,973,723) (193,013,477)
Investments — affiliated ........................................... 12,038  (32,646,151) (22,978) 9,178
Capital gain distributions from underlying funds — affiliated ................... 14  21  —  11
Futures contracts ............................................... 3,194,371  2,833,357  (71,167) (18,218)
In-kind redemptions — unaffiliated
(a)
................................... 229,624,777  1,070,810,825  5,664,182  74,893,920
In-kind redemptions — affiliated
(a)
.................................... —  3,078,726  4,102  —
(685,284,925) (277,715,346) (17,399,584) (118,128,586)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 879,064,557  4,471,582,885  37,816,142  121,379,793
Investments — affiliated ........................................... (16,993) 29,161,548  83,752  (25,621)
Futures contracts ............................................... (1,028,329) 337,619  (9,772) (579,213)
878,019,235  4,501,082,052  37,890,122  120,774,959
Net realized and unrealized gain ........................................
192,734,310  4,223,366,706  20,490,538  2,646,373
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 398,466,445  $ 4,551,250,997  $ 25,475,499  $ 223,821,946
(a)
See Note 2 of the Notes to Financial Statements.

Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Momentum Factor ETF
iShares
MSCI USA Quality Factor ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 205,732,135  $ 141,223,962  $ 327,884,291  $ 289,671,290
Net realized gain (loss) ......................................... (685,284,925) (717,988,922) (277,715,346) 1,883,361,480
Net change in unrealized appreciation (depreciation) ..................... 878,019,235  (1,701,248,504) 4,501,082,052  (4,675,517,034)
Net increase (decrease) in net assets resulting from operations ................
398,466,445  (2,278,013,464) 4,551,250,997  (2,502,484,264)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(232,076,086) (120,180,940) (325,161,698) (281,237,239)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(1,094,647,687) (2,052,967,728) 7,171,562,698  (945,991,807)
NET ASSETS
Total increase (decrease) in net assets ................................ (928,257,328) (4,451,162,132) 11,397,651,997  (3,729,713,310)
Beginning of year ...............................................
10,041,854,883  14,493,017,015  20,237,116,212  23,966,829,522
End of year ...................................................
$ 9,113,597,555  $ 10,041,854,883  $ 31,634,768,209  $ 20,237,116,212
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA Size Factor ETF
iShares
MSCI USA Value Factor ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 4,984,961  $ 6,620,398  $ 221,175,573  $ 350,017,917
Net realized gain (loss) ......................................... (17,399,584) 47,973,352  (118,128,586) 1,964,268,133
Net change in unrealized appreciation (depreciation) ..................... 37,890,122  (86,151,464) 120,774,959  (2,912,361,127)
Net increase (decrease) in net assets resulting from operations ................
25,475,499  (31,557,714) 223,821,946  (598,075,077)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(4,723,437) (7,036,092) (231,097,546) (379,603,795)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(47,798,497) (289,200,521) (2,196,245,190) (5,843,830,740)
NET ASSETS
Total decrease in net assets ....................................... (27,046,435) (327,794,327) (2,203,520,790) (6,821,509,612)
Beginning of year ...............................................
347,069,560  674,863,887  9,124,179,025  15,945,688,637
End of year ...................................................
$ 320,023,125  $ 347,069,560  $ 6,920,658,235  $ 9,124,179,025
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Momentum Factor ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ..........................
$ 143.35  $ 175.04  $ 140.10  $ 120.79  $ 111.68
Net investment income
(a)
................................ 2 .79  1 .79  0 .85  1 .50  1 .67
Net realized and unrealized gain (loss)
(b)
......................
3 .83  (31.95) 34.86  19.53  9 .03
Net increase (decrease) from investment operations ...............
6 .62  (30.16) 35.71  21.03  10.70
Distributions from net investment income
(c)
...................... ( 3 .21 ) ( 1 .53 ) ( 0 .77 ) ( 1 .72 ) ( 1 .59 )
Net asset value, end of year ..............................
$ 146.76  $ 143.35  $ 175.04  $ 140.10  $ 120.79
Total Return
(d)
– – – – –
Based on net asset value .................................
4 .80% (17.35) % 25.57% 17.71% 9 .71%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .95% 1 .07% 0 .53% 1 .22% 1 .49%
Supplemental Data
Net assets, end of year (000) ...............................
$ 9,113,598  $ 10,041,855  $ 14,493,017  $ 10,647,455  $ 10,176,170
Portfolio turnover rate
(f)
...................................
111% 125% 107% 160% 138%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Quality Factor ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ..........................
$ 121.95  $ 137.31  $ 100.59  $ 92.73  $ 86.55
Net investment income
(a)
................................ 1 .79  1 .68  1 .70  1 .72  1 .61
Net realized and unrealized gain (loss)
(b)
......................
17.93  (15.41) 36.79  7 .71  6 .16
Net increase (decrease) from investment operations ...............
19.72  (13.73) 38.49  9 .43  7 .77
Distributions from net investment income
(c)
...................... ( 1 .76 ) ( 1 .63 ) ( 1 .77 ) ( 1 .57 ) ( 1 .59 )
Net asset value, end of year ..............................
$ 139.91  $ 121.95  $ 137.31  $ 100.59  $ 92.73
Total Return
(d)
– – – – –
Based on net asset value .................................
16.47% (10.09) % 38.63% 10.38% 9 .13%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .46% 1 .27% 1 .45% 1 .82% 1 .85%
Supplemental Data
Net assets, end of year (000) ...............................
$ 31,634,768  $ 20,237,116  $ 23,966,830  $ 18,851,143  $ 10,913,780
Portfolio turnover rate
(f)
...................................
58% 41% 47% 45% 41%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Size Factor ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ..........................
$ 119.68  $ 131.04  $ 92.12  $ 91.99  $ 86.61
Net investment income
(a)
................................ 1 .83  1 .69  1 .50  1 .73  1 .52
Net realized and unrealized gain (loss)
(b)
......................
8 .24  (11.21) 38.96  ( 0 .13 ) 5 .49
Net increase (decrease) from investment operations ...............
10.07  ( 9 .52 ) 40.46  1 .60  7 .01
Distributions from net investment income
(c)
...................... ( 1 .74 ) ( 1 .84 ) ( 1 .54 ) ( 1 .47 ) ( 1 .63 )
Net asset value, end of year ..............................
$ 128.01  $ 119.68  $ 131.04  $ 92.12  $ 91.99
Total Return
(d)
– – – – –
Based on net asset value .................................
8 .62% ( 7 .35 ) % 44.28% 1 .91% 8 .26%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .56% 1 .31% 1 .34% 1 .93% 1 .74%
Supplemental Data
Net assets, end of year (000) ...............................
$ 320,023  $ 347,070  $ 674,864  $ 741,572  $ 377,167
Portfolio turnover rate
(f)
...................................
22% 25% 23% 29% 30%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Value Factor ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year .........................
$ 95.84  $ 104.29  $ 72.97  $ 82.49  $ 85.39
Net investment income
(a)
............................... 2 .74  2 .66  2 .33  2 .37  2 .23
Net realized and unrealized gain (loss)
(b)
.....................
1 .53  ( 8 .22 ) 30.96  ( 9 .65 ) ( 2 .92 )
Net increase (decrease) from investment operations ..............
4 .27  ( 5 .56 ) 33.29  ( 7 .28 ) ( 0 .69 )
Distributions from net investment income
(c)
..................... ( 2 .84 ) ( 2 .89 ) ( 1 .97 ) ( 2 .24 ) ( 2 .21 )
Net asset value, end of year .............................
$ 97.27  $ 95.84  $ 104.29  $ 72.97  $ 82.49
Total Return
(d)
– – – – –
Based on net asset value ................................
4 .77% ( 5 .48 ) % 46.10% ( 8 .83 ) % ( 0 .68 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................................
2 .96% 2 .57% 2 .47% 3 .04% 2 .74%
Supplemental Data
Net assets, end of year (000) ..............................
$ 6,920,658  $ 9,124,179  $ 15,945,689  $ 5,611,044  $ 3,485,258
Portfolio turnover rate
(f)
..................................
23% 17% 28% 33% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
MSCI USA Momentum Factor ............................................................................................ Diversified
MSCI USA Quality Factor ............................................................................................... Diversified
MSCI USA Size Factor ................................................................................................. Diversified
MSCI USA Value Factor ................................................................................................ Diversified

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

Notes to Financial Statements
( continued)

Notes to Financial Statements
connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Momentum Factor
Barclays Bank PLC ............................................... $ 4,107,918 $ (4,107,918) $ — $ —
BofA Securities, Inc. .............................................. 6,984,321 (6,984,321) — —
Citadel Clearing LLC .............................................. 3,549,500 (3,549,500) — —
Citigroup Global Markets, Inc. ........................................ 88,781 (88,781) — —
Goldman Sachs & Co. LLC ......................................... 96,975 (96,356) — 619
HSBC Bank PLC ................................................ 3,949,441 (3,949,441) — —
J.P. Morgan Securities LLC ......................................... 60,204,142 (60,204,142) — —
Morgan Stanley ................................................. 75,951 (75,951) — —
SG Americas Securities LLC ........................................ 2,208,875 (2,195,800) — 13,075
UBS Securities LLC .............................................. 7,163,594 (7,163,594) — —
Wells Fargo Bank NA ............................................. 452,828 (452,828) — —
$ 88,882,326 $ (88,868,632)
$ —
$ 13,694
a
MSCI USA Quality Factor
Barclays Bank PLC ............................................... 9,014,275 (9,014,275) — —
BNP Paribas SA ................................................. 81,688 (81,688) — —
BofA Securities, Inc. .............................................. 1,739,808 (1,739,808) — —
Citadel Clearing LLC .............................................. 11,006,857 (11,006,857) — —
Citigroup Global Markets, Inc. ........................................ 20,996,396 (20,907,283) — 89,113
HSBC Bank PLC ................................................ 33,590,377 (33,590,377) — —
J.P. Morgan Securities LLC ......................................... 12,730,673 (12,634,519) — 96,154
Jefferies LLC ................................................... 1,483,230 (1,483,230) — —
Morgan Stanley ................................................. 13,154,225 (13,154,225) — —
RBC Capital Markets LLC .......................................... 68,051,270 (68,051,270) — —
SG Americas Securities LLC ........................................ 6,150,453 (6,150,453) — —
UBS AG ...................................................... 769,071 (769,071) — —
UBS Securities LLC .............................................. 5,076,295 (5,076,295) — —
Virtu Americas LLC ............................................... 1,625,889 (1,625,889) — —
Wells Fargo Bank NA ............................................. 518,656 (518,656) — —
Wells Fargo Securities LLC ......................................... 74,191 (74,191) — —
$ 186,063,354 $ (185,878,087)
$ —
$ 185,267
a
MSCI USA Size Factor
Barclays Bank PLC ............................................... 1,076,931 (1,076,931) — —
Barclays Capital, Inc. ............................................. 364,068 (364,068) — —
BNP Paribas SA ................................................. 431,543 (429,353) — 2,190
BofA Securities, Inc. .............................................. 2,104,359 (2,104,359) — —
Citigroup Global Markets, Inc. ........................................ 1,098,197 (1,095,136) — 3,061
Goldman Sachs & Co. LLC ......................................... 5,535,837 (5,535,837) — —
HSBC Bank PLC ................................................ 1,599,693 (1,599,693) — —
J.P. Morgan Securities LLC ......................................... 683,920 (683,920) — —
Morgan Stanley ................................................. 1,424,186 (1,424,186) — —
UBS AG ...................................................... 79,666 (79,666) — —
UBS Securities LLC .............................................. 512,947 (503,867) — 9,080
$ 14,911,347 $ (14,897,016)
$ —
$ 14,331
a

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Value Factor
Barclays Bank PLC ............................................... $ 1,173,686 $ (1,173,686) $ — $ —
BMO Capital Markets Corp. ......................................... 171,542 (171,214) — 328
BNP Paribas SA ................................................. 629,815 (629,815) — —
Goldman Sachs & Co. LLC ......................................... 2,801,500 (2,782,545) — 18,955
J.P. Morgan Securities LLC ......................................... 833,238 (833,238) — —
Morgan Stanley ................................................. 14,829,222 (14,829,222) — —
RBC Capital Markets LLC .......................................... 6,140,672 (6,101,969) — 38,703
Scotia Capital (USA), Inc. .......................................... 5,540,115 (5,540,115) — —
UBS AG ...................................................... 514,890 (514,890) — —
Virtu Americas LLC ............................................... 553,350 (553,350) — —
$ 33,188,030 $ (33,130,044)
$ —
$ 57,986
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
MSCI USA Momentum Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
MSCI USA Quality Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Size Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15

Notes to Financial Statements
( continued)

Notes to Financial Statements
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
MSCI USA Momentum Factor ........................................................................................... $ 63,158
MSCI USA Quality Factor .............................................................................................. 262,990
MSCI USA Size Factor ................................................................................................ 43,287
MSCI USA Value Factor ............................................................................................... 65,303
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Momentum Factor ....................................................... $ 1,267,118,678  $ 1,661,978,510  $ (61,928,327)
MSCI USA Quality Factor .......................................................... 1,173,392,334  1,558,896,021  (2,274,611)
MSCI USA Size Factor ............................................................ 26,273,436  32,896,428  (4,011,344)
MSCI USA Value Factor ........................................................... 490,092,647  649,533,137  34,989,103
iShares ETF Purchases Sales
MSCI USA Momentum Factor ......................................................................... $ 11,618,455,851  $ 11,644,094,386
MSCI USA Quality Factor ............................................................................ 13,255,770,265  13,059,610,949
MSCI USA Size Factor .............................................................................. 69,887,496  69,425,731
MSCI USA Value Factor ............................................................................. 1,704,766,232  1,707,738,147

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
For the year ended July 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Momentum Factor ......................................................................... $ 3,104,850,531  $ 4,177,719,333
MSCI USA Quality Factor ............................................................................ 11,932,968,725  4,916,821,846
MSCI USA Size Factor .............................................................................. 10,655,376  58,209,705
MSCI USA Value Factor ............................................................................. 383,454,580  2,572,194,492
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI USA Momentum Factor ......................................................................... $ 229,409,964  $ (229,409,964)
MSCI USA Quality Factor ............................................................................ 1,072,780,854  (1,072,780,854)
MSCI USA Size Factor .............................................................................. 5,651,783  (5,651,783)
MSCI USA Value Factor ............................................................................. 72,509,291  (72,509,291)
iShares ETF
Year Ended
07/31/23
Year Ended
07/31/22
MSCI USA Momentum Factor
Ordinary income .......................................................................................... $ 232,076,086  $ 120,180,940
MSCI USA Quality Factor
Ordinary income .......................................................................................... $ 325,161,698  $ 281,237,239
MSCI USA Size Factor
Ordinary income .......................................................................................... $ 4,723,437  $ 7,036,092
MSCI USA Value Factor
Ordinary income .......................................................................................... $ 231,097,546  $ 379,603,795
iShares ETF
Undistributed
Ordinary Income
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI USA Momentum Factor ....................................
$ 5,096,035  $ (4,084,116,161) $ 928,642,991  $ (3,150,377,135)
MSCI USA Quality Factor .......................................
35,972,487  (2,395,144,859) 5,124,324,879  2,765,152,507
MSCI USA Size Factor .........................................
278,965  (57,475,306) (149,397) (57,345,738)
MSCI USA Value Factor ........................................
18,039,654  (736,816,445) (640,363,018) (1,359,139,809)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and the timing and recognition of realized gains (losses) for tax purposes.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of July 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Momentum Factor ..................................... $ 8,274,600,396  $ 978,597,762  $ (49,954,771) $ 928,642,991
MSCI USA Quality Factor ........................................ 26,681,480,621  5,574,722,512  (450,397,633) 5,124,324,879
MSCI USA Size Factor .......................................... 334,912,283  36,572,554  (36,721,951) (149,397)
MSCI USA Value Factor ......................................... 7,591,582,984  462,647,508  (1,103,010,526) (640,363,018)

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
MSCI USA Momentum Factor
Shares sold ............................................... 22,150,000  $ 3,116,739,507  38,950,000  $ 6,845,941,290
Shares redeemed ........................................... (30,100,000) (4,211,387,194) (51,700,000) (8,898,909,018)
(7,950,000) $ (1,094,647,687) (12,750,000) $ (2,052,967,728)
MSCI USA Quality Factor
Shares sold ............................................... 99,950,000  $ 12,117,158,431  57,000,000  $ 7,811,416,753
Shares redeemed ........................................... (39,800,000) (4,945,595,733) (65,600,000) (8,757,408,560)
60,150,000  $ 7,171,562,698  (8,600,000) $ (945,991,807)
MSCI USA Size Factor
Shares sold ............................................... 100,000  $ 10,676,106  750,000  $ 100,341,016
Shares redeemed ........................................... (500,000) (58,474,603) (3,000,000) (389,541,537)
(400,000) $ (47,798,497) (2,250,000) $ (289,200,521)
MSCI USA Value Factor
Shares sold ............................................... 4,100,000  $ 384,517,796  30,250,000  $ 3,183,847,456
Shares redeemed ........................................... (28,150,000) (2,580,762,986) (87,950,000) (9,027,678,196)
(24,050,000) $ (2,196,245,190) (57,700,000) $ (5,843,830,740)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2023, the related statements of operations for the year ended July 31, 2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2023 and each of the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 22, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares MSCI USA Momentum Factor ETF
    iShares MSCI USA Quality Factor ETF
    iShares MSCI USA Size Factor ETF
    iShares MSCI USA Value Factor ETF

Important Tax Information
(unaudited)

2023
iShares Annual Report to Shareholders
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI USA Momentum Factor ............................................................................................ $ 211,805,525
MSCI USA Quality Factor ............................................................................................... 331,325,809
MSCI USA Size Factor ................................................................................................. 4,367,083
MSCI USA Value Factor ................................................................................................ 221,937,423
iShares ETF
Qualified Business
Income
MSCI USA Momentum Factor ............................................................................................ $ 1,582,183
MSCI USA Quality Factor ............................................................................................... 4,403,874
MSCI USA Size Factor ................................................................................................. 200,849
MSCI USA Value Factor ................................................................................................ 2,218,123
iShares ETF
Dividends-Received
Deduction
MSCI USA Momentum Factor ............................................................................................ 100 .00%
MSCI USA Quality Factor ............................................................................................... 97 .23
MSCI USA Size Factor ................................................................................................. 83 .34
MSCI USA Value Factor ................................................................................................ 97 .72

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, iShares MSCI USA Value Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

Board Review and Approval of Investment Advisory Contract
(continued)

2023
iShares Annual Report to Shareholders
by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
July 31, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
MSCI USA Size Factor ............... $ 1.738690  $ —  $ —  $ 1.738690  100% — % — % 100%

Trustee and Officer Information
(unaudited)

2023
iShares Annual Report to Shareholders
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 387 funds as of July 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Aaron Wasserman,
the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.Fagnani
(1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H. Herbert
(1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Member of the Wyoming State Investment
Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts
(since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of
Salient MF Trust (4 portfolios) (2015-2018).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E. Lawton
(1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) ( continued)

Trustee and Officer Information
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Martinez
(1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan
(1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since 2023). Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America
(2019-2023).
Trent Walker
(1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Aaron Wasserman
(1974)
Chief Compliance
Officer (since 2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Funds Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since 2022). Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc.
(2010-2017).
Rachel Aguirre
(1982)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Independent Trustees (
continued
)

General Information

2023
iShares Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares

iS-AR-718-0723
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.   Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.   Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.   Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eleven series of the registrant for which the fiscal year-end is July 31, 2023 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $115,150 for the fiscal year ended
July 31, 2022
and $122,050 for the fiscal year ended July 31, 2023.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed July 31, 2022
and July 31, 2023 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $106,700 for the fiscal year ended
July 31, 2022
and $106,700 for the fiscal year ended July 31, 2023. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed July 31, 2022 and July 31, 2023
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $106,700 for the fiscal year ended
July 31, 2022
and $106,700 for the fiscal year ended July 31, 2023.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.   Audit Committee of Listed Registrants.

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b)     Not applicable.

Item 6.   Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)

(4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	September 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	September 22, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	September 22, 2023